     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON May 1, 2003


                                                     REGISTRATION NOS. 033-61122
                                                                   AND 811-04819
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.         / /


                       POST-EFFECTIVE AMENDMENT NO. 14       /X/


                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 36               /X/


                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

                           (Exact Name of Registrant)


                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                               (Name of Depositor)


                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                  DEPOSITOR'S TELEPHONE NUMBER: (866) 667-0561






Name and Address of Agent for Service:          Copy to:






Craig A. Hawley, Esq.                           Michael Berenson, Esq.
Secretary and General Counsel                   Christopher D. Menconi, Esq.
Inviva, Inc.                                    Morgan, Lewis & Bockius LLP
9920 Corporate Campus Drive, Suite 1000         1111 Pennsylvania Avenue, N.W.
Louisville, Kentucky 40223                      Washington, D.C. 20004

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____ pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

/ /     this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment


 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                                            LOGO



                                 Maxiflex Group
             Group Flexible Premium Deferred Fixed/Variable Annuity
                                    issued by

                    Jefferson National Life Annuity Account C

                                       and

                    Jefferson National Life Insurance Company

     This prospectus describes the group flexible premium deferred fixed/variable annuity contract ("Contract") issued by Jefferson National Life Insurance Company ("Jefferson National"). The Contracts are designed for use in retirement planning.

     The Contract has a variety of investment options: a fixed account and several subaccounts, each of which invests in one of the Funds listed below. Depending on market conditions, you can make or lose money in any of these subaccounts. Money you direct into the Fixed Account earns interest at a rate guaranteed by us. Currently, you can invest in up to 15 investment options at one time.

AIM VARIABLE INSURANCE FUNDS
MANAGED BY AIM ADVISORS, INC.

     -    AIM V.I. Basic Value Fund
     -    AIM V.I. Mid Cap Core Equity Fund Series II


THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.


     -    Alger American Growth Portfolio
     -    Alger American Leveraged AllCap Portfolio
     -    Alger American MidCap Growth Portfolio
     -    Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.


     -    VP Income & Growth Fund
     -    VP International Fund
     -    VP Value Fund




CONSECO SERIES TRUST

MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.


     -    Balanced Portfolio
     -    Conseco 20 Focus Portfolio
     -    Equity Portfolio
     -    Fixed Income Portfolio
     -    Government Securities Portfolio
     -    High Yield Portfolio
     -    Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION--SUB-ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.


DREYFUS STOCK INDEX FUND (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.


DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION


     -    Dreyfus VIF--Disciplined Stock Portfolio
     -    Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

     -    Federated Capital Income Fund II (formerly, Federated Utility Fund II)

     -    Federated High Income Bond Fund II (Primary Shares)


MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.


     -    Federated International Equity Fund II
     -    Federated International Small Company Fund II




FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.


     -    First American Large Cap Growth Portfolio
     -    First American Mid Cap Growth Portfolio

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY


INVESCO VARIABLE INVESTMENT FUNDS, INC.

MANAGED BY INVESCO FUNDS GROUP, INC.


     -    INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
     -    INVESCO VIF--Financial Services Fund
     -    INVESCO VIF--Health Sciences Fund
     -    INVESCO VIF--High Yield Fund
     -    INVESCO VIF--Real Estate Opportunity Fund
     -    INVESCO VIF--Technology Fund
     -    INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES

MANAGED BY JANUS CAPITAL MANAGEMENT LLC

     -    Growth Portfolio (Institutional Shares)
     -    Growth & Income Portfolio (Institutional Shares)
     -    International Growth Portfolio (Institutional Shares)
     - Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio) (Institutional Shares)

     -    Worldwide Growth Portfolio (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT


     -    Lazard Retirement Equity Portfolio
     -    Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO.

     -    America's Value Portfolio

     -    Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

     -    Fasciano Portfolio (Class S)

     -    Limited Maturity Bond Portfolio
     -    Midcap Growth Portfolio
     -    Partners Portfolio

     -    Regency Portfolio

PIMCO VARIABLE INSURANCE TRUST

MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY

     -    PIMCO PVIT Real Return Fund
     -    PIMCO PVIT Total Return Fund


PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.


     -    Pioneer Equity Income VCT Portfolio
     -    Pioneer Europe VCT Portfolio
     -    Pioneer Fund VCT Portfolio


ROYCE CAPITAL FUND
MANAGED BY ROYCE & ASSOCIATES, LLC

     -    Small-Cap Portfolio
     -    Micro-Cap Portfolio


RYDEX VARIABLE TRUST

MANAGED BY RYDEX GLOBAL ADVISORS

     -    Juno Fund
     -    Medius Fund
     -    Mekros Fund

     -    Nova Fund
     -    OTC Fund

     -    Sector Rotation Fund
     -    Ursa Fund
     -    U.S. Government Bond Fund

     -    U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED


     -    Seligman Communications and Information Portfolio (Class 2)
     -    Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.


     -    Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.


     -    Strong Mid Cap Growth Fund II


THIRD AVENUE VARIABLE SERIES TRUST
MANAGED BY EQSF ADVISERS, INC.

     -    Third Avenue Value Portfolio





VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION

     -    Worldwide Absolute Return Fund

     -    Worldwide Bond Fund
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund
     -    Worldwide Real Estate Fund

     -    Worldwide Ultra Short-Term Income Fund

VARIABLE INSURANCE FUNDS
MANAGED BY CHOICE CAPITAL MANAGEMENT

     -    Choice VIT Market Neutral Fund

     Please read this prospectus carefully before investing and retain it for future reference. It contains important information about the group fixed and variable annuity contracts issued by Jefferson National.

                                                                            LOGO

     To learn more about the Contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561 or write us at our administrative office: P.O. Box 36840, Louisville, Kentucky 40233.



THE CONTRACTS:

     -    ARE NOT BANK DEPOSITS
     -    ARE NOT FEDERALLY INSURED
     -    ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
     -    ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL.


May 1, 2003

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY


TABLE OF CONTENTS


                                                                            PAGE
DEFINITIONS                                                                    6
SUMMARY                                                                        6
FEE TABLE                                                                      8
CONDENSED FINANCIAL INFORMATION                                               10
JEFFERSON NATIONAL, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS               10
   Jefferson National                                                         10
   Contract Owner Inquiries                                                   10
   Financial Statements                                                       10
   The Variable Account                                                       10
   Investment Options                                                         10
   Voting Rights                                                              11
   The Fixed Account                                                          11
THE CONTRACT                                                                  11
ACCUMULATION PROVISIONS (THE ANNUITY PERIOD)                                  11
   Purchase Payments                                                          11
   Allocation of Purchase Payments                                            11
   Ten-Day Right to Review                                                    11
   Accumulation Units                                                         12
   Accumulation Unit Values                                                   12
TRANSFERS                                                                     12
   How You Can Make Transfers                                                 12
   Excessive Trading Limits                                                   12
   Dollar Cost Averaging Program                                              13
   Rebalancing Program                                                        13
   Asset Allocation Program                                                   13
   Interest Sweep Program                                                     13
   Withdrawals                                                                13
   Suspension of Payments                                                     14
RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS                               14
RESTRICTIONS UNDER SECTION 403(b) PLANS                                       14
CONVERSION TO INDIVIDUAL CONTRACT UPON TERMINATION IN PLAN                    14
SYSTEMATIC WITHDRAWAL PLAN                                                    14
LOANS                                                                         15
CHARGES AND DEDUCTIONS                                                        15
   Withdrawal Charge                                                          15
   Withdrawal Charge Waivers                                                  16
   Administrative Charge                                                      16
   Morality and Expense Risk Charge                                           16
   Premium Taxes                                                              16
   Fund Expenses                                                              16
   Reduction or Elimination of Contract Charges                               16
   Other Charges                                                              16

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C

                                                                   GROUP ANNUITY


DEATH BENEFITS                                                                16
THE ANNUITY PERIOD                                                            17
   Optional Annuity Period Elections                                          17
   Annuity Options                                                            17
   Transfers During the Annuity Period                                        18
   Death Benefit Amount During the Annuity Period                             18
TAXES                                                                         19
   Annuity Contracts in General                                               19
   Tax Status of the Contracts                                                19
   Taxation of Non-Qualified Contracts                                        19
   Taxation of Qualified Contracts                                            20
   Possible Tax Law Changes                                                   21
GENERAL MATTERS                                                               21
   Performance Information                                                    21
   Distribution of Contracts                                                  22
   Legal Matters                                                              22
   Legal Proceedings                                                          22
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  23
APPENDIX A - CONDENSED FINANCIAL INFORMATION                                  30
APPENDIX B - MORE INFORMATION ABOUT THE FUNDS                                 39

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY


DEFINITIONS

     ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

     ACCUMULATION UNIT: An accounting unit of measure we use to calculate the value of your Contract during the Accumulation Period.

     ANNUITANT: The named individual upon whose life Annuity Payments are based.

     ANNUITY PAYMENTS: A series of income payments we make under an annuity option.

     ANNUITY PERIOD: The period during which we make Annuity Payments.

     CONTRACT OWNER: The entity to which the group Contract is issued, usually the employer. You are a Participant in the group and will receive a certificate evidencing your ownership. References to "you" and "your" in this prospectus refer to you as the Participant.

     CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

     CODE: Internal Revenue Code of 1986, as amended.


     FIXED ACCOUNT: The general account of Jefferson National. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.


     FUND: The underlying mutual funds (or portfolio of a mutual fund) which the subaccounts of the Variable Account invest in.

     INDIVIDUAL CONTRACT: The record we establish to represent your interest as a Participant in an Investment Option during the Accumulation Period. This term is called "Individual Account" in your Contract.

     INVESTMENT OPTIONS: The investment choices available to Contract Owners.

     PARTICIPANT: Any eligible person participating in a Plan and for whom an Individual Contract is established. References to "you" and "your" in this prospectus refer to you as the Participant.

     PLAN: A voluntary program for an employer that qualifies for special tax treatment.


     PURCHASE PAYMENTS: The purchase payments made to Jefferson National under the terms of the Contract.


     VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.


     VARIABLE ACCOUNT: The separate account we established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, it was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into subaccounts.


SUMMARY


     THE CONTRACT: The Contract described in this prospectus is a flexible Purchase Payment group variable annuity contract. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of Jefferson National Life Annuity Account C ("Variable Account"). Your investments in the Variable Account Investment Options are not guaranteed. You could lose your money. The Contract also offers you a Fixed Account option.


     The Contract provides for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contract.

     RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. (See "Taxes.")

     PURCHASE PAYMENTS: You may make Purchase Payments on a flexible basis. This means that you can make payments at any time you like during the Accumulation Period.

     - The minimum for the initial Purchase Payment is $10 and for each subsequent Purchase Payment is $10 per month.
     - If your Purchase Payment is more than $2,000,000, it requires our prior approval.


     INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Jefferson National or the Variable Account Investment Options.

     The portion of your Contract Value allocation to the Variable Account Investment Options will reflect the investment performance of the Funds you select.

     TRANSFERS: During the Accumulation Period, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account Investment Option without charge. Subject to certain limitations, you may also transfer amounts from the Fixed Account Investment Option to the Variable Account Investment Options. You may also make transfers under certain programs we offer

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C

                                                                   GROUP ANNUITY

known as the dollar cost averaging program, sweep program, and rebalancing.


     During the Annuity Period, you may, subject to certain restrictions, make transfers among the Variable Account Investment Options, but you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity. Jefferson National may impose certain additional limitations on transfers.


     WITHDRAWALS: You may make withdrawals from your Contract. We may impose a withdrawal charge and an annual contract fee ("administrative fee") when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.


     LOANS: Under certain circumstances, you may take loans from your Contract.

     DEATH BENEFIT: Generally, if the Participant dies during the Accumulation Period, Jefferson National will pay a death benefit (less any outstanding loans) to the beneficiary.


     ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin during the Annuity Period. You can select the date when Annuity Payments begin, the frequency of the payments and the annuity option.


     TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment, unless a different amount is permitted by state law.

     TAXES: For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) under one of the following circumstances:


       (i)  when you attain age 59 1/2;
      (ii)  when you separate from service;
     (iii)  when you die;
      (iv)  if you become disabled;
       (v)  in the case of hardship; or
      (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.

     Withdrawals for hardship are restricted to a portion of the Contract Value which represents contributions made and does not include any investment results.

     Generally, your earnings are not taxed until you take them out. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as earnings.

     Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your annuity payments will be taxable income to you. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:


     - Each year Jefferson National deducts an Annual Contract Fee (also referred to as an "Administrative Fee") from your Contract. The amount of the fee is equal to $15.
     - Jefferson National deducts a Mortality and Expense Risk Fee (referred to as a "margin deduction" in the Contract) which is equal, on an annual basis, to 1.00% of the average daily net assets of the Variable Account.
     - If you take money out of the Contract, Jefferson National may assess a surrender fee (withdrawal charge). The charge ranges from 5% to 0%.

     - You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

     - As with other professionally managed investments, there are fees and expenses associated with the Funds that you will indirectly pay.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY

FEE TABLE






     The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.






PARTICIPANT TRANSACTION EXPENSES






DEFERRED SALES LOAD (as a percentage of amount
redeemed)(1)                                            5%
TRANSFER FEE                                         None



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.



ANNUAL CONTRACT FEE                                 $15 per contract per year

ANNUAL EXPENSES OF THE VARIABLE ACCOUNT
(as a percentage of average account value)


Mortality and Expense Fees(2)                                 1.00%

Other Fees                                                    None
                                                              ----
TOTAL ANNUAL EXPENSES OF THE VARIABLE ACCOUNT                 1.00%
(without optional riders)



     The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.



                                                                                 MINIMUM        MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other
expenses)                                                                         0.26%         8.19%(3)



(1) The contingent deferred sales charge, which applies separately to each purchase payment, decreases to zero over time (see "Charges and Deductions" section of this Prospectus for further explanation).
(2) Jefferson National has guaranteed the total of the investment management fees charged against Conseco Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Currently, the Mortality and Expense Risk Fees for the Conseco Series Trust's Equity, Fixed Income, and Money Market subaccounts are equal to .64%, .74% and .99%, respectively. See the Statement of Additional Information for more information about this agreement.
(3) Although not contractually obligated to do so, the adviser, distributor and shareholder services provider for the Federated International Small Company Fund II waived and reimbursed certain amounts. After these waivers and reimbursements are taken into account, the Fund actually paid 1.78% in total operating expenses for its fiscal year ended December 31, 2002.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C

                                                                   GROUP ANNUITY


EXAMPLES OF FEES AND EXPENSES

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, Contract fees, Variable Account annual expenses, and Investment Portfolio fees and expenses.






     The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract at the end of the applicable time period:






                                             1 YEAR       3 YEARS     5 YEARS     10 YEARS
         ASSUMING MAXIMUM INVESTMENT
         PORTFOLIO OPERATING EXPENSES        $ 1,426      $ 3,156     $ 4,743     $ 7,958

                                             1 YEAR       3 YEARS     5 YEARS     10 YEARS
         ASSUMING MINIMUM INVESTMENT
         PORTFOLIO OPERATING EXPENSES        $ 634        $ 908       $ 1,203     $ 1,842



     (2) If you annuitize at the end of the applicable time period (except under certain circumstances):



                                             1 YEAR       3 YEARS     5 YEARS     10 YEARS
         ASSUMING MAXIMUM INVESTMENT
         PORTFOLIO OPERATING EXPENSES        $ 1,426      $ 3,156     $ 4,243     $ 7,658

                                             1 YEAR       3 YEARS     5 YEARS     10 YEARS
         ASSUMING MINIMUM INVESTMENT
         PORTFOLIO OPERATING EXPENSES        $ 634        $ 908       $ 703       $ 1,542



     (3)  If you do not surrender your Contract:



                                             1 YEAR       3 YEARS     5 YEARS     10 YEARS
         ASSUMING MAXIMUM INVESTMENT
         PORTFOLIO OPERATING EXPENSES        $ 923        $ 2,653     $ 4,240     $ 7,656

                                             1 YEAR       3 YEARS     5 YEARS     10 YEARS
         ASSUMING MINIMUM INVESTMENT
         PORTFOLIO OPERATING EXPENSES        $ 130        $ 404       $ 699       $ 1,536



CONDENSED FINANCIAL INFORMATION

     Appendix A to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the subaccounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY

JEFFERSON NATIONAL, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS






JEFFERSON NATIONAL

     Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.


CONTRACT OWNER INQUIRIES

     You should direct any inquiries you have regarding your Individual Contract, the Group Contract, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" in the front of this prospectus.

FINANCIAL STATEMENTS


     The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.


THE VARIABLE ACCOUNT

     The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").





     Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

     The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.


     The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Funds.


     Jefferson National has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:


     (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;
     (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

     (c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National's Fixed Account; or to add, combine or remove subaccounts in the Variable Account;
     (d) to substitute shares of a Fund for shares of another Fund (with any necessary prior approval of the Securities and Exchange Commission); and
     (e) to change the way Jefferson National assesses charges, so long as charges are not increased beyond the maximum charges guaranteed by the Contract.


     New or substitute Funds may have different fees and expenses than the ones they replaced, and their availability may be limited to certain classes of purchasers.

INVESTMENT OPTIONS


     The Contract currently offers several Variable Account Investment Options which invest in the Funds listed at the beginning of this Prospectus. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

     You should read the prospectuses for these Funds carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Fund prospectuses, call Jefferson National at: (866) 667-0561. See Appendix B which contains a summary of investment objectives and strategies for each portfolio.


     The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

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investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment advisers.





     Shares of the Funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

     Jefferson National may enter into certain arrangements under which it is compensated by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.


VOTING RIGHTS


     Jefferson National is the legal owner of the Fund shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.


FIXED ACCOUNT


     The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions under the federal securities laws. Jefferson National has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Purchase Payments and transfers to the Fixed Account and interest earned on amounts allocated to the Fixed Account become part of the general account of Jefferson National. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

     1. Before Annuity Payments begin, limits on transfers out of the Fixed Account may apply.

     2. You may not make transfers from the Fixed Account once Annuity Payments begin.


              The mortality and expense risk charge does not apply to values allocated to the Fixed Account.

     If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACT

     The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

     Unless contrary to law, assignment of the Contract or of a Participant's Individual Contract is prohibited.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

     The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require.


     Jefferson National must approve each application. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Contract, is credited to the Participant's account. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.


ALLOCATION OF PURCHASE PAYMENTS

     You may elect to have Purchase Payments accumulate:

     (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

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     (b)  on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Jefferson National (Fixed Account), which will never be less than the minimum rate prescribed by applicable state law; or


     (c)  a combination of both.

     You may request to change your allocation of future Purchase Payments three months after either we establish your Individual Contract, or three months after you have made a prior change in allocation.


     TEN-DAY RIGHT TO REVIEW. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows the Contract Owner or Participant to revoke the Contract by returning it to either a Jefferson National representative or to our Variable Annuity Department within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract from its Variable Annuity Department. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract Value, unless a different amount is required by state law.


     Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.


     If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.


ACCUMULATION UNITS


     We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (e.g., check, wire transfer, electronic funds transfer) will affect the timing of our receipt of your Purchase Payment. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.


ACCUMULATION UNIT VALUES

     Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

     1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

     2.   subtracting the daily amount of the mortality and expense risk fee.

     The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

     We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.

TRANSFERS


     During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. You can make transfers between subaccounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request). Limits on transfers out of the Fixed Account may apply.


HOW YOU CAN MAKE TRANSFERS


     Transfers must be made by written authorization from you or from the person acting on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. You must request telephone transfers or internet transfers on forms we provide. Internet transfers may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. By authorizing Jefferson National to accept telephone and internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Jefferson National from time to time. We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for internet transfers. Additionally, as with other transactions, you


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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

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will receive a confirmation of your transfer. If reasonable procedures are employed, neither Jefferson National nor Inviva Securities Corporation will be liable for following instructions which it reasonably believes to be genuine.

     Transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.


EXCESSIVE TRADING LIMITS

     We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for a Contract owner, or a third party advisor acting under a Limited Power of Attorney, if:

     - we believe, in our sole discretion, that excessive trading by the Contract owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other Contract owners; or
     - we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares; or

     - your transfer request would result in a redemption of a "substantive" amount from an investment portfolio that had been allocated to that portfolio for less than 30 days; "substantive" means a dollar amount that Jefferson National determines, in its sole discretion, could adversely affect the management of the investment portfolio.


     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.


     If you (or your agent) request a transfer by phone or in writing and that request is restricted or denied, we will notify you in writing the next business day. If your (or your agent's) internet transfer request is restricted or denied, we will send notice by posting an electronic message in your (or your agent's) internet account.


DOLLAR COST AVERAGING


     Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.


     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING


     Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or over the internet. The rebalancing program may also be available through the internet (check with your representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 of Contract Value to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of subaccounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.


ASSET ALLOCATION PROGRAM


     Jefferson National understands the importance to you of having advice from a financial Advisor regarding your investments in the Contract (asset allocation program). Certain investment Advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these Advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

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your investment Advisor to have the fees paid out of your Contract during the
Accumulation Period.

     Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (deferred sales load). You should consult a tax Advisor regarding the tax treatment of the payment of investment Advisor fees from your Contract.

INTEREST SWEEP PROGRAM

     Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.


WITHDRAWALS


     You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.


     For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.


     If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Jefferson National will make the withdrawal from your Investment Options on a pro rata basis.


     WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS


     We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:


     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
     (2)  trading on the New York Stock Exchange is restricted;
     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or
     (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

     If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an owner's contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

     If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

     (1) termination of employment in all public institutions of higher education as defined by applicable law,
     (2)  retirement, or
     (3)  death.

     Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

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RESTRICTIONS UNDER SECTION 403(b) PLANS


     If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:


     (1)  when you attain age 59 1/2,
     (2)  when you separate from service,
     (3)  when you die,
     (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),
     (5)  in the case of hardship, or
     (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

     Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

     -    salary reduction contributions made after December 31, 1988;
     -    income attributable to such contributions; and
     -    income attributable to amounts held as of December 31, 1988.

     The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

CONVERSION TO INDIVIDUAL CONTRACT UPON TERMINATION IN PLAN

     Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Contract Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

SYSTEMATIC WITHDRAWAL PLAN


     Jefferson National offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Jefferson National to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis.


     SYSTEMATIC WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

     Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

     The amount of any loan outstanding on the date of death will be deducted from the death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE


     If you make a partial or full withdrawal during the Accumulation Period, Jefferson National will deduct a withdrawal charge from the amount withdrawn ("amount redeemed") if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Contract. For purposes of the Withdrawal Charge, your oldest Purchase Payment is treated as being withdrawn first. During the Annuity Period, withdrawal charges may apply to the fourth and fifth options.


     We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant.

     The withdrawal charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Contract. In no event, however, will the cumulative deductions exceed 9% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual

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dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Participant's Individual Contract.

COMPLETED ANNUAL
PURCHASE PAYMENT PERIODS
FOR THE INDIVIDUAL CONTRACT                  CHARGE
---------------------------------------------------
Less than 5                                  5.00%
5 but less than 10                           3.00%
10 but less than 15                          2.00%
15 or more                                   None

EXAMPLES:

     (1) If you make a complete withdrawal of your Individual Contract before five completed Purchase Payment periods:

   VALUE OF
  CONTRACT OR
  INDIVIDUAL
   CONTRACT
    (AMOUNT    WITHDRAWAL   ADMINISTRATIVE  REDEMPTION
   REDEEMED)     CHARGE     FEE DEDUCTION*   PAYMENTS
-----------------------------------------------------
    $ 2,000     5% ($100)      $ 15          $ 1,885

   * Applicable to full withdrawals only.

     (2) If you make a partial withdrawal of your Individual Contract before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:

     AMOUNT       AMOUNT       WITHDRAWAL    REDEMPTION
    REQUESTED    REDEEMED        CHARGE       PAYMENTS
--------------------------------------------------------
    $ 1,000.00   $ 1,052.63     $ 52.63 (5%)   $ 1,000.00

     In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by
(b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Contract will be reduced by this amount.


     If the cost of selling the Contracts is greater than the withdrawal charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.


ADMINISTRATIVE CHARGE (ANNUAL CONTRACT FEE)


     During the Accumulation Period, Jefferson National deducts an annual contract fee of $15 on each July 2 from the Individual Contract value. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid.

     Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of Variable Account.


MORTALITY AND EXPENSE RISK CHARGE


     Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

     Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Jefferson National's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. This is the mortality risk.

     Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also provides the death benefits under the Contracts. Jefferson National also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.





PREMIUM TAXES


     We may deduct any premium tax due from Purchase Payments or from Individual Contract values at the annuity commencement date or at any such other time as Jefferson National determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.


FUND EXPENSES

     There are deductions from and expenses paid out of the assets of the Funds, which are described in the Fund prospectuses.

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REDUCTION OR ELIMINATION OF CONTRACT CHARGES


     In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.


OTHER CHARGES


     Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

     Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.


DEATH BENEFITS


     In the event of the death of a Participant before Annuity Payments commence, Jefferson National will pay the beneficiary the value of the Participant's Individual Contract, less any debt. We will determine the Individual Contract Value as of the Valuation Period in which we receive proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant.

     Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts.

     In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.


THE ANNUITY PERIOD

OPTIONAL ANNUITY PERIOD ELECTIONS

     The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Contract will be applied as follows:

     - any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and
     - the value in the subaccount(s) of the Variable Account will be applied, separately, to provide variable annuity payments.


     By giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments, the Contract Owner may, as to each Participant, elect to change:


     -    the annuity option to any of the annuity options described below, and
     - the manner in which the value of a Participant's Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).

     Once Annuity Payments begin, no changes may be elected by the Contract
Owner.

     Prior to the selected Annuity Date, an Individual Contract may be terminated by the Contract Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

     The assumed investment rate (AIR) is 3 1/2%. The Contract Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

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election must be made in writing at least 30 days prior to the Participant's retirement date. If the performance of the Variable Account Investment Options exceeds the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will decrease.


     You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed annuity payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.


     See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.

ANNUITY OPTIONS


     You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

     FIRST OPTION-INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since it would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment and there is no provision for a death benefit payable to a beneficiary.

     SECOND OPTION-INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

     THIRD OPTION-JOINT AND SURVIVOR INCOME FOR LIFE. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.


     Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.


     FOURTH OPTION-INCOME FOR A SPECIFIED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Jefferson National will treat this payment as a surrender, which may involve a withdrawal charge. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

     FIFTH OPTION-INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Contract value applied. If the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For


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example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.


     To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Contract values.

     The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

TRANSFERS DURING THE ANNUITY PERIOD


     You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

     Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT AMOUNT DURING THE ANNUITY PERIOD


     If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.


TAXES


     NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment

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division, through the fund in which it invests, will satisfy these diversification requirements.


     OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. Owner investment control may exist if the investment portfolios in which variable annuity contract premiums are invested are available to the general public. The investment portfolios available to you under your contract are not available to the general public, although the investment objectives and policies of certain of these portfolios are similar to the investment objectives and policies of other portfolios that are available to the general public and that are managed by certain investment managers that manage certain portfolios available to you under the contract. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     -    made on or after the taxpayer reaches age 59 1/2;
     -    made on or after the death of an owner;
     -    attributable to the taxpayer's becoming disabled; or
     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

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connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.


     The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

     ROTH IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


     CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

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both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

     TAX SHELTERED ANNUITIES under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.

     Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     SECTION 457 PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

     OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

     Distributions from Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

     "Eligible rollover distributions" from Section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental Section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.




GENERAL MATTERS


     PERFORMANCE INFORMATION, Jefferson National may advertise performance information for the Variable Account Investment Options (subaccounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each subaccount first became available for investment. We may show additional total return quotations that do not reflect a withdrawal charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the subaccounts.

     Distribution of Contracts. Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, is the principal underwriter of the Contracts. ISC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.


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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

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     Commissions will be paid to broker-dealers who sell the Contracts.
Broker-dealers may be paid commissions up to 8.5% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.


     LEGAL MATTERS. Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws.

     LEGAL PROCEEDINGS. Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Inviva Securities Corporation is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.


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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Performance Calculations
   Annuity Provisions
   Independent Accountants
   Distribution

   Expense Guarantee Agreement

   Financial Statements


--------------------------------------------------------------------------------
                             (cut along dotted rule)



If you would like a free copy of the Statement of Additional Information (Form # JNL-MAXIGRP-SAI-0503) dated May 1, 2003 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company

                              Administrative Office

                                 P.O. Box 36840
                           Louisville, Kentucky 40233

     Please send me a free copy of the Statement of Additional Information for Jefferson National Life Annuity Account C (group annuity) at the following address:

     Name: _____________________________________________________________________

     Mailing Address: __________________________________________________________

     ___________________________________________________________________________
                                   Sincerely,

     ___________________________________________________________________________
                                   (Signature)



 (C) 2003, Jefferson National Life Insurance Company       JNL-MAXIGRP-PROS-0503


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APPENDIX A

CONDENSED FINANCIAL INFORMATION


The table below provides per unit information about the financial history of the subaccounts for the periods ended December 31:



SUBACCOUNT                                                        2002         2001          2000          1999         1998
--------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO (e)

Accumulation unit value at beginning of period                $     1.722  $     1.972   $     2.338   $     1.765   $     1.204
Accumulation unit value at end of period                      $     1.142  $     1.722   $     1.972   $     2.338   $     1.765
Percentage change in accumulation unit value                       -33.68%      -12.68%       -15.64%        32.41%        46.60%
Number of accumulation units outstanding at end of period       1,197,574    1,752,801     1,625,583     1,184,056       335,852

LEVERAGED ALLCAP PORTFOLIO (a)

Accumulation unit value at beginning of period                $     3.165  $     3.802   $     5.109   $     2.898   $     1.855
Accumulation unit value at end of period                      $     2.071  $     3.165   $     3.802   $     5.109   $     2.898
Percentage change in accumulation unit value                       -34.57%      -16.75%       -25.58%        76.29%        56.26%
Number of accumulation units outstanding at end of period       1,321,634    1,652,034     1,598,002     1,092,626       479,432

MIDCAP GROWTH PORTFOLIO (e)

Accumulation unit value at beginning of period                $     2.020  $     2.183   $     2.019   $     1.547   $     1.199
Accumulation unit value at end of period                      $     1.409  $     2.020   $     2.183   $     2.019   $     1.547
Percentage change in accumulation unit value                       -30.25%       -7.47%         8.11%        30.54%        29.00%
Number of accumulation units outstanding at end of period         446,395      410,608       303,861       107,741        85,729

SMALL CAPITALIZATION PORTFOLIO (a)

Accumulation unit value at beginning of period                $     1.135  $     1.627   $     2.257   $     1.590   $     1.390
Accumulation unit value at end of period                      $     0.829  $     1.135   $     1.627   $     2.257   $     1.590
Percentage change in accumulation unit value                       -26.96%      -30.24%       -27.91%        41.99%        14.38%
Number of accumulation units outstanding at end of period       1,081,268    1,407,153     1,518,472     1,477,791     1,509,932

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP INCOME & GROWTH FUND (f)

Accumulation unit value at beginning of period                $     1.018  $     1.122   $     1.268   $     1.085   $     1.000
Accumulation unit value at end of period                      $     0.812  $     1.018   $     1.122   $     1.268   $     1.085
Percentage change in accumulation unit value                       -20.24%       -9.27%       -11.48%        16.85%         8.48%
Number of accumulation units outstanding at end of period         134,358      227,081       285,708       180,072        91,593

VP INTERNATIONAL FUND (e)

Accumulation unit value at beginning of period                $     1.208  $     1.723   $     2.093   $     1.289   $     1.096
Accumulation unit value at end of period                      $     0.953  $     1.208   $     1.723   $     2.093   $     1.289
Percentage change in accumulation unit value                       -21.11%      -29.89%       -17.67%        62.41%        17.58%
Number of accumulation units outstanding at end of period         217,435      178,676       149,696       148,279       105,233

VP VALUE FUND (e)

Accumulation unit value at beginning of period                $     1.636  $     1.465   $     1.252   $     1.276   $     1.229
Accumulation unit value at end of period                      $     1.415  $     1.636   $     1.465   $     1.252   $     1.276
Percentage change in accumulation unit value                       -13.51        11.67%        17.00%        -1.84%         3.77%
Number of accumulation units outstanding at end of period         667,068      621,519       300,917       300,067       111,175

CONSECO SERIES TRUST:
BALANCED PORTFOLIO (b)

Accumulation unit value at beginning of period                $     2.823  $     3.053   $     2.874   $     2.219   $     2.030
Accumulation unit value at end of period                      $     2.434  $     2.823   $     3.053   $     2.874   $     2.219
Percentage change in accumulation unit value                       -13.78%       -7.53%         6.22%        29.55%         9.27%
Number of accumulation units outstanding at end of period       4,287,817    5,429,731     5,974,170     6,250,754     7,300,114

SUBACCOUNT                                                        1997         1996          1995          1994          1993
--------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO (e)

Accumulation unit value at beginning of period                $     1.000          N/A           N/A           N/A           N/A
Accumulation unit value at end of period                      $     1.204          N/A           N/A           N/A           N/A
Percentage change in accumulation unit value                        20.42%         N/A           N/A           N/A           N/A
Number of accumulation units outstanding at end of period         120,648          N/A           N/A           N/A           N/A

LEVERAGED ALLCAP PORTFOLIO (a)

Accumulation unit value at beginning of period                $     1.565  $     1.411   $     1.000           N/A           N/A
Accumulation unit value at end of period                      $     1.855  $     1.565   $     1.411           N/A           N/A
Percentage change in accumulation unit value                        18.49%       10.92%        41.12%          N/A           N/A
Number of accumulation units outstanding at end of period         388,810      332,180        48,284           N/A           N/A

MIDCAP GROWTH PORTFOLIO (e)

Accumulation unit value at beginning of period                $     1.000          N/A           N/A           N/A           N/A
Accumulation unit value at end of period                      $     1.199          N/A           N/A           N/A           N/A
Percentage change in accumulation unit value                        19.91%         N/A           N/A           N/A           N/A
Number of accumulation units outstanding at end of period          10,680          N/A           N/A           N/A           N/A

SMALL CAPITALIZATION PORTFOLIO (a)

Accumulation unit value at beginning of period                $     1.260  $     1.222   $     1.000           N/A           N/A
Accumulation unit value at end of period                      $     1.390  $     1.260   $     1.222           N/A           N/A
Percentage change in accumulation unit value                        10.28%        3.14%        22.18%          N/A           N/A
Number of accumulation units outstanding at end of period       1,616,358    1,294,236       421,326           N/A           N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP INCOME & GROWTH FUND (f)

Accumulation unit value at beginning of period                        N/A          N/A           N/A           N/A           N/A
Accumulation unit value at end of period                              N/A          N/A           N/A           N/A           N/A
Percentage change in accumulation unit value                          N/A          N/A           N/A           N/A           N/A
Number of accumulation units outstanding at end of period             N/A          N/A           N/A           N/A           N/A

VP INTERNATIONAL FUND (e)

Accumulation unit value at beginning of period                $     1.000          N/A           N/A           N/A           N/A
Accumulation unit value at end of period                      $     1.096          N/A           N/A           N/A           N/A
Percentage change in accumulation unit value                         9.59%         N/A           N/A           N/A           N/A
Number of accumulation units outstanding at end of period              95          N/A           N/A           N/A           N/A

VP VALUE FUND (e)

Accumulation unit value at beginning of period                $     1.000          N/A           N/A           N/A           N/A
Accumulation unit value at end of period                      $     1.229          N/A           N/A           N/A           N/A
Percentage change in accumulation unit value                        22.93%         N/A           N/A           N/A           N/A
Number of accumulation units outstanding at end of period          19,126          N/A           N/A           N/A           N/A

CONSECO SERIES TRUST:
BALANCED PORTFOLIO (b)

Accumulation unit value at beginning of period                $     1.740  $     1.370   $     1.052   $     1.068   $     1.000
Accumulation unit value at end of period                      $     2.030  $     1.740   $     1.370   $     1.052   $     1.068
Percentage change in accumulation unit value                        16.68%       27.01%        30.19%        -1.51%         6.84%
Number of accumulation units outstanding at end of period       6,907,154    5,801,102     5,007,682     3,888,125     2,257,426

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY



SUBACCOUNT                                                        2002         2001           2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
CONSECO 20 FOCUS PORTFOLIO (g)

Accumulation unit value at beginning of period                $     0.451   $     0.844   $     1.000           N/A           N/A
Accumulation unit value at end of period                      $     0.213   $     0.451   $     0.844           N/A           N/A
Percentage change in accumulation unit value                       -52.77%       -46.56%       -15.60%          N/A           N/A
Number of accumulation units outstanding at end of period          66,826       152,077       147,829           N/A           N/A

EQUITY PORTFOLIO--QUALIFIED (c)

Accumulation unit value  at beginning of period               $    32.776   $    36.778   $    36.036   $    24.295   $    21.148
Accumulation unit value at end of period                      $    28.196   $    32.776   $    36.778   $    36.036   $    24.295
Percentage change in accumulation unit value                       -13.97%       -10.88%         2.06%        48.33%        14.88%
Number of accumulation units outstanding at end of period       3,332,246     4,643,061     5,664,084     6,177,795     7,294,849

EQUITY PORTFOLIO--NON-QUALIFIED (c)

Accumulation unit value at beginning of period                $    25.945   $    29.113   $    28.526   $    19.232   $    16.740
Accumulation unit value at end of period                      $    22.320   $    25.945   $    29.113   $    28.526   $    19.232
Percentage change in accumulation unit value                       -13.97%       -10.88%         2.06%        48.33%        14.88%
Number of accumulation units  outstanding at end of period         83,792       110,643       126,693       154,728       223,506

FIXED INCOME PORTFOLIO--QUALIFIED (d)

Accumulation unit value at beginning of period                $     6.685   $     6.188   $     5.674   $     5.738   $     5.445
Accumulation unit value  at end of period                     $     6.946   $     6.685   $     6.188   $     5.674   $     5.738
Percentage change in accumulation unit value                         3.90%         8.03%         9.06%        -1.12%         5.39%
Number of accumulation units outstanding at end of period       1,277,270     1,777,051     1,750,249     2,139,411     2,455,411

FIXED INCOME PORTFOLIO - NON-QUALIFIED (d)

Accumulation unit value  at beginning of period               $     6.423   $     5.945   $     5.452   $     5.514   $     5.232
Accumulation unit value at end of period                      $     6.674   $     6.423   $     5.945   $     5.452   $     5.514
Percentage change in accumulation unit value                         3.91%  $      8.03%         9.06%        -1.12%         5.39%
Number of accumulation units outstanding at end of period          40,573        66,984        55,818        69,191        93,115

GOVERNMENT SECURITIES PORTFOLIO (b)

Accumulation unit value at beginning of period                $     1.500   $     1,427   $     1.290   $     1.336   $     1.261
Accumulation unit value at end of period                      $     1.623   $     1.500   $     1.427   $     1.290   $     1.336
Percentage change in accumulation unit value                         8.20%         5.12%        10.58%        -3.44%         6.01%
Number of accumulation units outstanding at end of period         599,973       447,132       414,137       989,803       702,665

HIGH YIELD PORTFOLIO (g)

Accumulation unit value at beginning of period                $     1.047   $     1.025   $     1.000           N/A           N/A
Accumulation unit value at end of period                      $     1.093   $     1.047   $     1.025           N/A           N/A
Percentage change in accumulation unit value                         4.39%         2.15%         2.50%          N/A           N/A
Number of accumulation units outstanding at end of period          68,503        26,639        11,801           N/A           N/A

MONEY MARKET PORTFOLIO (d)

Accumulation unit value at beginning of period                $     3.170   $     3.080   $     2.930   $     2.821   $     2.708
Accumulation unit value at end of period                      $     3.178   $     3.170   $     3.080   $     2.930   $     2.821
Percentage change in accumulation unit value                         0.25%         2.92%         5.12%         3.85%         4.18%
Number of accumulation units outstanding at end of period       1,203,004     1,765,091     2,302,771     3,362,182     1,922,118

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC. (a) (Initial Shares)

Accumulation unit value at beginning of period                $     2.001   $     2.610   $     2.964   $     2.301   $     1.796
Accumulation unit value at end of period                      $     1.408   $     2.001   $     2.610   $     2.964   $     2.301
Percentage change in accumulation unit value                        29.64%       -23.33%       -11.93%        28.79%        28.09%
Number of accumulation units outstanding at end of period       1,648,448     1,925,972     1,946,033     1,607,964       802,406

SUBACCOUNT                                                       1997          1996          1995          1994           1993
---------------------------------------------------------------------------------------------------------------------------------
CONSECO 20 FOCUS PORTFOLIO (g)

Accumulation unit value at beginning of period                        N/A           N/A           N/A           N/A           N/A
Accumulation unit value at end of period                              N/A           N/A           N/A           N/A           N/A
Percentage change in accumulation unit value                          N/A           N/A           N/A           N/A           N/A
Number of accumulation units outstanding at end of period             N/A           N/A           N/A           N/A           N/A

EQUITY PORTFOLIO--QUALIFIED (c)

Accumulation unit value  at beginning of period               $    17.933   $    12.448   $     9.191   $     9.069   $     8.492
Accumulation unit value at end of period                      $    21.148   $    17.933   $    12.448   $     9.191   $     9.069
Percentage change in accumulation unit value                        17.93%        44.06%        35.44%         1.35%         6.79%
Number of accumulation units outstanding at end of period       8,714,598     8,464,009     7,950,068     7,356,167     6,310,119

EQUITY PORTFOLIO--NON-QUALIFIED (c)

Accumulation unit value at beginning of period                $    14.195   $     9.854   $     7.275   $     7.179   $     6.722
Accumulation unit value at end of period                      $    16.740   $    14.195   $     9.854   $     7.275   $     7.179
Percentage change in accumulation unit value                        17.93%        44.06%        35.44%         1.35%         6.79%
Number of accumulation units  outstanding at end of period        274,648       283,828       286,775       271,457       252,573

FIXED INCOME PORTFOLIO--QUALIFIED (d)

Accumulation unit value at beginning of period                $     4.990   $     4.790   $     4.080   $     4.224   $     3.768
Accumulation unit value  at end of period                     $     5.445   $     4.990   $     4.790   $     4.080   $     4.224
Percentage change in accumulation unit value                         9.11%         4.19%        17.38%        -3.41%        12.12%
Number of accumulation units outstanding at end of period       2,784,065     2,973,412     3,072,607     2,961,739     3,003,770

FIXED INCOME PORTFOLIO - NON-QUALIFIED (d)

Accumulation unit value  at beginning of period               $     4.795   $     4.602   $     3.921   $     4.059   $     3.620
Accumulation unit value at end of period                      $     5.232   $     4.795   $     4.602   $     3.921   $     4.059
Percentage change in accumulation unit value                         9.11%         4.19%        17.38%        -3.41%        12.12%
Number of accumulation units outstanding at end of period         125,557       136,642       179,684       197,847       185,569

GOVERNMENT SECURITIES PORTFOLIO (b)

Accumulation unit value at beginning of period                $     1.176   $     1.156   $     0.995   $     1.034   $     1.000
Accumulation unit value at end of period                      $     1.261   $     1.176   $     1.156   $     0.995   $     1.034
Percentage change in accumulation unit value                         7.19%         1.72%        16.18%        -3.79%         3.42%
Number of accumulation units outstanding at end of period         485,631       365,164       422,359       335,451       535,607

HIGH YIELD PORTFOLIO (g)

Accumulation unit value at beginning of period                        N/A           N/A           N/A           N/A           N/A
Accumulation unit value at end of period                              N/A           N/A           N/A           N/A           N/A
Percentage change in accumulation unit value                          N/A           N/A           N/A           N/A           N/A
Number of accumulation units outstanding at end of period             N/A           N/A           N/A           N/A           N/A

MONEY MARKET PORTFOLIO (d)

Accumulation unit value at beginning of period                $     2.598   $     2.496   $     2.387   $     2.321   $     2.280
Accumulation unit value at end of period                      $     2.708   $     2.598   $     2.496   $     2.387   $     2.321
Percentage change in accumulation unit value                         4.22%         4.10%         4.57%         2.85%         1.79%
Number of accumulation units outstanding at end of period       1,624,326     1,849,618     1,538,629     1,619,841     1,465,429

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC. (a) (Initial Shares)

Accumulation unit value at beginning of period                $     1.413   $     1.178   $     1.000           N/A           N/A
Accumulation unit value at end of period                      $     1.796   $     1.413   $     1.178           N/A           N/A
Percentage change in accumulation unit value                        27.11%        20.01%        17.76%          N/A           N/A
Number of accumulation units outstanding at end of period         359,437       114,173        27,728           N/A           N/A

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C

                                                                   GROUP ANNUITY


SUBACCOUNT                                                       2002           2001         2000         1999          1998
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND: (a) (Initial Shares)

Accumulation unit value at beginning of period                $     2.193   $     2.522   $     2.808  $     2.352   $     1.853
Accumulation unit value at end of period                      $     1.686   $     2.193   $     2.522  $     2.808   $     2.352
Percentage change in accumulation unit value                       -23.12%       -13.05%       -10.20%       19.40%        26.94%
Number of accumulation units outstanding at end of period       6,282,169     8,337,240     8,840,618    8,745,043     5,996,870

DREYFUS VARIABLE INVESTMENT FUND: (Initial Shares)
DISCIPLINED STOCK PORTFOLIO (f)

Accumulation unit value at beginning of period                $     0.973   $     1.133   $     1.260  $     1.075   $     1.000
Accumulation unit value at end of period                      $     0.746   $     0.973   $     1.133  $     1.260   $     1.075
Percentage change in accumulation unit value                       -23.33%       -14.12%       -10.11%       17.27%         7.48%
Number of accumulation units outstanding at end of period         166,443       317,573       331,573       57,395        18,002

INTERNATIONAL VALUE PORTFOLIO (f)

Accumulation unit value at beginning of period                $     0.979   $     1.139   $     1.195  $     0.944   $     1.000
Accumulation unit value at end of period                      $     0.851   $     0.979   $     1.139  $     1.195   $     0.944
Percentage change in accumulation unit value                       -13.07%       -14.05%        -4.68-%      26.55%        -5.58%
Number of accumulation units outstanding at end of period          87,174        52,695        34,328        5,892             0

FEDERATED INSURANCE SERIES:
HIGH INCOME BOND FUND II (Primary Shares) (a)

Accumulation unit value at beginning of period                $     1.270   $     1.265   $     1.405  $     1.387   $     1.364
Accumulation unit value at end of period                      $     1.275   $     1.270   $     1.265  $     1.405   $     1.387
Percentage change in accumulation unit value                         0.39%         0.40%        -9.96%        1.29%         1.68%
Number of accumulation units outstanding at end of period         280,937       454,854       410,607      521,675       402,613

INTERNATIONAL EQUITY FUND II (a)

Accumulation unit value at beginning of period                $     1.464   $     2.095   $     2.734  $     1.494   $     1.201
Accumulation unit value at end of period                      $     1.119   $     1.464   $     2.095  $     2.734   $     1.494
Percentage change in accumulation unit value                       -23.57%       -30.12%       -23.38%       83.05%        24.33%
Number of accumulation units outstanding at end of period         144,534       232,182       227,718      158,076       153,805

INTERNATIONAL SMALL COMPANY FUND II (j)

Accumulation unit value at beginning of period                $     0.792   $     1.007           N/A          N/A           N/A
Accumulation unit value at end of period                      $     0.647   $     0.792           N/A          N/A           N/A
Percentage change in accumulation unit value                       -18.31%       -21.35%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period               0             0           N/A          N/A           N/A

CAPITAL INCOME (FORMERLY, UTILITY) FUND II (a) (l)

Accumulation unit value at beginning of period                $     1.363   $     1.595   $     1.770  $     1.758   $     1.558
Accumulation unit value at end of period                      $     1.026   $     1.363   $     1.595  $     1.770   $     1.758
Percentage change in accumulation unit value                       -24.72%       -14.55%        -9.88%        0.68%        12.82%
Number of accumulation units outstanding at end of period         275,084       317,990       316,840      417,936       428,133

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:
LARGE CAP GROWTH PORTFOLIO (j)

Accumulation unit value at beginning of period                $     0.831   $     1.017           N/A          N/A           N/A
Accumulation unit value at end of period                      $     0.575   $     0.831           N/A          N/A           N/A
Percentage change in accumulation unit value                       -30.81%       -18.29%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period             850             0           N/A          N/A           N/A

MID CAP GROWTH PORTFOLIO (j)

Accumulation unit value at beginning of period                $     0.852   $     1.013           N/A          N/A           N/A
Accumulation unit value at end of period                      $     0.596   $     0.852           N/A          N/A           N/A
Percentage change in accumulation unit value                       -30.05%       -15.89%          N/A          N/A           N/A
Number of accumulation units outstanding at end of period          35,472             0           N/A          N/A           N/A

SUBACCOUNT                                                       1997          1996         1995             1994        1993
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND: (a) (Initial Shares)

Accumulation unit value at beginning of period                $     1.402  $     1.160  $     1.000          N/A          N/A
Accumulation unit value at end of period                      $     1.853  $     1.402  $     1.160          N/A          N/A
Percentage change in accumulation unit value                        32.20%       20.79%       16.03%         N/A          N/A
Number of accumulation units outstanding at end of period       3,025,807    1,395,520      561,967          N/A          N/A

DREYFUS VARIABLE INVESTMENT FUND: (Initial Shares)
DISCIPLINED STOCK PORTFOLIO (f)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

INTERNATIONAL VALUE PORTFOLIO (f)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

FEDERATED INSURANCE SERIES:
HIGH INCOME BOND FUND II (Primary Shares) (a)

Accumulation unit value at beginning of period                $     1.210  $     1.070  $     1.000          N/A          N/A
Accumulation unit value at end of period                      $     1.364  $     1.210  $     1.070          N/A          N/A
Percentage change in accumulation unit value                        12.70%       13.17%        6.96%         N/A          N/A
Number of accumulation units outstanding at end of period         103,898       44,124        1,178          N/A          N/A

INTERNATIONAL EQUITY FUND II (a)

Accumulation unit value at beginning of period                $     1.102  $     1.028  $     1.000          N/A          N/A
Accumulation unit value at end of period                      $     1.201  $     1.102  $     1.028          N/A          N/A
Percentage change in accumulation unit value                         8.99%        7.23%        2.80%         N/A          N/A
Number of accumulation units outstanding at end of period         117,785       70,090        9,399          N/A          N/A

INTERNATIONAL SMALL COMPANY FUND II (j)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

CAPITAL INCOME (FORMERLY, UTILITY) FUND II (a) (l)

Accumulation unit value at beginning of period                $     1.243  $     1.125  $     1.000          N/A          N/A
Accumulation unit value at end of period                      $     1.558  $     1.243  $     1.125          N/A          N/A
Percentage change in accumulation unit value                        25.38%       10.45%       12.53%         N/A          N/A
Number of accumulation units outstanding at end of period         196,753      111,929       53,189          N/A          N/A

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:
LARGE CAP GROWTH PORTFOLIO (j)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

MID CAP GROWTH PORTFOLIO (j)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY



SUBACCOUNT                                                       2002          2001          2000          1999        1998
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
INVESCO VIF-CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND) (f)

Accumulation unit value at beginning of period                $     1.098   $     1.218   $     1.173  $     1.032  $     1.000
Accumulation unit value at end of period                      $     0.879   $     1.098   $     1.218  $     1.173  $     1.032
Percentage change in accumulation unit value                       -19.95%        -9.85%         3.80%       13.70%        3.20%
Number of accumulation units outstanding at end of period         117,824        84,425        22,761       12,180       34,697

INVESCO VIF-FINANCIAL SERVICES FUND (j

Accumulation unit value at beginning of period                $     0.971   $     1.008           N/A          N/A          N/A
Accumulation unit value at end of period                      $     0.819   $     0.971           N/A          N/A          N/A
Percentage change in accumulation unit value                       -15.65%        -3.67%          N/A          N/A          N/A
Number of accumulation units outstanding at end of period           5,291           544           N/A          N/A          N/A

INVESCO VIF-HEALTH SCIENCES FUND (j)

Accumulation unit value at beginning of period                $     1.025   $     1.005           N/A          N/A          N/A
Accumulation unit value at end of period                      $     0.767   $     1.025           N/A          N/A          N/A
Percentage change in accumulation unit value                       -25.17%         1.99%          N/A          N/A          N/A
Number of accumulation units outstanding at end of period          30,657         4,861           N/A          N/A          N/A

INVESCO VIF-HIGH YIELD FUND (f)

Accumulation unit value at beginning of period                $     0.759   $     0.901   $     1.030  $     0.953  $     1.000
Accumulation unit value at end of period                      $     0.742   $     0.759   $     0.901  $     1.030  $     0.953
Percentage change in accumulation unit value                         2.24%       -15.76%       -12.56%        8.11%       -4.69%
Number of accumulation units outstanding at end of period          26,264        97,818        91,169      119,099       22,719

INVESCO VIF-REAL ESTATE OPPORTUNITY FUND (j)

Accumulation unit value at beginning of period                $     1.014   $     1.003           N/A          N/A          N/A
Accumulation unit value at end of period                      $     1.068   $     1.014           N/A          N/A          N/A
Percentage change in accumulation unit value                         5.33%         1.10%          N/A          N/A          N/A
Number of accumulation units outstanding at end of period          83,537             0           N/A          N/A          N/A

INVESCO VIF-TECHNOLOGY FUND (j)

Accumulation unit value at beginning of period                $     0.726   $     1.025           N/A          N/A          N/A
Accumulation unit value at end of period                      $     0.382   $     0.726           N/A          N/A          N/A
Percentage change in accumulation unit value                       -47.38%       -29.17%          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             544             0           N/A          N/A          N/A

INVESCO VIF-TELECOMMUNICATIONS FUND (j)

Accumulation unit value at beginning of period                $     0.579   $     1.028           N/A          N/A          N/A
Accumulation unit value at end of period                      $     0.282   $     0.579           N/A          N/A          N/A
Percentage change in accumulation unit value                       -51.30%       -43.69%          N/A          N/A          N/A
Number of accumulation units outstanding at end of period               0             0           N/A          N/A          N/A

JANUS ASPEN SERIES:
MID CAP GROWTH (FORMERLY, AGGRESSIVE GROWTH PORTFOLIO)
(Institutional Shares) (a) (m)

Accumulation unit value at beginning of period                $     1.816   $     3.030   $     4.489  $     2.011  $     1.513
Accumulation unit value at end of period                      $     1.296   $     1.816   $     3.030  $     4.489  $     2.011
Percentage change in accumulation unit value                       -28.63%       -40.07%       -32.49%      123.17%       32.92%
Number of accumulation units outstanding at end of period       3,593,852     4,023,856     3,896,189    2,363,771    1,484,765

GROWTH PORTFOLIO (Institutional Shares) (a)

Accumulation unit value at beginning of period                $     2.013   $     2.701   $     3.193  $     2.240  $     1.668
Accumulation unit value at end of period                      $     1.464   $     2.013   $     2.701  $     3.193  $     2.240
Percentage change in accumulation unit value                       -27.27%       -25.47%       -15.40%       42.55%       34.31%
Number of accumulation units outstanding at end of period       3,348,500     4,139,585     4,537,896    3,595,530    1,722,621

SUBACCOUNT                                                        2002          2001         2000             1999         1998
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
INVESCO VIF-CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND) (f)

Accumulation unit value at beginning of period                        N/A           N/A           N/A          N/A          N/A
Accumulation unit value at end of period                              N/A           N/A           N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A           N/A           N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A           N/A           N/A          N/A          N/A

INVESCO VIF-FINANCIAL SERVICES FUND (j
Accumulation unit value at beginning of period                        N/A           N/A           N/A          N/A          N/A
Accumulation unit value at end of period                              N/A           N/A           N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A           N/A           N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A           N/A           N/A          N/A          N/A

INVESCO VIF-HEALTH SCIENCES FUND (j)

Accumulation unit value at beginning of period                        N/A           N/A           N/A          N/A          N/A
Accumulation unit value at end of period                              N/A           N/A           N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A           N/A           N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A           N/A           N/A          N/A          N/A

INVESCO VIF-HIGH YIELD FUND (f)

Accumulation unit value at beginning of period                        N/A           N/A           N/A          N/A          N/A
Accumulation unit value at end of period                              N/A           N/A           N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A           N/A           N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A           N/A           N/A          N/A          N/A

INVESCO VIF-REAL ESTATE OPPORTUNITY FUND (j)

Accumulation unit value at beginning of period                        N/A           N/A           N/A          N/A          N/A
Accumulation unit value at end of period                              N/A           N/A           N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A           N/A           N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A           N/A           N/A          N/A          N/A

INVESCO VIF-TECHNOLOGY FUND (j)

Accumulation unit value at beginning of period                        N/A           N/A           N/A          N/A          N/A
Accumulation unit value at end of period                              N/A           N/A           N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A           N/A           N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A           N/A           N/A          N/A          N/A

INVESCO VIF-TELECOMMUNICATIONS FUND (j)

Accumulation unit value at beginning of period                        N/A           N/A           N/A          N/A          N/A
Accumulation unit value at end of period                              N/A           N/A           N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A           N/A           N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A           N/A           N/A          N/A          N/A

JANUS ASPEN SERIES:
MID CAP GROWTH (FORMERLY, AGGRESSIVE GROWTH PORTFOLIO)
   (Institutional Shares) (a) (m)

Accumulation unit value at beginning of period                $     1.357   $     1.269   $     1.000          N/A          N/A
Accumulation unit value at end of period                      $     1.513   $     1.357   $     1.269          N/A          N/A
Percentage change in accumulation unit value                        11.54%         6.87%        26.93%         N/A          N/A
Number of accumulation units outstanding at end of period       1,145,154       881,491       398,348          N/A          N/A

GROWTH PORTFOLIO (Institutional Shares) (a)

Accumulation unit value at beginning of period                $     1.372   $     1.170   $     1.000          N/A          N/A
Accumulation unit value at end of period                      $     1.668   $     1.372   $     1.170          N/A          N/A
Percentage change in accumulation unit value                        21.53%        17.27%        17.02%         N/A          N/A
Number of accumulation units outstanding at end of period       1,026,609       570,927       144,293          N/A          N/A

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C

                                                                   GROUP ANNUITY


SUBACCOUNT                                                        2002         2001         2000         1999        1998
-----------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO (Institutional Shares) (a)

Accumulation unit value at beginning of period                $     2.499  $     3.254  $     3.898  $     2.394  $     1.876
Accumulation unit value at end of period                      $     1.843  $     2.499  $     3.254  $     3.898  $     2.394
Percentage change in accumulation unit value                       -26.25%      -23.20%      -16.52%       62.82%       27.64%
Number of accumulation units outstanding at end of period       6,526,170    8,496,431    9,424,505    8,203,823    6,332,820

LAZARD RETIREMENT SERIES INC.:
EQUITY PORTFOLIO (f)

Accumulation unit value at beginning of period                $     1.027  $     1.121  $     1.133  $     1.058  $     1.000
Accumulation unit value at end of period                      $     0.851  $     1.027  $     1.121  $     1.133  $     1.058
Percentage change in accumulation unit value                       -17.14%       -8.39%       -1.07%        7.09%        5.81%
Number of accumulation units outstanding at end of period          37,445       46.069       17,246        1,022            0

SMALL CAP PORTFOLIO (f)

Accumulation unit value at beginning of period                $     1.256  $     1.070  $     0.893  $     0.858  $     1.000
Accumulation unit value at end of period                      $     1.024  $     1.256  $     1.070  $     0.893  $     0.858
Percentage change in accumulation unit value                       -18.47%       17.38%       19.87%        4.08%      -14.23%
Number of accumulation units outstanding at end of period         302,501      124,850       10,017           44        4,307

LEVCO SERIES TRUST:
LEVCO EQUITY VALUE FUND (f) (n)

Accumulation unit value at beginning of period                $     0.999          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                      $     0.862          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                       -13.71%         N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period               0          N/A          N/A          N/A          N/A

VAN ECK o LEVIN MID CAP VALUE  FUND (f) (n)

Accumulation unit value at beginning of period                $     0.994          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                      $     0.806          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                       -18.91%         N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period               0          N/A          N/A          N/A          N/A

LORD ABBETT SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO (f)

Accumulation unit value at beginning of period                $     1.232  $     1.335  $     1.164  $     1.007  $     1.000
Accumulation unit value at end of period                      $     1.000  $     1.232  $     1.335  $     1.164  $     1.007
Percentage change in accumulation unit value                       -18.83%       -7.72%       14.67%       15.58%        0.73%
Number of accumulation units outstanding at end of period         675,787      314,294       38,899       13,117       13,870

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
LIMITED MATURITY BOND PORTFOLIO (e)

Accumulation unit value at beginning of period                $     1.237  $     1.148  $     1.086  $     1.081  $     1.046
Accumulation unit value at end of period                      $     1.290  $     1.237  $     1.148  $     1.086  $     1.081
Percentage change in accumulation unit value                         4.28%        7.75%        5.70%        0.47%        3.35%
Number of accumulation units outstanding at end of period          96,604       63,120      449,909       79,074      225,717

MIDCAP GROWTH PORTFOLIO (j)

Accumulation unit value at beginning of period                $     0.863  $     1.008          N/A          N/A          N/A
Accumulation unit value at end of period                      $     0.604  $     0.863          N/A          N/A          N/A
Percentage change in accumulation unit value                       -30.01%      -14.38%         N/A          N/A          N/A
Number of accumulation units outstanding at end of period             806            0          N/A          N/A          N/A

SUBACCOUNT                                                        1997         1996          1995           1994         1993
-----------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO (Institutional Shares) (a)

Accumulation unit value at beginning of period                $     1.551  $     1.214  $     1.000          N/A          N/A
Accumulation unit value at end of period                      $     1.876  $     1.551  $     1.214          N/A          N/A
Percentage change in accumulation unit value                        20.94%       27.74%       21.40%         N/A          N/A
Number of accumulation units outstanding at end of period       4,929,502    1,845,276      230,889          N/A          N/A

LAZARD RETIREMENT SERIES INC.:
EQUITY PORTFOLIO (f)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

SMALL CAP PORTFOLIO (f)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

LEVCO SERIES TRUST:
LEVCO EQUITY VALUE FUND (f) (n)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

VAN ECK o LEVIN MID CAP VALUE  FUND (f) (n)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

LORD ABBETT SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO (f)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
LIMITED MATURITY BOND PORTFOLIO (e)

Accumulation unit value at beginning of period                $     1.000          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                      $     1.046          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                         4.59%         N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period               0          N/A          N/A          N/A          N/A

MIDCAP GROWTH PORTFOLIO (j)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY



SUBACCOUNT                                                       2002         2001          2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO (e)

Accumulation unit value at beginning of period                $     1.307  $     1.359  $     1.363  $     1.283  $     1.243
Accumulation unit value at end of period                      $     0.982  $     1.307  $     1.359  $     1.363  $     1.283
Percentage change in accumulation unit value                       -24.87%       -3.83%       -0.33%        6.30%        3.17%
Number of accumulation units outstanding at end of period         228,992      427,900      413,116      422,449      336,371

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES):
EQUITY INCOME VCT PORTFOLIO (k)

Accumulation unit value at beginning of period                $     0.919  $     0.986          N/A          N/A          N/A
Accumulation unit value at end of period                      $     0.764  $     0.919          N/A          N/A          N/A
Percentage change in accumulation unit value                       -16.87%       -6.80%         N/A          N/A          N/A
Number of accumulation units outstanding at end of period         180,822      307,554          N/A          N/A          N/A

EUROPE VCT PORTFOLIO (k) (o)

Accumulation unit value at beginning of period                $     0.754  $     0.994          N/A          N/A          N/A
Accumulation unit value at end of period                      $     0.604  $     0.754          N/A          N/A          N/A
Percentage change in accumulation unit value                       -19.89%      -24.14%         N/A          N/A          N/A
Number of accumulation units outstanding at end of period               0            0          N/A          N/A          N/A

PIONEER FUND VCT PORTFOLIO (k)

Accumulation unit value at beginning of period                $     0.880  $     0.984          N/A          N/A          N/A
Accumulation unit value at end of period                      $     0.704  $     0.880          N/A          N/A          N/A
Percentage change in accumulation unit value                       -20.00%      -10.57%         N/A          N/A          N/A
Number of accumulation units outstanding at end of period          97,229       88,332          N/A          N/A          N/A

RYDEX VARIABLE TRUST:
NOVA FUND (h)

Accumulation unit value at beginning of period                $    11.482  $    15.176  $    18.407          N/A          N/A
Accumulation unit value at end of period                      $     7.307  $    11.482  $    15.176          N/A          N/A
Percentage change in accumulation unit value                       -36.36%      -24.34%      -17.55%         N/A          N/A
Number of accumulation units outstanding at end of period           2,073        1,846          585          N/A          N/A

OTC FUND (h)

Accumulation unit value at beginning of period                $    15.204  $    23.690  $    39.086          N/A          N/A
Accumulation unit value at end of period                      $     9.204  $    15.204  $    23.690          N/A          N/A
Percentage change in accumulation unit value                       -39.46%      -35.82%      -39.39%         N/A          N/A
Number of accumulation units outstanding at end of period          29,697       25,497       14,991          N/A          N/A

U.S. GOVERNMENT MONEY MARKET FUND (j)

Accumulation unit value at beginning of period                $     1.007  $     1.000          N/A          N/A          N/A
Accumulation unit value at end of period                      $     1.001  $     1.007          N/A          N/A          N/A
Percentage change in accumulation unit value                        -0.60%        0.70%         N/A          N/A          N/A
Number of accumulation units outstanding at end of period           1,061        2,301          N/A          N/A          N/A

SELIGMAN PORTFOLIOS, INC.:
COMMUNICATIONS AND INFORMATION PORTFOLIO (Class 2) (g)

Accumulation unit value at beginning of period                $     0.578  $     0.556  $     1.000          N/A          N/A
Accumulation unit value at end of period                      $     0.365  $     0.578  $     0.556          N/A          N/A
Percentage change in accumulation unit value                       -36.85         3.96%      -44.40%         N/A          N/A
Number of accumulation units outstanding at end of period         321,186      300,842      240,260          N/A          N/A

GLOBAL TECHNOLOGY PORTFOLIO (Class 2) (g)

Accumulation unit value at beginning of period                $     0.520  $     0.675  $     1.000          N/A          N/A
Accumulation unit value at end of period                      $     0.351  $     0.520  $     0.675          N/A          N/A
Percentage change in accumulation unit value                       -32.50%      -22.96%      -32.50%         N/A          N/A
Number of accumulation units outstanding at end of period         219,892      100,203       68,037          N/A          N/A

SUBACCOUNT                                                        1997            1996         1995         1994         1993
-----------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO (e)

Accumulation unit value at beginning of period                $     1.000          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                      $     1.243          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                        24.32%         N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period          60,137          N/A          N/A          N/A          N/A

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES):
EQUITY INCOME VCT PORTFOLIO (k)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

EUROPE VCT PORTFOLIO (k) (o)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

PIONEER FUND VCT PORTFOLIO (k)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

RYDEX VARIABLE TRUST:
NOVA FUND (h)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

OTC FUND (h)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

U.S. GOVERNMENT MONEY MARKET FUND (j)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

SELIGMAN PORTFOLIOS, INC.:
COMMUNICATIONS AND INFORMATION PORTFOLIO (Class 2) (g)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A

GLOBAL TECHNOLOGY PORTFOLIO (Class 2) (g)

Accumulation unit value at beginning of period                        N/A          N/A          N/A          N/A          N/A
Accumulation unit value at end of period                              N/A          N/A          N/A          N/A          N/A
Percentage change in accumulation unit value                          N/A          N/A          N/A          N/A          N/A
Number of accumulation units outstanding at end of period             N/A          N/A          N/A          N/A          N/A


                                       30
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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C

                                                                   GROUP ANNUITY


SUBACCOUNT                                                        2002          2001          2000         1999          1998
---------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC
STRONG OPPORTUNITY FUND II (e):

Accumulation unit value at beginning of period                $     1.863   $     1.954   $     1.852   $     1.386   $     1.233
Accumulation unit value at end of period                      $     1.350   $     1.863   $     1.954   $     1.852   $     1.386
Percentage change in accumulation unit value                       -27.54%        -4.66%         5.53%        33.57%        12.41%
Number of accumulation units outstanding at end of period         546,629       436,551       186,616       160,380        89,350

STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH FUND II (e)

Accumulation unit value at beginning of period                $     1.763   $     2.571   $     3.050   $     1.622   $     1.274
Accumulation unit value at end of period                      $     1.089   $     1.763   $     2.571   $     3.050   $     1.622
Percentage change in accumulation unit value                       -38.23%       -31.43%       -15.71%        87.99%        27.40%
Number of accumulation units outstanding at end of period         440,939       590,929       491,584       110,428       145,329

VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE BOND FUND (a)

Accumulation unit value at beginning of period                $     1.013   $     1.079   $     1.070   $     1.172   $     1.050
Accumulation unit value at end of period                      $     1.221   $     1.013   $     1.079   $     1.070   $     1.172
Percentage change in accumulation unit value                        20.53%        -6.12%         0.87%        -8.74%        11.63%
Number of accumulation units outstanding at end of period         190,656        24,692        51,708        37,696        30,830

WORLDWIDE EMERGING MARKETS FUND (e)

Accumulation unit value at beginning of period                $     0.584   $     0.601   $     1.044   $     0.527   $     0.808
Accumulation unit value at end of period                      $     0.562   $     0.584   $     0.601   $     1.044   $     0.527
Percentage change in accumulation unit value                        -3.77%        -2.83%       -42.44%        98.29%       -34.80%
Number of accumulation units outstanding at end of period         136,664       175,217       179,333       253,897       177,924

WORLDWIDE HARD ASSETS FUND (a)

Accumulation unit value at beginning of period                $     0.984   $     1.110   $     1.006   $     0.840   $     1.228
Accumulation unit value at end of period                      $     0.946   $     0.984   $     1.110   $     1.006   $     0.840
Percentage change in accumulation unit value                        -3.86%       -11.35%        10.30%        19.80%       -31.62%
Number of accumulation units outstanding at end of period         104,339       107,947       199,902       556,013       198,619

WORLDWIDE REAL ESTATE FUND (f)

Accumulation unit value at beginning of period                $     1.015   $     0.973   $     0.828   $     0.854   $     1.000
Accumulation unit value at end of period                      $     0.960   $     1.015   $     0.973   $     0.828   $     0.854
Percentage change in accumulation unit value                        -5.42%         4.32%        17.49%        -2.99%       -14.63%
Number of accumulation units outstanding at end of period          46,514        42,170        18,412        14,855         3,276

SUBACCOUNT                                                        1997         1996           1995          1994         1993
---------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC
STRONG OPPORTUNITY FUND II (e):

Accumulation unit value at beginning of period                $     1.000           N/A           N/A           N/A           N/A
Accumulation unit value at end of period                      $     1.233           N/A           N/A           N/A           N/A
Percentage change in accumulation unit value                        23.32%          N/A           N/A           N/A           N/A
Number of accumulation units outstanding at end of period           4,089           N/A           N/A           N/A           N/A

STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH FUND II (e)

Accumulation unit value at beginning of period                $     1.000           N/A           N/A           N/A           N/A
Accumulation unit value at end of period                      $     1.274           N/A           N/A           N/A           N/A
Percentage change in accumulation unit value                        27.35%          N/A           N/A           N/A           N/A
Number of accumulation units outstanding at end of period           3,989           N/A           N/A           N/A           N/A

VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE BOND FUND (a)

Accumulation unit value at beginning of period                $     1.036   $     1.021   $     1.000           N/A           N/A
Accumulation unit value at end of period                      $     1.050   $     1.036   $     1.021           N/A           N/A
Percentage change in accumulation unit value                         1.37%         1.50%         2.05%          N/A           N/A
Number of accumulation units outstanding at end of period          16,578        23,735         6,030           N/A           N/A

WORLDWIDE EMERGING MARKETS FUND (e)

Accumulation unit value at beginning of period                $     1.000           N/A           N/A           N/A           N/A
Accumulation unit value at end of period                      $     0.808           N/A           N/A           N/A           N/A
Percentage change in accumulation unit value                       -19.24%          N/A           N/A           N/A           N/A
Number of accumulation units outstanding at end of period          99,333           N/A           N/A           N/A           N/A

WORLDWIDE HARD ASSETS FUND (a)

Accumulation unit value at beginning of period                $     1.262   $     1.080   $     1.000           N/A           N/A
Accumulation unit value at end of period                      $     1.228   $     1.262   $     1.080           N/A           N/A
Percentage change in accumulation unit value                       -2.66%         16.88%         7.97%          N/A           N/A
Number of accumulation units outstanding at end of period         280,960        49,773        27,240           N/A           N/A

WORLDWIDE REAL ESTATE FUND (f)

Accumulation unit value at beginning of period                        N/A           N/A           N/A           N/A           N/A
Accumulation unit value at end of period                              N/A           N/A           N/A           N/A           N/A
Percentage change in accumulation unit value                          N/A           N/A           N/A           N/A           N/A
Number of accumulation units outstanding at end of period             N/A           N/A           N/A           N/A           N/A


(a)  This unit value was $1.000 on the inception date of June 1, 1995.
(b)  This unit value was $1.000 on the inception date of May 1, 1993.
(c)  This unit value was $1.000 on the inception date of December 3, 1965.
(d)  This unit value was $1.000 on the inception date of May 19, 1981.
(e)  This unit value was $1.000 on the inception date of May 1, 1997.
(f)  This unit value was $1.000 on the inception date of May 1, 1998.
(g)  This unit value was $1.000 on the inception date of May 1, 2000.
(h) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.
(i)  This was the unit value on the inception date of October 26, 2001.
(j)  This was the unit value on the inception date of May 1, 2001.
(k)  This was the unit value on the inception date of January 2, 2001.

(l) Effective May 1, 2003, the Federated Utility Fund II changed its name to Federated Capital Income Fund II.


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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY

(m) Effective as of May 1, 2003, the Janus Aspen Aggressive Growth Portfolio changed its name to Janus Aspen Mid Cap Growth Portfolio.
(n)  This unit value was $10.000 on the inception date of June 24, 2002.
(o) Pioneer VCT Europe Portfolio stopped accepting contributions on January 10, 2003.

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

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                                                                   GROUP ANNUITY


APPENDIX B--MORE INFORMATION ABOUT THE FUNDS


     Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


     The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio. The following descriptions are qualified in their entirety by the prospectus for each fund.

AIM VARIABLE INSURANCE FUNDS

     The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. serves as the AIM V.I. Basic Value Fund's investment advisor. The following portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II

     The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

     The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets, in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(TM) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.


THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

     The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY


American Century Investment Management, Inc. The following funds are available under the Contract:

VP INCOME & GROWTH FUND

     The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP INTERNATIONAL FUND

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

VP VALUE FUND

     The VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.




CONSECO SERIES TRUST


     Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM). Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the Contract:


BALANCED PORTFOLIO

     The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

CONSECO 20 FOCUS PORTFOLIO

     The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

     The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

FIXED INCOME PORTFOLIO

     The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

HIGH YIELD PORTFOLIO

     The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

     The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

     The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following portfolios are available under the Contract:

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

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DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

     The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

     The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks, most of which are ordinarily securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES


     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund
II. The following portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II (FORMERLY, FEDERATED UTILITY FUND II)

     The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.


FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

     The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

     The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

     The Federated International Small Company Fund II seeks to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 Billion or less.




FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

     First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

     First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)

     The INVESCO VIF--Core Equity Fund (formerly Equity Income Fund) attempts to provide high total return through both growth and income from these investments.

INVESCO VIF--FINANCIAL SERVICES FUND

     The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

     The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY


INVESCO VIF--HIGH YIELD FUND

     The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

     The INVESCO VIF--Real Estate Opportunity Fund seeks capital growth. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

     The INVESCO VIF--Technology Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

     The INVESCO VIF--Telecommunications Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

JANUS ASPEN SERIES

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following portfolios are available under your contract:




GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

     The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.


GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

     The Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

     The International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

MID CAP GROWTH PORTFOLIO (FORMERLY, AGGRESSIVE GROWTH PORTFOLIO) (INSTITUTIONAL SHARES)

     The Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.


WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

     The Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

     The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

     The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:


AMERICA'S VALUE PORTFOLIO

     The Lord Abbett America's Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C

                                                                   GROUP ANNUITY


securities of mid-sized companies, those with market capitalization of roughly $500 million to $10 billion, at the time of purchase.


GROWTH AND INCOME PORTFOLIO

     The Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:


FASCIANO PORTFOLIO (Class S)

     The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.


LIMITED MATURITY BOND PORTFOLIO

     The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

MIDCAP GROWTH PORTFOLIO

     The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

PARTNERS PORTFOLIO

     The Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.


REGENCY PORTFOLIO

     The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include: strong fundamentals, such as a company's financial, operational, and competitive positions, consistent cash flow and a sound earnings record through all phases of the market cycle. The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

PIMCO VARIABLE INSURANCE TRUST

     The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following portfolios are available under the Contract:

PIMCO PVIT REAL RETURN PORTFOLIO

     The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of June 30, 2002 was 5.68 years.

PIMCO PVIT TOTAL RETURN PORTFOLIO

     The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY

"Fixed Income Instruments," as used in this Prospectus, includes, but is not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; and structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER EQUITY INCOME VCT PORTFOLIO

     The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

     The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

     The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.


ROYCE CAPITAL FUND

     Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following portfolios are available under the Contract:

MICRO-CAP PORTFOLIO

     Royce Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which is defined as companies with stock market capitalizations less than $400 million at the time of investment).

SMALL-CAP PORTFOLIO

     Royce Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal. Royce invests the Fund's assets primarily in equity securities issued by small companies. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of small-cap companies (which is defined as companies with stock market capitalizations less than $2 billion at the time of investment).


RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:


JUNO FUND

     The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

MEDIUS FUND

     The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index(R). The Fund invests principally in securities of companies included on the S&P MidCap 400 Index(R) and in leverage instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

MEKROS FUND

     The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index. The Fund invests principally in securities of companies included in the Russell 2000(R) Index and in leverage instruments, such as equity swap agreements, futures contracts and options on securities,

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                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY

futures contracts, and stock indices. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.


NOVA FUND

     The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

OTC FUND

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.


SECTOR ROTATION FUND

     The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks the fifty-nine industries comprising the components of the S&P 1500 Index, based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in leveraged instruments such as futures contracts, options and swap transactions.

URSA FUND

     The Ursa Fund seeks to provide instrument results that will inversely correlate to the performance of the S&P Index(R). Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts or stock indices.

U.S. GOVERNMENT BOND FUND

     The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leverage instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark.


U.S. GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)

     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)

     The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG OPPORTUNITY FUND II

     The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C
                                                                   GROUP ANNUITY


STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG MID CAP GROWTH FUND II

     The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.


THIRD AVENUE VARIABLE SERIES TRUST

     The Third Avenue Variable Series Trust is a mutual fund with multiple portfolios. EQSF Advisers, Inc., is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following portfolios are available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

     The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST


     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:


WORLDWIDE ABSOLUTE RETURN FUND

     The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund pursues its objective by utilizing a diversified "manager of managers" investment approach. To manage its assets, the Fund selects multiple investment sub-advisers with experience in managing an absolute return strategies. These strategies may include the following: event driven strategies; relative value/arbitrage strategies; trading/market timing strategies; market neutral equity strategies; long/short equity strategies; long-only equity strategies; short-only strategies; distressed securities; and fixed income and high yield investment strategies.


WORLDWIDE BOND FUND

     The Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.

WORLDWIDE EMERGING MARKETS FUND

     The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

WORLDWIDE HARD ASSETS FUND

     The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities."

WORLDWIDE REAL ESTATE FUND

     The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.


WORLDWIDE ULTRA SHORT-TERM INCOME FUND

    The Fund seeks high current income consistent with preservation of capital and daily liquidity. Under normal market conditions the Fund will invest its assets in a diversified portfolio of short-term fixed income securities with an average duration which will not exceed one year.

VARIABLE INSURANCE FUNDS

     The Variable Insurance Funds is a mutual fund with multiple portfolios. Choice Capital Management is the investment adviser for the Funds. The following Fund is available under the Contract:

CHOICE VIT MARKET NEUTRAL FUND

    The Fund seeks positive returns, with preservation of capital as a secondary objective. Under normal market conditions, the Fund will invest primarily in a non-diversified portfolio of common stocks that the adviser believes to be undervalued and overvalued. The Fund seeks capital appreciation while generally remaining "market neutral" by maintaining an approximately even balance between long and short positions in its portfolio securities.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                  2003 ACCOUNT C

                                                                   GROUP ANNUITY

                      [This Page Intentionally Left Blank]

                       STATEMENT OF ADDITIONAL INFORMATION

                    GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY


                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY


                                       AND


                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL-FREE)

                                   MAY 1, 2003


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the "Separate Account") -- Group Variable Deferred Annuity Contracts, dated May 1, 2003. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS


                                                                            PAGE
PERFORMANCE CALCULATIONS                                                      1

ANNUITY PROVISIONS                                                            8
     Determination of Amount of the First Monthly Variable Annuity Payment    8
     Value of an Annuity Unit                                                 9
     Amounts of Subsequent Monthly Variable Annuity Payments                  9

INDEPENDENT ACCOUNTANTS                                                      10

DISTRIBUTION                                                                 10
     Reduction or Elimination of the Withdrawal Charge                       10

EXPENSE GUARANTEE AGREEMENT                                                  11

FINANCIAL STATEMENTS                                                         11

                            PERFORMANCE CALCULATIONS


CALCULATION OF YIELD QUOTATIONS


MONEY MARKET SUBACCOUNT

The Conseco Series Trust Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses and insurance charges, including the deduction of the contract maintenance charge. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Conseco Series Trust.

We may also provide standard yield quotations for the Subaccount investing in the U.S. Government Money Market Fund of the Rydex Variable Trust. Such yield quotations will also be calculated as described in this section.

We calculate the current yield using the following formula:

     Current Yield  =  ((NCS-ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Money Market fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES = per unit charges deducted from the Subaccount for the 7-day period.

     UV =  the unit value on the first day of the 7-day period.

We may also disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

We calculate the effective yield using the following formula:

     Effective Yield = (1 + ((NCS-ES)/UV))(TO THE POWER OF 365/(7) - 1

     Where:

     NCS = the net change in the value of the Money Market fund (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

     ES = per unit charges deducted from the hypothetical Subaccount for the 7-day period.

     UV =  the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS

The investment portfolios of the funds may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:


              YIELD = 2 [(a - b + 1)(TO THE POWER OF 6) - 1]
                          -----
                           cd


     Where:

     A = the net investment income earned during the period by the investment portfolio.

     B  =  the expenses accrued for the period (net of reimbursements, if any).

     C = the average daily number of accumulation units outstanding during the period.

     D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARD TOTAL RETURN

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.

Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect the maximum fees and Contract charges including the deduction of surrender charges.

Average annual total return quotations are computed according to the following formula:

                            P (1+T)(TO THE POWER OF n) = ERV

     Where:
     P    = beginning hypothetical initial purchase payment of $1,000
     T    = average annual total return
     n    = number of years in period

     ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or ten-year period, at the end of the one-, five- or ten-year period (or fractional portion thereof)

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

Standard average annual total returns for the period ending December 31, 2002 are shown in the Table 1.

Table 1 reflects the performance of a Contract permitting flexible payments, including the deduction of a 1.00% mortality and expense risk charge (insurance charges), deduction of deferred sales loads (surrender charges) of 5%, and the deduction of a $15 Annual Contract Fee. The Annual Contract Fee is reflected as an annual charge of 0.04%, based on average Contract Value during 2002 of $34,429.

                                     TABLE 1
         STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS AS OF
                                DECEMBER 31, 2002
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.00%)


                                                                                                                         10 YEAR OR
                                                                                       SUBACCOUNT                            TO
                                                                                       INCEPTION                          INCEPTION
                         SUBACCOUNT                                                       DATE      1 YEAR     5 YEAR      DATE(2)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                                                                5/1/03        N/A        N/A          N/A
AIM V.I. Mid Cap Core Equity                                                             5/1/03        N/A        N/A          N/A
Alger American Growth                                                                    5/2/97    -36.95%     -1.67%        0.91%
Alger American Leveraged Allcap                                                          6/1/95    -37.81%      1.60%        9.29%
Alger American MidCap Growth                                                             5/2/97    -33.71%      2.64%        4.66%
Alger American Small Capitalization                                                      6/1/95    -30.58%    -10.39%       -3.12%
American Century VP Income & Growth                                                      5/4/98    -24.13%        N/A       -5.80%
American Century VP International                                                        5/2/97    -25.06%     -3.38%       -1.92%
American Century VP Value                                                                5/2/97    -17.77%      2.20%        5.18%
Choice Market Neutral                                                                    5/1/03       N/A         N/A          N/A
CST Balanced                                                                             5/1/93    -18.03%      3.04%        9.19%
CST 20 Focus                                                                             5/1/00    -55.24%        N/A      -45.91%
CST Equity1                                                                              12/3/65   -18.23%      5.26%       12.08%
CST Fixed Income1                                                                        5/3/93     -1.22%      4.32%        5.22%
CST Government Securities                                                                5/3/93      2.91%      4.51%        4.46%
CST High Yield                                                                           5/1/00     -0.73%        N/A        0.04%
CST Money Market                                                                         5/19/81       N/A        N/A          N/A
Dreyfus Disciplined Stock (Initial Shares)                                               5/4/98    -27.17%        N/A       -7.52%
Dreyfus International Value (Initial Shares)                                             5/4/98    -17.40%        N/A       -5.06%
Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)                          6/1/95    -33.14%     -5.36%        3.97%
Dreyfus Stock Index Fund (Initial Shares)                                                6/1/95    -26.94%     -2.49%        6.51%
Federated High Income Bond (Primary Class)                                               6/1/95     -4.58%     -1.99%        2.65%
Federated International Equity                                                           6/1/95    -27.31%     -2.02%        0.91%
Federated International Small Co.                                                        5/1/01    -22.34%        N/A      -27.65%
Federated Capital Income (formerly, Federated Utility)                                   6/1/95    -28.44%     -8.61%       -0.25%
First American Large Cap Growth                                                          5/1/01    -34.26%        N/A      -33.01%
First American Mid Cap Growth                                                            5/1/01    -33.46%        N/A      -31.37%
INVESCO VIF Core Equity (formerly Equity Income)                                         5/4/98    -23.88%        N/A       -4.29%
INVESCO VIF Financial Services                                                           5/1/01    -19.91%        N/A      -16.71%
INVESCO VIF Health                                                                       5/1/01    -28.91%        N/A      -19.77%
INVESCO VIF High Yield                                                                   5/4/98     -7.09%        N/A       -7.65%
INVESCO VIF Real Estate Opportunity                                                      5/1/01      0.13%        N/A       -2.05%
INVESCO VIF Technology                                                                   5/1/01    -50.00%        N/A      -47.84%
INVESCO VIF Telecommunications                                                           5/1/01    -53.73%        N/A      -56.62%
Janus Aspen Series Growth (Institutional Shares)                                         6/1/95    -30.84%     -3.18%        4.54%
Janus Aspen Series Growth & Income (Institutional Shares)                                5/1/03        N/A        N/A          N/A
Janus Aspen Series International Growth (Institutional Shares)                           5/1/03        N/A        N/A          N/A
Janus Aspen Series Mid Cap Growth (formerly, Aggressive Growth) (Institutional Shares)   6/1/95    -32.18%     -3.66%        2.78%

                                                                                                                         10 YEAR OR
                                                                                       SUBACCOUNT                            TO
                                                                                       INCEPTION                          INCEPTION
                         SUBACCOUNT                                                       DATE      1 YEAR     5 YEAR      DATE(2)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth (Institutional Shares)                               6/1/95    -29.89%     -0.97%        7.65%
Lazard Retirement Equity                                                                 5/4/98    -21.18%        N/A       -4.88%
Lazard Retirement Small Cap                                                              5/4/98    -22.54%        N/A       -1.02%
Lord Abbett America's Value                                                              5/1/03        N/A        N/A          N/A
Lord Abbett Growth and Income                                                            5/4/98    -22.87%        N/A       -1.53%
Neuberger Berman AMT Fasciano                                                            5/1/03        N/A        N/A          N/A
Neuberger Berman AMT Limited Maturity Bond                                               5/2/97     -0.85%      3.61%        3.45%
Neuberger Berman AMT Midcap Growth                                                       5/1/01    -33.50%        N/A      -30.60%
Neuberger Berman AMT Partners                                                            5/2/97    -28.62%     -5.22%       -1.39%
Neuberger Berman AMT Regency                                                             5/1/03        N/A        N/A          N/A
PIMCO PVIT Real Return                                                                   5/1/03        N/A        N/A          N/A
PIMCO PVIT Total Return                                                                  5/1/03        N/A        N/A          N/A
Pioneer Equity Income VCT                                                                1/2/01    -21.00%        N/A      -16.23%
Pioneer Europe VCT                                                                       1/2/01    -23.83%        N/A      -25.84%
Pioneer Fund VCT                                                                         1/2/01    -24.01%        N/A      -19.49%
Royce Micro-Cap                                                                          5/1/03        N/A        N/A          N/A
Royce Small-Cap                                                                          5/1/03        N/A        N/A          N/A
Rydex Variable Trust Juno                                                                5/1/03        N/A        N/A          N/A
Rydex Variable Trust Medius Mid Cap                                                      5/1/03        N/A        N/A          N/A
Rydex Variable Trust Mekors Small Cap                                                    5/1/03        N/A        N/A          N/A
Rydex Variable Trust Nova                                                                5/1/00    -39.53%        N/A      -32.00%
Rydex Variable Trust OTC                                                                 5/1/00    -42.47%        N/A      -44.11%
Rydex Variable Trust Sector Rotation                                                     5/1/03        N/A        N/A          N/A
Rydex Variable Trust Ursa                                                                5/1/03        N/A        N/A          N/A
Rydex Variable Trust U.S. Government Bond                                                5/1/03        N/A        N/A          N/A
Rydex Variable Trust U.S. Government Money Market                                        5/1/01        N/A        N/A          N/A
Seligman Communications & Info (Class 2)                                                 5/1/00    -40.01%        N/A      -33.89%
Seligman Global Technology (Class 2)                                                     5/1/00    -35.81%        N/A      -34.84%
Strong MidCap Growth                                                                     5/2/97    -41.26%     -3.68%        0.44%
Strong Opportunity                                                                       5/2/97    -31.13%      1.19%        4.31%
Third Avenue Value                                                                       5/1/03        N/A        N/A          N/A
Van Eck Worldwide Absolute Return                                                        5/1/03        N/A        N/A          N/A
Van Eck Worldwide Bond                                                                   6/1/95     14.52%      2.40%        2.04%
Van Eck Worldwide Emerging Markets                                                       5/2/97     -8.61%     -7.62%      -10.69%
Van Eck Worldwide Hard Assets                                                            6/1/95     -8.55%     -5.70%       -4.02%
Van Eck Worldwide Real Estate                                                            5/4/98    -10.10%        N/A       -2.43%
Van Eck Worldwide Ultra Short-Term Income                                                5/1/03        N/A        N/A          N/A


(1) This is the date the predecessor Subaccount commenced operations. On May 1, 1993, the effective date of the combination (discussed in the Prospectus), the Subaccount invested in the reorganized portfolio. See "The Variable Account" in the Prospectus.

B.   NON-STANDARD TOTAL RETURN

Conseco Variable may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" table, below. These non-standard average annual total returns reflect the deduction of the 1.00% mortality and expense risk charge (insurance charges), but do not reflect the deduction of surrender charge or the annual contract fee. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charges or annual contract fee.

Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

Non-standard Subaccount average annual total returns for the period ending December 31, 2002 are shown in Table 2.

Table 2 reflects the deduction of the annual insurance charges of 1.00%, but does NOT reflect the deduction of the surrender charges, or the $15 Annual Contract Fee. Non-standard Subaccount average total returns would be lower if these charges were deducted.

                                     TABLE 2
       NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS AS OF
                                DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.00%)


                                                                SUBACCOUNT                              10 YEAR OR TO
                                                                INCEPTION                                 INCEPTION
                         SUBACCOUNT                               DATE         1 YEAR         5 YEAR        DATE
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                                        5/1/03           N/A            N/A          N/A
AIM V.I. Mid Cap Core Equity                                     5/1/03           N/A            N/A          N/A
Alger American Growth                                            5/2/97        -33.66%         -1.05%        2.00%
Alger American Leveraged Allcap                                  6/1/95        -34.57%          2.23%        9.90%
Alger American MidCap Growth                                     5/2/97        -30.24%          3.28%        5.78%
Alger American Small Capitalization                              6/1/95        -26.96%         -9.81%       -2.55%
American Century VP Income & Growth                              5/4/98        -20.17%           N/A         -4.35%
American Century VP International                                5/2/97        -21.17%         -2.76%       -0.85%
American Century VP Value                                        5/2/97        -13.49%          2.86%        6.32%
Choice VIT Market Neutral                                        5/1/03           N/A            N/A          N/A
CST Balanced                                                     5/1/93        -13.77%          3.69%        9.58%
CST 20 Focus                                                     5/1/00        -52.88%           N/A        -44.02%
CST Equity(1)                                                    12/3/65       -13.97%          5.92%       12.36%
CST Fixed Income(1)                                              5/3/93          3.91%          4.99%        5.61%
CST Government Securities                                        5/3/93          8.24%          5.19%        4.86%
CST High Yield                                                   5/1/00          4.41%           N/A         3.40%
CST Money Market                                                 5/19/81         0.25%          3.25%        3.38%
Dreyfus Disciplined Stock (Initial Shares)                       5/4/98        -23.39%           N/A        -6.11%
Dreyfus International Value (Initial Shares)                     5/4/98        -13.10%           N/A        -3.61%
Dreyfus Socially Responsible Growth Fund, Inc. (Initial
Shares)                                                          6/1/95        -29.65%         -4.76%        4.56%
Dreyfus Stock Index Fund (Initial Shares)                        6/1/95        -23.14%         -1.87%        7.11%
Federated High Income Bond (Primary Class)                       6/1/95          0.36%         -1.35%        3.25%
Federated International Equity                                   6/1/95        -23.53%         -1.41%        1.50%
Federated International Small Co.                                5/1/01        -18.31%           N/A       -23.30%
Federated Capital Income (formerly, Federated Utility)           6/1/95        -24.71%         -8.02%        0.33%
First American Large Cap Growth                                  5/1/01        -30.83%           N/A       -28.98%
First American Mid Cap Growth                                    5/1/01        -30.00%           N/A       -27.24%
INVESCO VIF Core Equity (formerly Equity Income)                 5/4/98        -19.92%           N/A        -2.83%
INVESCO VIF Financial Services                                   5/1/01        -15.75%           N/A       -11.72%
INVESCO VIF Health                                               5/1/01        -25.20%           N/A       -14.96%
INVESCO VIF High Yield                                           5/4/98         -2.27%           N/A        -6.24%
INVESCO VIF Real Estate Opportunity                              5/1/01          5.32%           N/A         3.81%
INVESCO VIF Technology                                           5/1/01        -47.38%           N/A       -44.67%
INVESCO VIF Telecommunications                                   5/1/01        -51.30%           N/A       -53.96%
Janus Aspen Series Growth (Institutional Shares)                 6/1/95        -27.24%         -2.57%        5.13%
Janus Aspen Series Growth & Income (Institutional Shares)        5/1/03           N/A            N/A          N/A
Janus Aspen Series International Growth (Institutional
Shares)                                                          5/1/03           N/A            N/A          N/A
Janus Aspen Series Mid Cap Growth (formerly, Aggressive
Growth) (Institutional Shares)                                   6/1/95        -28.65%         -3.05%        3.36%
Janus Aspen Series Worldwide Growth (Institutional Shares)       6/1/95        -26.24%         -0.35%        8.26%
Lazard Retirement Equity                                         5/4/98        -17.09%           N/A        -3.43%
Lazard Retirement Small Cap                                      5/4/98        -18.50%           N/A         0.49%
Lord Abbett America's Value                                      5/1/03           N/A            N/A          N/A
Lord Abbett Growth and Income                                    5/4/98        -18.85%           N/A        -0.04%
Neuberger Berman AMT Fasciano                                    5/1/03           N/A            N/A          N/A
Neuberger Berman AMT Limited Maturity Bond                       5/2/97          4.29%          4.28%        4.59%
Neuberger Berman AMT Midcap Growth                               5/1/01        -30.04%           N/A       -26.42%
Neuberger Berman AMT Partners                                    5/2/97        -24.90%         -4.60%       -0.32%
Neuberger Berman AMT Regency                                     5/1/03           N/A            N/A          N/A
PIMCO PVIT Real Return                                           5/1/03           N/A            N/A          N/A
PIMCO PVIT Total Return                                          5/1/03           N/A            N/A          N/A
Pioneer Equity Income VCT                                        1/2/01        -16.88%           N/A       -12.04%
Pioneer Europe VCT                                               1/2/01        -19.87%           N/A       -22.12%

                                                                SUBACCOUNT                              10 YEAR OR TO
                                                                INCEPTION                                 INCEPTION
                         SUBACCOUNT                               DATE         1 YEAR         5 YEAR         DATE
---------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT                                                 1/2/01        -20.06%           N/A       -15.46%
Royce Micro-Cap                                                  5/1/03           N/A            N/A          N/A
Royce Small-Cap                                                  5/1/03           N/A            N/A          N/A
Rydex Variable Trust Juno                                        5/1/03           N/A            N/A          N/A
Rydex Variable Trust Medius Mid Cap                              5/1/03           N/A            N/A          N/A
Rydex Variable Trust Mekors Small Cap                            5/1/03           N/A            N/A          N/A
Rydex Variable Trust Nova                                        5/1/00        -36.37%           N/A       -29.68%
Rydex Variable Trust OTC                                         5/1/00        -39.46%           N/A       -42.16%
Rydex Variable Trust Sector Rotation                             5/1/03           N/A            N/A          N/A
Rydex Variable Trust Ursa                                        5/1/03           N/A            N/A          N/A
Rydex Variable Trust U.S. Government Bond                        5/1/03           N/A            N/A          N/A
Rydex Variable Trust U.S. Government Money Market                5/1/01         -0.53%           N/A         0.08%
Seligman Communications & Info (Class 2)                         5/1/00         -36.87%          N/A       -31.62%
Seligman Global Technology (Class 2)                             5/1/00         -32.47%          N/A       -32.60%
Strong MidCap Growth                                             5/2/97         -38.19%        -3.08%        1.52%
Strong Opportunity                                               5/2/97         -27.55%         1.82%        5.43%
Third Avenue Value                                               5/1/03           N/A            N/A          N/A
Van Eck Worldwide Absolute Return                                5/1/03           N/A            N/A          N/A
Van Eck Worldwide Bond                                           6/1/95         20.45%          3.06%        2.65%
Van Eck Worldwide Emerging Markets                               5/2/97         -3.87%         -7.01%       -9.68%
Van Eck Worldwide Hard Assets                                    6/1/95         -3.81%         -5.08%       -3.43%
Van Eck Worldwide Real Estate                                    5/4/98         -5.43%           N/A        -0.94%
Van Eck Worldwide Ultra Short-Term Income                        5/1/03           N/A            N/A          N/A


(1) This is the date the predecessor Subaccount commenced operations. On May 1, 1993, the effective date of the combination (discussed in the Prospectus), the Subaccount invested in the reorganized portfolio. See "The Variable Account" in the Prospectus.

C.   OTHER TOTAL RETURN AND PERFORMANCE DATA

Performance data for the Subaccounts and/or the Portfolios may be compared in advertisements, sales literature and reports to Contract Owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.


Reports and promotional literature may also contain the ratings Jefferson National has received from independent rating agencies. However, Jefferson National does not guarantee the investment performance of the Subaccounts or the Portfolios.


Many of the Portfolios have recently been made available as Investment Options under the Contract and therefore do not have meaningful investment performance history within the Contract. However, certain of these Portfolios have been in existence for some time and consequently have investment performance history that is for periods longer than that of their corresponding Subaccounts'. Sales literature or advertisements may quote "adjusted" historic average annual average total return performance data for the Portfolios since their inception reduced by some or all of the fees and charges under the Contracts. Such adjusted historic portfolio performance includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time. Generally, adjusted historic portfolio average annual total returns will be shown only if standard performance data for the Subaccounts is shown.

The Portfolios have provided the information used to calculate the adjusted historic average annual total returns for the Portfolios for periods prior to the inception date of the Subaccounts.

Adjusted historic portfolio average annual total returns for the period ending December 31, 2002 are shown in Table 3. These returns reflect the deduction of the 1.00% annual insurance charge, but do not reflect the surrender charge and the annual contract fee.

                                     TABLE 3
         NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS FOR THE PORTFOLIOS
                             AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                         (TOTAL INSURANCE CHARGES 1.00%)


                                                             PORTFOLIO                                        10 YEAR OR TO
                                                             INCEPTION                                          INCEPTION
                       PORTFOLIO                               DATE             1 YEAR          5 YEAR             DATE
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                                          09/10/01          -23.11%           N/A             -16.78%
AIM V.I. Mid Cap Core Equity                                  09/10/01          -12.13%           N/A              -4.67%
Alger American Growth                                          1/9/89           -33.66%         -1.05%              8.10%
Alger American Leveraged Allcap                               1/25/95           -34.57%          2.23%             12.43%
Alger American MidCap Growth                                   5/3/93           -30.24%          3.28%             11.42%
Alger American Small Capitalization                           9/21/88           -26.96%         -9.81%              0.29%
American Century VP Growth & Income                           10/30/97          -20.17%         -1.24%              0.21%
American Century VP International                              5/1/94           -21.17%         -2.76%              4.11%
American Century VP Value                                      5/1/96           -13.49%          2.86%             10.97%
Choice VIT Market Neutral                                     05/01/03             N/A            N/A                N/A
CST 20 Focus                                                   5/1/00           -52.88%           N/A             -44.02%
CST Balanced                                                   5/3/93           -13.77%          3.69%              9.58%
CST Equity                                                    12/3/65           -13.97%          5.92%             12.36%
CST Fixed Income                                               5/3/93             3.91%          4.99%              5.61%
CST Government Securities                                      5/3/93             8.24%          5.19%              4.86%
CST High Yield                                                 5/1/00             4.41%           N/A               3.40%
CST Money Market                                              5/19/81              N/A            N/A                N/A
Dreyfus Disciplined Stock (Initial Shares)                     5/1/96           -23.39%         -3.03%              3.21%
Dreyfus International Value (Initial Shares)                   5/1/96           -13.10%         -0.84%              0.22%
Dreyfus Socially Responsible Growth Fund, Inc. (Initial
Shares)                                                       10/7/93           -29.65%         -4.76%              5.95%
Dreyfus Stock Index Fund (Initial Shares)                     9/29/89           -23.14%         -1.87%              7.44%
Federated High Income Bond (Primary Class)                     3/1/94             0.36%         -1.35%              3.39%
Federated International Equity                                 5/8/95           -23.53%         -1.41%              1.41%
Federated International Small Co.                              5/1/00           -18.31%           N/A             -26.12%
Federated Capital Income (formerly, Federated Utility)        2/10/94           -24.71%         -8.02%              0.68%
First American Large Cap Growth                                5/1/01           -30.83%           N/A             -28.98%
First American MidCap Growth                                   5/1/01           -30.00%           N/A             -27.24%
INVESCO VIF Core Equity (formerly Equity Income)              8/10/94           -19.92%         -0.71%              7.76%
INVESCO VIF Financial Services                                9/20/99           -15.75%           N/A               0.85%
INVESCO VIF Health Sciences                                   7/28/97           -25.20%          4.20%              5.67%
INVESCO VIF High Yield                                        5/27/94            -2.27%         -4.85%              1.90%
INVESCO VIF Real Estate Opportunity                            4/1/98             5.32%           N/A               1.89%
INVESCO VIF Technology                                        7/14/97           -47.38%         -7.39%             -4.50%
INVESCO VIF Telecommunications                                9/20/99           -51.30%           N/A             -33.21%
Janus Aspen Series Growth (Institutional Shares)              9/13/93           -27.24%         -2.57%              5.82%
Janus Aspen Series Growth & Income (Institutional Shares)     05/01/98          -23.04%           N/A               2.12%
Janus Aspen Series International Growth (Institutional
Shares)                                                       05/02/94          -27.03%         -2.30%              5.46%
Janus Aspen Series Mid Cap Growth (formerly, Aggressive
Growth) (Institutional Shares)                                9/13/93           -28.65%         -3.05%              6.18%
Janus Aspen Series Worldwide Growth (Institutional Shares)    9/13/93           -26.24%         -0.35%              9.29%
Lazard Retirement Equity                                      3/18/98           -17.09%           N/A              -2.71%
Lazard Retirement Small Cap                                   11/4/97           -18.50%          2.58%              2.15%
Lord Abbett America's Value                                   05/01/03             N/A            N/A                N/A
Lord Abbett Growth and Income                                 12/11/89          -18.85%          2.10%              7.56%
Neuberger Berman AMT Fasciano                                 11/09/88           -9.59%          0.98%              8.47%
Neuberger Berman AMT Limited Maturity Bond                    9/10/84             4.29%          4.28%              4.43%

                                     TABLE 3
         NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS FOR THE PORTFOLIOS
                             AS OF DECEMBER 31, 2002
                         SURRENDER CHARGES NOT DEDUCTED
                         (TOTAL INSURANCE CHARGES 1.00%)


                                                             PORTFOLIO                                        10 YEAR OR TO
                                                             INCEPTION                                          INCEPTION
                       PORTFOLIO                               DATE             1 YEAR         5 YEAR              DATE
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Midcap Growth                            11/3/97           -30.04%          0.09%              3.18%
Neuberger Berman AMT Partners                                 3/22/94           -24.90%         -4.60%              9.04%
Neuberger Berman AMT Regency                                  05/28/99          -12.57%           N/A               5.04%
PIMCO PVIT Real Return                                        09/30/99           16.26%           N/A              10.99%
PIMCO PVIT Total Return                                       12/31/97            6.30%          4.86%              4.86%
Pioneer Equity Income VCT                                     9/14/99           -16.88%           N/A              -4.80%
Pioneer Europe VCT                                             1/2/01           -19.87%           N/A             -22.12%
Pioneer Fund VCT                                               5/1/00           -20.06%           N/A             -13.09%
Royce Micro-Cap                                               12/27/96          -15.85%         10.63%             12.11%
Royce Small-Cap                                               12/27/96          -15.12%          9.16%             10.42%
Rydex Variable Trust Juno                                     05/01/03             N/A            N/A                N/A
Rydex Variable Trust Medius Mid Cap                           10/01/01          -25.20%           N/A              -4.41%
Rydex Variable Trust Mekors Small Cap                         10/01/01          -36.09%           N/A             -14.51%
Rydex Variable Trust Nova                                      5/7/97           -36.37%         -9.70%             -5.42%
Rydex Variable Trust OTC                                       5/7/97           -39.46%         -2.82%             -1.48%
Rydex Variable Trust Sector Rotation                          05/01/02             N/A            N/A             -32.26%
Rydex Variable Trust Ursa                                     10/30/98           20.43%           N/A               4.30%
Rydex Variable Trust U.S. Government Bond                     08/08/97           13.19%          2.14%              3.81%
Rydex Variable Trust U.S. Government Money Market             11/2/98              N/A            N/A                N/A
Seligman Communications & Info (Class 2)                      10/1/94           -36.87%           N/A             -31.62%
Seligman Global Technology (Class 2)                           5/1/96           -32.47%           N/A             -32.60%
Strong MidCap Growth                                          12/31/96          -38.19%         -3.08%              1.58%
Strong Opportunity                                             5/8/92           -27.55%          1.82%              9.66%
Third Avenue Value                                            09/13/99          -13.19%           N/A              12.35%
Van Eck Worldwide Absolute Return                             05/01/03             N/A            N/A                N/A
Van Eck Worldwide Bond                                         9/1/89            20.45%          3.06%              5.34%
Van Eck Worldwide Emerging Markets                            12/21/95           -3.87%         -7.01%             -3.90%
Van Eck Worldwide Hard Assets                                  9/1/89            -3.81%         -5.08%              5.23%
Van Eck Worldwide Real Estate                                 6/23/97            -5.43%         -0.27%              2.94%
Van Eck Worldwide Ultra Short-Term Income                     05/01/03             N/A            N/A                N/A


                               ANNUITY PROVISIONS

DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT.

When annuity payments commence, the value of the Individual Contract is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each investment medium at the end of the Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Contract with respect to each investment medium as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Contract value. Any portion of the Individual Contract value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.


The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Contract value which is to be applied to provide variable payments by the amount of first monthly payment per $1,000 of value, in accordance with annuity tables contained in the Contract. The annuity tables are based on the Progressive Annuity Table, assuming births in the year 1900. For annuitants whose year of birth is after 1915, an "adjusted age" is used, which is one year less than actual age. The amount of first monthly payment per $1,000 of value varies according to the form of annuity selected, the age of the annuitant (for certain options) and the assumed net performance selected by the Contract Owner. The standard assumed net performance is 3 1/2 percent per annum; however, an alternative 5 percent per annum, or such other rate as Jefferson National may offer, may be selected prior to the commencement of annuity payments.

The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3 1/2 percent rate, would produce a higher first payment but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months were equal to the assumed rate, the annuity payments would be level during that period.

VALUE OF AN ANNUITY UNIT.


At the commencement of the Annuity Period, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Subaccount of the Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the annuity unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant throughout the Annuity Period and is the basis for calculating the amount of the second and subsequent annuity payments.

The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Subaccount for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 3 1/2 percent assumed net investment rate is .99990576; for a 5 percent rate, the daily factor is .99986634.


AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS.


The amounts of second and subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the annuitant for the applicable Subaccount by (ii) the Annuity Unit value for the Subaccount.

If Annuity Units are established for more than one Subaccount, the calculation is made separately and the results are combined to determine the total monthly variable annuity payment.

1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Subaccount. If payments were based on the investment experience of more than one Subaccount, the same procedure would be followed to determine the portion of the monthly payment attributed to each Subaccount.


2. FIRST MONTHLY PAYMENT. Assume that at the date of retirement there are 40,000 Accumulation Units credited under a particular Individual Contract and that the value of an Accumulation Unit for the Valuation Period immediately prior to retirement was $1.40000000; this produces a total value for the Individual Contract of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $6.57 per $1,000 of value applied; the first monthly payment to the Annuitant would thus be 56 multiplied by $6.57, or $367.92.

Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the
Participant: $367.92 /$1.30000000 produces 283.015 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the Valuation Period immediately preceding the due date of the second monthly payment. This is multiplied by .99713732 to neutralize the assumed net investment rate of 3 1/2 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00710869. This is then multiplied by the Annuity

Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30924130.

The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 283.015 times $1.30924130 produces a payment of $370.53.


                              INDEPENDENT AUDITORS

The financial statements included in this Statement of Additional Information of Jefferson National Life Annuity Contract C and Conseco Variable Insurance Company have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports as stated in their opinions given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 5 Times Square, New York, NY 10036.





                                  DISTRIBUTION





Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

Conseco Equity Sales, Inc. (CES), acted as the distributor of the contracts prior to May 1, 2003. For the past three fiscal years of the Separate Account, CES was paid no underwriting commissions.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.


If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                           EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the Conseco Series Trust, and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the subaccount assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of Conseco Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity subaccount, Fixed Income subaccount and Money Market subaccount of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of Conseco Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination (See "Variable Account"), Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of Conseco Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding subaccounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Currently, the Mortality and Expense Risk charge for the Conseco Series Trust's Equity, Fixed Income, and Money Market subaccounts are equal to .64%, .74% and .99%, respectively.

Accordingly, Jefferson National will reimburse the appropriate subaccount of the Variable Account an amount that represents the difference between the investment management fees charged to the Variable Account or the Annuity Fund, as applicable, prior to the Combination and the amount of such fees charged to Conseco Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of Conseco Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if Conseco Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.


                              FINANCIAL STATEMENTS

The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

CONSECO VARIABLE INSURANCE COMPANY

Annual Report
to Contract Owners
December 31, 2002

                                              Conseco Variable Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 2002

=====================================================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT C                                                                               PAGE
Statement of Assets and Liabilities as of December 31, 2002...................................................      2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2002.........      6
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2001.........     15
Notes to Financial Statements.................................................................................     25
Report of Independent Auditors................................................................................     35

CONSECO VARIABLE ANNUITY ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

=========================================================================================================================
                                                                            SHARES            COST                VALUE
-------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
      Growth Portfolio ..................................................   55,544.7      $  2,330,860        $ 1,368,066
      Leveraged AllCap Portfolio ........................................  138,662.7         6,357,552          2,891,116
      MidCap Growth Portfolio............................................   50,522.2           845,414            629,001
      Small Capitalization Portfolio.....................................   73,427.2         1,325,479            896,547
   Alliance Variable Products Series Fund, Inc.:
      Growth and Income Portfolio .......................................       46.7               849                776
   American Century Variable Portfolios, Inc:
      Income and Growth Fund.............................................   21,154.9           113,190            109,159
      International Fund.................................................   39,755.6           209,841            207,127
      Value Fund  .......................................................  154,256.1         1,054,269            944,047
   Berger Institutional Products Trust:
      Growth Fund .......................................................   32,689.7           518,751            203,984
      International Fund.................................................    1,080.3             9,663              7,832
      Large Cap Growth Fund..............................................   44,913.3           898,720            500,783
      Small Company Growth Fund..........................................   33,014.0           475,608            238,361
   Conseco Series Trust:
      Balanced Portfolio.................................................1,036,313.9        14,131,133         10,622,218
      Conseco 20 Focus Portfolio.........................................    6,517.1            15,088             14,207
      Equity Portfolio...................................................6,552,772.4       141,106,737         97,767,363
      Fixed Income Portfolio.............................................  958,603.3         9,356,484          9,260,108
      Government Securities Portfolio....................................   80,893.3           970,292            973,955
      High Yield Portfolio...............................................    8,452.6            73,486             74,889
      Money Market Portfolio.............................................3,842,598.2         3,842,598          3,842,597
   The Dreyfus Socially Responsible Growth Fund, Inc.....................  124,610.9         3,967,708          2,355,146
   Dreyfus Stock Index Fund..............................................  481,318.6        15,824,707         10,815,225
   Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio........................................    7,739.7           134,132            124,144
      International Value Portfolio......................................    7,385.7            89,029             74,152
   Federated Insurance Series:
      High Income Bond Fund II...........................................   51,506.1           366,920            364,664
      International Equity Fund II.......................................   18,405.4           201,285            161,783
      Utility Fund II....................................................   38,210.2           355,933            287,340
   First American Insurance Portfolios:
      Large Cap Growth Portfolio.........................................      121.8               508                488
      Mid Cap Growth Portfolio...........................................    3,858.7            21,667             21,146
   Invesco Variable Investment Funds, Inc:
      Core Equity Fund...................................................    7,014.2           109,089            103,599
      Financial Services Fund............................................      412.5             4,434              4,331
      Health Sciences Fund...............................................    1,709.9            26,809             23,511
      High Yield Fund....................................................    2,894.1            21,489             19,477
      Real Estate Opportunity Fund.......................................    8,501.5            89,255             89,180
      Technology Fund....................................................       25.4               397                208
   Janus Aspen Series:
      Aggressive Growth Portfolio........................................  296,115.8        13,213,428          4,690,474
      Growth Portfolio...................................................  338,911.4         9,424,465          4,951,496
      Worldwide Growth Portfolio.........................................  580,378.3        22,327,043         12,216,964
   Lazard Retirement Series, Inc:
      Equity Portfolio...................................................    4,060.7            38,151             31,877
      Small Cap Portfolio................................................   28,897.5           355,280            309,781
   Lord Abbett Series Fund, Inc:
      Growth and Income Portfolio........................................   35,893.6           751,082            675,876
   Neuberger Berman Advisers Management Trust:
      Limited Maturity Bond Portfolio....................................    9,228.3           122,647            124,582
      Midcap Growth Portfolio............................................       40.6               514                487
      Partners Portfolio.................................................   19,728.0           282,276            224,899

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2002

===================================================================================================================
                                                                       SHARES            COST                VALUE
-------------------------------------------------------------------------------------------------------------------
   Investments in portfolio shares, at net asset value: (continued)
   Pioneer Variable Contracts Trust, Class II Shares:
      Equity Income Portfolio.......................................   9,101.0         $ 171,384         $  138,153
      Fund Portfolio................................................   4,486.2            87,085             68,414
   Rydex Variable Trust:
      Nova Fund   ..................................................   2,924.4            16,323             15,149
      OTC Fund    ..................................................  30,202.4           401,711            273,332
      U.S. Government Money Market Fund.............................   1,062.9             1,063              1,063
   Seligman Portfolios, Inc.:
      Communications and Information Portfolio......................  14,669.4           206,679            117,209
      Global Technology Portfolio...................................   8,749.6            92,844             77,171
   Strong Variable Insurance Funds, Inc:
      Mid Cap Growth Fund II........................................  46,955.8           872,610            480,358
   Strong Opportunity Fund II, Inc..................................  53,192.6           940,821            737,781
   Van Eck Worldwide Insurance Trust:
      Worldwide Bond Fund...........................................  20,307.2           217,683            232,720
      Worldwide Emerging Markets Fund...............................   9,726.2            80,243             76,740
      Worldwide Hard Assets Fund....................................   9,587.5           105,094             98,751
      Worldwide Real Estate Fund....................................   4,432.3            48,045             44,633
-------------------------------------------------------------------------------------------------------------------
               Total investments in portfolio shares............................................        170,584,440
===================================================================================================================
   RECEIVABLES:
   Amounts due from Conseco Variable Insurance Company..........................................             46,987
===================================================================================================================
               Total assets.....................................................................       $170,631,427
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2002

=========================================================================================================================
                                                                           UNITS            UNIT VALUE             VALUE
-------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
   The Alger American Fund:
      Growth Portfolio.................................................  1,197,573.7         $1.142365        $ 1,368,066
      Leveraged AllCap Portfolio.......................................  1,321,633.5          2.070659          2,736,652
      MidCap Growth Portfolio..........................................    446,395.4          1.409067            629,001
      Small Capitalization Portfolio...................................  1,081,268.3          0.829162            896,547
   Alliance Variable Products Series Fund, Inc.:
      Growth and Income Portfolio......................................        978.5          0.792846                776
   American Century Variable Portfolios, Inc:
      Income and Growth Fund...........................................    134,358.4          0.812447            109,159
      International Fund...............................................    217,435.4          0.952589            207,127
      Value Fund  .....................................................    667,068.0          1.415219            944,047
   Berger Institutional Products Trust:
      Growth Fund .....................................................    324,203.2          0.629185            203,984
      International Fund...............................................      9,845.1          0.795562              7,832
      Large Cap Growth Fund............................................    490,773.3          1.020396            500,783
      Small Company Growth Fund........................................    296,503.9          0.803905            238,361
   Conseco Series Trust:
      Balanced Portfolio...............................................  4,287,817.1          2.434153         10,437,203
      Conseco 20 Focus Portfolio.......................................     66,825.5          0.212602             14,207
      Equity Portfolio
         Qualified.....................................................  3,332,246.4         28.196150         93,956,519
         Nonqualified..................................................     83,791.9         22.319650          1,870,206
      Fixed Income Portfolio
         Qualified.....................................................  1,277,269.9          6.946263          8,872,253
         Nonqualified .................................................     40,572.7          6.674124            270,787
      Government Securities Portfolio..................................    599,973.0          1.623332            973,955
      High Yield  .....................................................     68,502.9          1.093231             74,889
      Money Market Portfolio
         Qualified ....................................................  1,150,981.0          3.178219          3,658,070
         Nonqualified .................................................     52,023.0          3.178217            165,340
   The Dreyfus Socially Responsible Growth Fund, Inc...................  1,648,448.2          1.407520          2,320,224
   Dreyfus Stock Index Fund............................................  6,282,169.1          1.685602         10,589,234
   Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio......................................    166,443.4          0.745865            124,144
      International Value Portfolio....................................     87,173.5          0.850626             74,152
   Federated Insurance Series:
      High Income Bond Fund II.........................................    280,937.4          1.274729            358,119
      International Equity Fund II.....................................    144,533.7          1.119346            161,783
      Utility Fund II..................................................    275,084.4          1.026079            282,258
   First American Insurance Portfolios:
      Large Cap Growth Portfolio.......................................        849.5          0.574880                488
      Mid Cap Growth Portfolio.........................................     35,472.1          0.596117             21,146
   Invesco Variable Investment Funds, Inc:
      Core Equity Fund.................................................    117,823.9          0.879270            103,599
      Financial Services Fund..........................................      5,291.1          0.818635              4,331
   Health Sciences Fund................................................     30,656.7          0.766922             23,511
      High Yield Fund..................................................     26,264.4          0.741574             19,477
      Real Estate Opportunity Fund.....................................     83,537.3          1.067553             89,180
      Technology Fund..................................................        543.5          0.381844                208
   Janus Aspen Series:
      Aggressive Growth Portfolio......................................  3,593,852.3          1.295766          4,656,792
      Growth Portfolio.................................................  3,348,500.2          1.464352          4,903,383
      Worldwide Growth Portfolio.......................................  6,526,170.4          1.843072         12,028,202

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2002

=============================================================================================================================
                                                                                      UNITS         UNIT VALUE        VALUE
-----------------------------------------------------------------------------------------------------------------------------
   Contract owners' deferred annuity reserves: (continued)
   Lazard Retirement Series, Inc:
      Equity Portfolio..............................................................   37,445.4      $0.851283       $ 31,877
      Small Cap Portfolio...........................................................  302,501.0       1.024065        309,781
   Lord Abbett Series Fund, Inc:
      Growth and Income Portfolio...................................................  675,787.4       1.000131        675,876
   Neuberger Berman Advisers Management Trust:
      Limited Maturity Bond Portfolio...............................................   96,604.0       1.289618        124,582
      Midcap Growth Portfolio.......................................................      805.6       0.603960            487
      Partners Portfolio............................................................  228,991.6       0.982128        224,899
   Pioneer Variable Contracts Trust:
      Equity Income Portfolio.......................................................  180,822.1       0.764028        138,153
      Fund Portfolio................................................................   97,228.9       0.703640         68,414
   Rydex Variable Trust:
      Nova Fund   ..................................................................    2,073.3       7.306522         15,149
      OTC Fund    ..................................................................   29,696.6       9.204137        273,332
      U.S. Government Money Market Fund.............................................    1,061.4       1.001359          1,063
   Seligman Portfolios, Inc.:
      Communications and Information Portfolio......................................  321,186.2       0.364924        117,209
      Global Technology Portfolio...................................................  219,892.2       0.350951         77,171
   Strong Variable Insurance Funds, Inc:
      Mid Cap Growth Fund II........................................................  440,938.6       1.089398        480,358
   Strong Opportunity Fund II, Inc..................................................  546,629.2       1.349692        737,781
   Van Eck Worldwide Insurance Trust:
      Worldwide Bond Fund...........................................................  190,656.1       1.220626        232,720
      Worldwide Emerging Markets Fund...............................................  136,663.7       0.561524         76,740
      Worldwide Hard Assets Fund....................................................  104,338.9       0.946449         98,751
      Worldwide Real Estate Fund....................................................   46,514.3       0.959558         44,633
------------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' deferred annuity reserves.............................   $167,624,971
==============================================================================================================================

                                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
      The Alger American Fund:
         Leveraged AllCap Portfolio.....................................................................            154,005
      Conseco Series Trust:
         Balanced Portfolio.............................................................................            192,975
         Equity Income Portfolio
            Qualified...................................................................................          1,923,835
            Nonqualified................................................................................             18,355
         Fixed Income Portfolio
            Qualified...................................................................................            117,015
         Money Market Portfolio
            Qualified...................................................................................             19,192
      The Dreyfus Socially Responsible Growth Fund, Inc ................................................             32,932
      Dreyfus Stock Index Fund .........................................................................            221,519
      Federated Insurance Series:
         High Income Bond Fund II.......................................................................              6,636
         Utility Fund II................................................................................              5,082
      Janus Aspen Series:
         Aggressive Growth Portfolio....................................................................             33,740
         Growth Portfolio...............................................................................             88,167
         Worldwide Growth Portfolio.....................................................................            193,003
---------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' annuity payment reserves........................          3,006,456
---------------------------------------------------------------------------------------------------------------------------
               Net assets...............................................................................       $170,631,427
===========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                                                                          ALLIANCE
                                                                                                                          VARIABLE
                                                                                                                          PRODUCTS
                                                                                  THE ALGER AMERICAN FUNDS                 SERIES
                                                                -------------------------------------------------------  -----------
                                                                                LEVERAGED     MIDCAP          SMALL      GROWTH AND
                                                                  GROWTH         ALLCAP       GROWTH     CAPITALIZATION    INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....... $       833   $       337   $      --    $        --   $     42
Expenses:
   Mortality and expense risk fees .............................      20,580        41,375       7,918         12,437         49
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........................     (19,747)      (41,038)     (7,918)       (12,437)        (7)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
      in portfolio shares:
   Net realized gains (losses) on sales
      of investments in portfolio shares .......................  (1,094,540)   (1,059,779)   (278,042)    (1,004,573)    (1,452)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .....................          --            --          --             --         --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................          --            --          --             --        216
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
      in portfolio shares ......................................  (1,094,540)   (1,059,779)   (278,042)    (1,004,573)    (1,236)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................     247,351      (703,402)    (12,160)       589,427       (253)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .... $  (866,936)  $(1,804,219)  $(298,120)   $  (427,583)  $ (1,496)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                       ALLIANCE
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                                  THE ALGER AMERICAN FUNDS              SERIES
--------------------------------------------------------------------------------------------------------------------  ------------
                                                                                LEVERAGED    MIDCAP         SMALL     GROWTH AND
                                                                 GROWTH          ALLCAP      GROWTH    CAPITALIZATION   INCOME
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $ (19,747)   $    (41,038)  $  (7,918)  $   (12,437)   $     (7)
   Net realized gain (loss) on investments
      in portfolio shares ...................................  (1,094,540)     (1,059,779)   (278,042)   (1,004,573)     (1,236)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .....................     247,351        (703,402)    (12,160)      589,427        (253)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .    (866,936)     (1,804,219)   (298,120)     (427,583)     (1,496)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ...........................     305,549         499,603     168,597       168,609         575
   Contract redemptions .....................................    (760,872)       (969,607)   (147,901)     (373,645)     (5,838)
   Net transfers ............................................    (327,940)       (378,853)     76,995       (68,242)         --
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
               from contract owners' transactions ...........    (783,263)       (848,857)     97,691      (273,278)     (5,263)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............  (1,650,199)     (2,653,076)   (200,429)     (700,861)     (6,759)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................   3,018,265       5,543,733     829,430     1,597,408       7,535
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................... $ 1,368,066    $  2,890,657   $ 629,001   $   896,547    $    776
===================================================================================================================================

a) For the period 01/01/02  through  04/30/02  (termination of fund).

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                                                                                        CONSECO
                                                                                                                        SERIES
              AMERICAN CENTURY                                                                                           TRUST
             VARIABLE PORTFOLIOS                              BERGER INSTITUTIONAL PRODUCTS TRUST                      PORTFOLIOS
----------------------------------------    ------------------------------------------------------------------------  ------------
                                                                                                           SMALL
 INCOME AND                                                                 LARGE CAP        NEW          COMPANY
   GROWTH      INTERNATIONAL      VALUE        GROWTH     INTERNATIONAL      GROWTH      GENERATION(a)     GROWTH      BALANCED
----------------------------------------------------------------------------------------------------------------------------------
$     2,137    $     1,530    $    74,297    $        --   $       302    $     8,407    $        --    $      --     $   427,096
      1,903          2,153         11,138          3,592           165          7,637            185          4,429       141,302
----------------------------------------------------------------------------------------------------------------------------------
        234           (623)          (692)        (3,592)          137            770           (185)        (4,429)      285,794
----------------------------------------------------------------------------------------------------------------------------------
    (98,858)       (56,636)       (66,946)      (156,223)       (5,046)      (436,179)       (66,418)      (491,378)   (1,149,159)

       --             --           63,851           --            --             --             --             --            --
       --             --            3,741           --            --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
    (98,858)       (56,636)           646       (156,223)       (5,046)      (436,179)       (66,418)      (491,378)   (1,149,159)
----------------------------------------------------------------------------------------------------------------------------------
     28,526          7,483       (190,555)       (26,479)        1,388         85,985         52,934        165,552    (1,251,046)
----------------------------------------------------------------------------------------------------------------------------------
$   (70,098)   $   (49,776)   $  (190,601)   $  (186,294)  $    (3,521)   $  (349,424)   $   (13,669)   $  (330,255)  $(2,114,411)
==================================================================================================================================

==================================================================================================================================

                                                                                                                        CONSECO
                                                                                                                        SERIES
              AMERICAN CENTURY                                                                                           TRUST
             VARIABLE PORTFOLIOS                              BERGER INSTITUTIONAL PRODUCTS TRUST                      PORTFOLIOS
----------------------------------------    ------------------------------------------------------------------------  ------------
                                                                                                           SMALL
 INCOME AND                                                                 LARGE CAP        NEW          COMPANY
   GROWTH      INTERNATIONAL      VALUE        GROWTH     INTERNATIONAL      GROWTH      GENERATION (a)    GROWTH      BALANCED
----------------------------------------------------------------------------------------------------------------------------------
$       234    $      (623)   $      (692)   $    (3,592)  $      137     $       770    $      (185)   $    (4,429)  $   285,794
    (98,858)       (56,636)           646       (156,223)       (5,046)      (436,179)       (66,418)      (491,378)   (1,149,159)
     28,526          7,483       (190,555)       (26,479)        1,388         85,985         52,934        165,552    (1,251,046)
----------------------------------------------------------------------------------------------------------------------------------
    (70,098)       (49,776)      (190,601)      (186,294)       (3,521)      (349,424)       (13,669)      (330,255)   (2,114,411)
----------------------------------------------------------------------------------------------------------------------------------
     15,073         42,199        278,303         65,903         1,950        141,233          4,372         55,427     1,663,486
   (100,099)       (22,998)      (272,916)      (163,205)           --       (245,141)        (2,969)      (112,856)   (3,327,836)
     33,167         21,802        112,497        (22,488)         (337)      (135,577)       (62,432)      (103,916)   (1,139,936)
----------------------------------------------------------------------------------------------------------------------------------
    (51,859)        41,003        117,884       (119,790)        1,613       (239,485)       (61,029)      (161,345)   (2,804,286)
----------------------------------------------------------------------------------------------------------------------------------
   (121,957)        (8,773)       (72,717)      (306,084)       (1,908)      (588,909)       (74,698)      (491,600)   (4,918,697)
----------------------------------------------------------------------------------------------------------------------------------
    231,116        215,900      1,016,764        510,068         9,740      1,089,692         74,698        729,961    15,548,875
----------------------------------------------------------------------------------------------------------------------------------
$   109,159    $   207,127    $   944,047    $   203,984   $     7,832    $   500,783    $        --    $   238,361   $10,630,178
==================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2002

==================================================================================================================================

                                                                                CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                     -------------------------------------------------------------
                                                                        CONSECO                      FIXED   GOVERNMENT    HIGH
                                                                       20 FOCUS         EQUITY      INCOME   SECURITIES    YIELD
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............. $     --  $    378,652   $  655,185   $  30,300   $ 3,728
Expenses:
   Mortality and expense risk fees ....................................      415       853,245       82,838       7,750       367
---------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .................................     (415)     (474,593)     653,573      22,550     3,361
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .............................................  (78,918)  (13,905,702)    (186,032)     23,112    (6,061)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ............................       --            --       81,226      18,386        --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .................................       --            --           --       2,079        --
---------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .....  (78,918)  (13,905,702)    (104,808)     43,577    (6,061)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ................................................   46,434    (4,779,077)    (101,370)     (7,027)    3,782
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........... $(32,899) $(19,159,372)  $  366,171   $  59,100   $ 1,082
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2002

===================================================================================================================================

                                                                                   CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                        -----------------------------------------------------------
                                                                          CONSECO                   FIXED     GOVERNMENT    HIGH
                                                                         20 FOCUS     EQUITY        INCOME    SECURITIES    YIELD
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................................... $   (415) $   (474,593)  $  572,347   $  22,550  $  3,361
   Net realized gain (loss) on investments in portfolio shares ........  (78,918)  (13,905,702)    (104,806)     43,577    (6,061)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..................................   46,434    (4,779,077)    (101,370)     (7,027)    3,782
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...........  (32,899)  (19,159,372)     366,171      59,100     1,082
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .....................................   12,319     5,859,622      731,883      96,953     9,435
   Contract redemptions ...............................................  (10,728)  (41,527,300)  (4,419,900)   (411,169)   (4,946)
   Net transfers ......................................................  (23,094)   (5,298,621)     149,827     558,504    41,427
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
               from contract owners' transactions .....................  (21,503)  (40,966,299)  (3,538,190)    244,288    45,916
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........................  (54,402)  (60,125,671)  (3,172,019)    303,388    46,998
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................................   68,609   157,894,586   12,432,074     670,567    27,891
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................................... $ 14,207  $ 97,768,915   $9,260,055   $ 973,955  $ 74,889
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


==================================================================================================================================

    CONSECO                                                                                                              FIRST
  SERIES TRUST                                                                                                          AMERICAN
   PORTFOLIOS                                      DREYFUS VARIABLE                                                    INSURANCE
   (CONTINUED)                                     INVESTMENT FUNDS                FEDERATED INSURANCE SERIES          PORTFOLIOS
 --------------                               ---------------------------    ---------------------------------------   -----------
                 DREYFUS
                SOCIALLY        DREYFUS                                      HIGH
      MONEY    RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     INCOME     INTERNATIONAL                 LARGE CAP
      MARKET     GROWTH          INDEX          STOCK          VALUE         BOND II      EQUITY II      UTILITY II    GROWTH
---------------------------------------------------------------------------------------------------------------------------------
$    66,486   $     6,334    $   188,277   $       990    $       733    $    59,132    $        --    $    18,250     $     --
     52,254        30,896        146,216         1,773            753          6,043          2,570          3,352            2
--------------------------------------------------------------------------------------------------------------------------------
     14,232       (24,562)        42,061          (783)           (20)        53,089         (2,570)        14,898           (2)
--------------------------------------------------------------------------------------------------------------------------------
         --      (634,327)    (2,159,408)      (71,760)       (14,304)      (151,767)      (214,586)      (138,793)         (41)

         --            --             --            --             --             --             --             --           --
         --            --             --            --             --             --             --             --           --
--------------------------------------------------------------------------------------------------------------------------------
         --      (634,327)    (2,159,408)      (71,760)       (14,304)      (151,767)      (214,586)      (138,793)         (41)
--------------------------------------------------------------------------------------------------------------------------------
         --      (458,591)    (1,882,467)        5,577         (8,765)        87,759        155,455         25,966          (19)
--------------------------------------------------------------------------------------------------------------------------------
$    14,232   $(1,117,480)   $(3,999,814)  $   (66,966)   $   (23,089)   $   (10,919)   $   (61,701)   $   (97,929)    $    (62)
=================================================================================================================================


=================================================================================================================================

  CONSECO                                                                                                                FIRST
SERIES TRUST                                                                                                           AMERICAN
 PORTFOLIOS                                        DREYFUS VARIABLE                                                   INSURANCE
 (CONTINUED)                                       INVESTMENT FUNDS                FEDERATED INSURANCE SERIES         PORTFOLIOS
--------------                                --------------------------   ----------------------------------------   -----------
                  DREYFUS
                  SOCIALLY       DREYFUS                                   HIGH
     MONEY      RESPONSIBLE       STOCK       DISCIPLINED  INTERNATIONAL   INCOME      INTERNATIONAL                  LARGE CAP
    MARKET        GROWTH          INDEX          STOCK         VALUE       BOND II       EQUITY II       UTILITY II    GROWTH
---------------------------------------------------------------------------------------------------------------------------------
$     14,232  $    (24,562)   $     42,061    $    (783)   $      (20)   $   53,089    $     (2,570)   $     14,898   $     (2)
          --      (634,327)     (2,159,408)     (71,760)      (14,304)     (151,767)       (214,586)       (138,793)       (41)
          --      (458,591)     (1,882,467)       5,577        (8,765)       87,759         155,455          25,966        (19)
---------------------------------------------------------------------------------------------------------------------------------
      14,232    (1,117,480)     (3,999,814)     (66,966)      (23,089)      (10,919)        (61,701)        (97,929)       (62)
---------------------------------------------------------------------------------------------------------------------------------
     281,715       504,105       1,705,379       19,399         3,073        64,341          35,176          32,287        559
  (3,330,709)     (759,353)     (5,233,694)     (53,464)      (41,303)     (444,428)        (59,175)       (176,074)      (124)
   1,259,917      (180,840)       (181,525)     (83,992)       83,889       169,375         (92,376)         88,399        115
---------------------------------------------------------------------------------------------------------------------------------
  (1,789,077)     (436,088)     (3,709,840)    (118,057)       45,659      (210,712)       (116,375)        (55,388)       550
---------------------------------------------------------------------------------------------------------------------------------
  (1,774,845)   (1,553,568)     (7,709,654)    (185,023)       22,570      (221,631)       (178,076)       (153,317)       488
---------------------------------------------------------------------------------------------------------------------------------
   5,617,447     3,906,724      18,520,407      309,167        51,582       586,386         339,859         440,657         --
---------------------------------------------------------------------------------------------------------------------------------
$  3,842,602  $  2,353,156    $ 10,810,753    $ 124,144    $   74,152    $  364,755    $    161,783    $    287,340   $    488
=================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                            FIRST
                                                                          AMERICAN
                                                                          INSURANCE
                                                                         PORTFOLIOS
                                                                         (CONTINUED)         INVESCO VARIABLE INVESTMENT FUNDS
                                                                        ------------   ---------------------------------------------
                                                                           MID CAP      CORE      FINANCIAL     HEALTH
                                                                           GROWTH      EQUITY     SERVICES     SCIENCES  HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .................$   --      $  1,787    $     28    $   --      $  2,094
Expenses:
   Mortality and expense risk fees .......................................      15       1,263          26         148         535
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................................     (15)        524           2        (148)      1,559
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio shares      (6)    (36,758)        (74)       (158)    (29,909)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............................      --          --          --          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ....................................      --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ........      (6)    (36,758)        (74)       (158)    (29,909)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...................................................    (521)     (9,602)       (116)     (3,335)     23,331
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..............$   (542)   $(45,836)   $   (188)   $ (3,641)   $ (5,019)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                            FIRST
                                                                          AMERICAN
                                                                          INSURANCE
                                                                         PORTFOLIOS
                                                                         (CONTINUED)         INVESCO VARIABLE INVESTMENT FUNDS
                                                                        ------------   ---------------------------------------------
                                                                           MID CAP      CORE      FINANCIAL     HEALTH
                                                                           GROWTH      EQUITY     SERVICES     SCIENCES  HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $     (15)   $     524   $       2   $    (148) $   1,559
   Net realized gain (loss) on investments in portfolio shares .......          (6)     (36,758)        (74)       (158)   (29,909)
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................        (521)      (9,602)       (116)     (3,335)    23,331
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..........        (542)     (45,836)       (188)     (3,641)    (5,019)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ....................................         277       17,743       1,298      10,743      6,962
   Contract redemptions ..............................................         (10)      (3,272)     (4,116)     (1,288)   (35,021)
   Net transfers .....................................................      21,421       42,270       6,808      12,713    (21,673)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
               from contract owners' transactions ....................      21,688       56,741       3,990      22,168    (49,732)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................      21,146       10,905       3,802      18,527    (54,751)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................          --       92,694         529       4,984     74,228
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................................   $  21,146    $ 103,599   $   4,331   $  23,511  $  19,477
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                               LAZARD RETIREMENT
INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)       JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
--------------------------------------------- ------------------------------------------   --------------------------
                                                                                                                           LORD
                                                                                                                          ABBETT
                                                                                                                          SERIES
                                                                                                                           FUND
REAL ESTATE                      TELE-        AGGRESSIVE                    WORLDWIDE                                     GROWTH
OPPORTUNITY     TECHNOLOGY   COMMUNICATIONS     GROWTH         GROWTH         GROWTH        EQUITY         SMALL CAP    AND INCOME
------------------------------------------------------------------------------------------------------------------------------------

$       971    $        --    $        --    $        --    $        --    $   142,591    $        21    $     1,845    $     3,970
        371              3             --         56,140         65,141        169,153            321          3,460          5,307
------------------------------------------------------------------------------------------------------------------------------------
        600             (3)            --        (56,140)       (65,141)       (26,562)          (300)        (1,615)        (1,337)
------------------------------------------------------------------------------------------------------------------------------------
     (1,974)           (36)           (54)    (3,034,637)    (1,370,581)      (780,198)        (4,658)       (32,929)       (24,675)

         --             --             --             --             --             --             --          1,845             --
         --             --             --             --             --             --             --             --             89
------------------------------------------------------------------------------------------------------------------------------------
     (1,974)           (36)           (54)    (3,034,637)    (1,370,581)      (780,198)        (4,658)       (31,084)       (24,586)
------------------------------------------------------------------------------------------------------------------------------------
        (74)          (190)            --      1,033,047       (653,280)    (4,495,278)        (1,200)       (50,660)       (79,151)
------------------------------------------------------------------------------------------------------------------------------------
$    (1,448)   $      (229)   $       (54)   $(2,057,730)   $(2,089,002)   $(5,302,038)   $    (6,158)   $   (85,204)   $  (105,074)
====================================================================================================================================


====================================================================================================================================

                                                                                               LAZARD RETIREMENT
INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)       JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
--------------------------------------------- ------------------------------------------   --------------------------
                                                                                                                           LORD
                                                                                                                          ABBETT
                                                                                                                          SERIES
                                                                                                                           FUND
REAL ESTATE                      TELE-        AGGRESSIVE                       WORLDWIDE                                  GROWTH
OPPORTUNITY     TECHNOLOGY   COMMUNICATIONS     GROWTH         GROWTH           GROWTH          EQUITY      SMALL CAP   AND INCOME
------------------------------------------------------------------------------------------------------------------------------------

$        600    $      (3)      $      --    $    (56,140)   $    (65,141)   $    (26,562)   $      (300)   $   (3,460)   $  (1,337)
      (1,974)         (36)            (54)     (3,034,637)     (1,370,581)       (780,198)        (4,658)      (31,084)     (24,586)

         (74)        (190)             --       1,033,047        (653,280)     (4,495,278)        (1,200)      (50,660)     (79,151)
------------------------------------------------------------------------------------------------------------------------------------
      (1,448)        (229)            (54)     (2,057,730)     (2,089,002)     (5,302,038)        (6,158)      (85,204)    (105,074)
------------------------------------------------------------------------------------------------------------------------------------

      31,218          (51)            411       1,014,698       1,084,151       2,061,256          2,842       202,972      147,452
          --           --              --      (1,333,398)     (2,117,636)     (4,900,883)           (20)      (31,075)     (72,736)
      59,410          488            (357)       (301,764)       (285,494)     (1,197,133)       (12,087)       66,220      318,886
------------------------------------------------------------------------------------------------------------------------------------

      90,628          437              54        (620,464)     (1,318,979)     (4,036,760)        (9,265)      238,117      393,602
------------------------------------------------------------------------------------------------------------------------------------
      89,180          208              --      (2,678,194)     (3,407,981)     (9,338,798)       (15,423)      152,913      288,528
------------------------------------------------------------------------------------------------------------------------------------
          --           --              --       7,368,726       8,399,531      21,560,003         47,300       156,868      387,348
------------------------------------------------------------------------------------------------------------------------------------
$     89,180    $     208       $      --    $  4,690,532    $  4,991,550    $ 12,221,205    $    31,877    $  309,781    $ 675,876
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                                    NEUBERGER BERMAN
                                                                                   ADVISERS MANAGEMENT             PIONEER VARIABLE
                                                                                    TRUST PORTFOLIOS               CONTRACTS TRUST
                                                                      -----------------------------------------  -------------------
                                                                          LIMITED
                                                                         MATURITY        MIDCAP                     EQUITY
                                                                           BOND          GROWTH        PARTNERS     INCOME   EUROPE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ............  $   4,231     $      --    $    2,390     $ 4,606    $   --
Expenses:
   Mortality and expense risk fees ..................................      1,301            27         3,416       2,262        --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...............................      2,930           (27)       (1,026)      2,344        --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..............................................      2,893        (1,323)      (48,463)    (39,482)       (3)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..........................         --            --            --          --        --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...............................         --            --            --          --        --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ...      2,893        (1,323)      (48,463)    (39,482)       (3)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ..............................................        341           (27)      (38,821)     (6,866)       --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .........  $   6,164     $  (1,377)   $  (88,310)  $ (44,004)   $   (3)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                                   NEUBERGER BERMAN
                                                                                  ADVISERS MANAGEMENT              PIONEER VARIABLE
                                                                                    TRUST PORTFOLIOS               CONTRACTS TRUST
                                                                       ---------------------------------------  --------------------
                                                                          LIMITED
                                                                         MATURITY       MIDCAP                     EQUITY
                                                                           BOND         GROWTH       PARTNERS      INCOME    EUROPE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................................  $   2,930     $     (27)   $   (1,026)   $   2,344   $   --
   Net realized gain (loss) on investments in portfolio shares ......      2,893        (1,323)      (48,463)     (39,482)      (3)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ................................        341           (27)      (38,821)      (6,866)      --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .........      6,164        (1,377)      (88,310)     (44,004)      (3)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ...................................     32,197           542        27,646       10,414       --
   Contract redemptions .............................................   (101,504)          (51)      (52,954)     (91,339)      --
   Net transfers ....................................................    109,673         1,373      (221,065)     (19,634)       3
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
               from contract owners' transactions ...................     40,366         1,864      (246,373)    (100,559)       3
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......................     46,530           487      (334,683)    (144,563)      --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................     78,052            --       559,582      282,716       --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..................................  $ 124,582     $     487    $  224,899    $ 138,153   $   --
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

       PIONEER
      VARIABLE                                                                                           STRONG
      CONTRACTS                                                                                         VARIABLE
        TRUST                                                                                          INSURANCE
     (CONTINUED)           RYDEX VARIABLE TRUST                           SELIGMAN PORTFOLIOS             FUNDS
----------------  -------------------------------------------    ----------------------------------    ----------
                                                     U.S.           COMMUNICATIONS                                        STRONG
                                                 GOVERNMENT              AND               GLOBAL        MID CAP        OPPORTUNITY
    FUND          NOVA            OTC            MONEY MARKET        INFORMATION         TECHNOLOGY      GROWTH II        FUND II
------------------------------------------------------------------------------------------------------------------------------------


  $     621      $  2,485     $       --         $      25           $       --          $      --     $       --      $    3,469

        728           192          3,054                49                1,429                504          7,370           7,947
------------------------------------------------------------------------------------------------------------------------------------
       (107)        2,293         (3,054)              (24)              (1,429)              (504)        (7,370)         (4,478)
------------------------------------------------------------------------------------------------------------------------------------

     (1,362)      (20,554)      (349,825)               --              (79,504)           (28,140)      (553,794)       (185,990)

         --            --             --                --                   --                 --             --              --

         --            --             --                --                   --                 --             --          13,446
------------------------------------------------------------------------------------------------------------------------------------
     (1,362)      (20,554)      (349,825)               --              (79,504)           (28,140)      (553,794)       (172,544)
------------------------------------------------------------------------------------------------------------------------------------

    (14,041)        8,451        187,523                --                8,051             14,501        195,104         (97,165)
------------------------------------------------------------------------------------------------------------------------------------
  $ (15,510)     $ (9,810)    $ (165,356)       $      (24)          $  (72,882)         $ (14,143)    $ (366,060)     $ (274,187)
====================================================================================================================================



====================================================================================================================================

      PIONEER
      VARIABLE                                                                                          STRONG
      CONTRACTS                                                                                         VARIABLE
        TRUST                                                                                          INSURANCE
     (CONTINUED)           RYDEX VARIABLE TRUST                           SELIGMAN PORTFOLIOS            FUNDS
----------------  -------------------------------------------    ----------------------------------    ----------
                                                     U.S.           COMMUNICATIONS                                        STRONG
                                                 GOVERNMENT              AND               GLOBAL        MID CAP        OPPORTUNITY
    FUND          NOVA            OTC            MONEY MARKET        INFORMATION         TECHNOLOGY     GROWTH II         FUND II
------------------------------------------------------------------------------------------------------------------------------------


  $    (107)     $  2,293     $   (3,054)        $     (24)          $   (1,429)         $    (504)    $   (7,370)     $   (4,478)
     (1,362)      (20,554)      (349,825)               --              (79,504)           (28,140)      (553,794)       (172,544)

    (14,041)        8,451        187,523                --                8,051             14,501        195,104         (97,165)
------------------------------------------------------------------------------------------------------------------------------------
    (15,510)       (9,810)      (165,356)              (24)             (72,882)           (14,143)      (366,060)       (274,187)
------------------------------------------------------------------------------------------------------------------------------------

      1,887         2,353         61,677             7,876               17,892              9,607        113,371         159,704
     (3,950)         (968)       (71,055)               --              (25,635)           (20,587)      (154,366)       (208,756)
      8,239         2,375         60,412            (9,106)              23,934             50,221       (154,105)        247,780
------------------------------------------------------------------------------------------------------------------------------------

      6,176         3,760         51,034            (1,230)              16,191             39,241       (195,100)        198,728
------------------------------------------------------------------------------------------------------------------------------------
     (9,334)       (6,050)      (114,322)           (1,254)             (56,691)            25,098       (561,160)        (75,459)
------------------------------------------------------------------------------------------------------------------------------------
     77,748        21,199        387,654             2,317              173,900             52,073      1,041,518         813,240
------------------------------------------------------------------------------------------------------------------------------------
  $  68,414      $ 15,149     $  273,332         $   1,063           $  117,209          $  77,171     $  480,358      $  737,781
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================

                                                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                  ------------------------------------------------


                                                                               EMERGING       HARD         REAL         COMBINED
                                                                     BOND       MARKETS      ASSETS       ESTATE         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........ $      --    $    249    $     851    $    1,289   $   2,030,875
Expenses:
------------------------------------------------------------------------------------------------------------------------------------
   Mortality and expense risk fees ..............................       858         973        1,744           646       1,777,720
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........................      (858)       (724)        (893)          643         253,155
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..........................................     3,493        (250)      10,435        (5,470)    (30,117,802)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ......................        --          --           --            --         165,308
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................        --          --           --            --          19,571
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares     3,493        (250)      10,435        (5,470)    (29,932,923)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................    15,936       2,836      (10,301)       (5,544)    (11,894,643)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..... $  18,571    $  1,862    $    (759)    $ (10,371)  $ (41,574,411)
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002


====================================================================================================================================

                                                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                  ------------------------------------------------

                                                                                 EMERGING       HARD         REAL       COMBINED
                                                                      BOND        MARKETS      ASSETS       ESTATE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................  $    (858)    $    (724)   $    (893)    $    643   $    253,155
   Net realized gain (loss) on investments in portfolio shares .      3,493          (250)      10,435       (5,470)   (29,932,923)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ...........................     15,936         2,836      (10,301)      (5,544)   (11,894,643)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....     18,571         1,862         (759)     (10,371)   (41,574,411)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..............................      8,442        12,581       16,618       13,417     17,845,321
   Contract redemptions ........................................    (10,652)      (50,193)     (46,633)     (23,005)   (72,339,353)
   Net transfers ...............................................    191,336        10,141       23,307       21,802     (6,447,861)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
               from contract owners' transactions ..............    189,126       (27,471)      (6,708)      12,214    (60,941,893)
         Net increase (decrease) in net assets .................    207,697       (25,609)      (7,467)       1,843   (102,516,304)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................     25,023       102,349      106,218       42,790    273,147,731
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .............................  $ 232,720     $  76,740    $  98,751     $ 44,633   $170,631,427
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

Conseco Variable Annuity account C

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                                                           ALLIANCE
                                                                                                                           VARIABLE
                                                                                                                           PRODUCTS
                                                                                        THE ALGER AMERICAN FUNDS            SERIES
                                                                  ------------------------------------------------------------------
                                                                                                                  SMALL   GROWTH AND
                                                                                   LEVERAGED       MIDCAP       CAPITAL-    INCOME
                                                                    GROWTH          ALLCAP         GROWTH       IZATION     (a) (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
       investments in portfolio shares .........................  $     7,123    $         --     $  50,564    $     902    $    --
Expenses:
   Mortality and expense risk fees .............................       30,708          55,557         7,150       17,354         13
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........................      (23,585)        (55,557)       43,414      (16,452)       (13)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .........................................     (221,567)       (213,661)     (166,462)    (844,625)        --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................      386,255         199,070       249,111           --         --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares     164,688         (14,591)       82,649     (844,625)        --
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................     (574,985)     (1,028,628)     (183,836)     123,130        180
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....  $  (433,882)   $ (1,098,776)    $ (57,773)   $(737,947)   $   167
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                                                                                          ALLIANCE
                                                                                                                           VARIABLE
                                                                                                                           PRODUCTS
                                                                                THE ALGER AMERICAN FUNDS                   SERIES
                                                             -----------------------------------------------------------------------
                                                                                                                          GROWTH AND
                                                                              LEVERAGED      MIDCAP          SMALL          INCOME
                                                                GROWTH         ALLCAP        GROWTH      CAPITALIZATION    (a) (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
====================================================================================================================================
   Net investment income (expense) ........................  $   (23,585)  $    (55,557)   $   43,414      $   (16,452)   $    (13)
   Net realized gain (loss) on investments in portfolio
     shares ...............................................      164,688        (14,591)       82,649         (844,625)        --
   Net change in unrealized appreciation (depreciation)
     of  investments in portfolio shares ..................     (574,985)    (1,028,628)     (183,836)         123,130         180
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations     (433,882)    (1,098,776)      (57,773)        (737,947)        167
====================================================================================================================================
Changes from contract owners' transactions:
   Net contract purchase payments .........................      484,314        783,781       224,813          262,344          39
   Contract redemptions ...................................     (272,370)      (538,856)      (53,380)        (230,919)         --
   Net transfers ..........................................       33,843        (57,515)       52,486         (166,342)      7,329
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
               from contract owners' transactions .........      245,787        187,410       223,919         (134,917)      7,368
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............     (188,095)      (911,366)      166,146         (872,864)      7,535
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................    3,206,360      6,455,099       663,284        2,470,272          --
         Net assets, end of period ........................  $ 3,018,265   $  5,543,733    $  829,430      $ 1,597,408    $  7,535
====================================================================================================================================

(a) For the period October 26, 2001 (commencement of operations) to December 31, 2001.
(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Products Series Growth and Income Fund, which is not open to new investors.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

               AMERICAN CENTURY
              VARIABLE PORTFOLIOS                          BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------     -----------------------------------------------------------------------
                                                                                                                     BRINSON SERIES
                                                                                                             SMALL       TRUST
   INCOME AND                                                               LARGE CAP          NEW          COMPANY     GROWTH
     GROWTH     INTERNATIONAL    VALUE         GROWTH     INTERNATIONAL      GROWTH        GENERATION       GROWTH   AND INCOME (b)
------------------------------------------------------------------------------------------------------------------------------------


$     2,409    $      156     $    5,693     $       --    $      102     $     5,492      $       --     $      --     $     608

      2,646         2,088          6,454          5,449            94          11,065             609          7,779           89
------------------------------------------------------------------------------------------------------------------------------------
       (237)       (1,932)          (761)        (5,449)            8          (5,573)           (609)        (7,779)         519
------------------------------------------------------------------------------------------------------------------------------------

    (11,791)     (103,466)        55,580          5,164          (152)         (7,715)        (17,809)       (85,675)      (3,120)

         --        17,249             --             --           669              --              --          7,496        2,270
------------------------------------------------------------------------------------------------------------------------------------
    (11,791)      (86,217)        55,580          5,164           517          (7,715)        (17,809)       (78,179)        (850)
====================================================================================================================================

    (19,368)       17,185         35,991       (239,244)       (2,749)       (324,381)        (24,697)      (250,378)         290
------------------------------------------------------------------------------------------------------------------------------------
$   (31,396)   $  (70,964)    $   90,810     $ (239,529)   $   (2,224)    $  (337,669)     $  (43,115)    $ (336,336)   $     (41)
====================================================================================================================================





====================================================================================================================================


                AMERICAN CENTURY
               VARIABLE PORTFOLIOS                            BERGER INSTITUTIONAL PRODUCTS TRUST
------------------------------------------     ----------------------------------------------------------------------

                                                                                                                     BRINSON SERIES
                                                                                                            SMALL        TRUST
    INCOME AND                                                                LARGE CAP        NEW         COMPANY      GROWTH
      GROWTH     INTERNATIONAL     VALUE        GROWTH      INTERNATIONAL      GROWTH      GENERATION      GROWTH    AND INCOME (b)
------------------------------------------------------------------------------------------------------------------------------------


 $     (237)     $ (1,932)      $     (761)    $  (5,449)      $      8      $   (5,573)    $    (609)   $   (7,779)   $     519
    (11,791)      (86,217)          55,580         5,164            517          (7,715)      (17,809)      (78,179)        (850)

    (19,368)       17,185           35,991      (239,244)        (2,749)       (324,381)      (24,697)     (250,378)         290
------------------------------------------------------------------------------------------------------------------------------------
    (31,396)      (70,964)          90,810      (239,529)        (2,224)       (337,669)      (43,115)     (336,336)         (41)
====================================================================================================================================

     20,058        94,426          185,224        62,060          2,538         264,703        57,378       107,526          439
    (43,759)      (68,300)        (175,928)      (49,332)          (280)       (104,877)         (244)     (163,101)      (4,258)
    (34,285)        2,763          475,915           976           (304)        115,370         4,103        46,777       (7,323)
------------------------------------------------------------------------------------------------------------------------------------
    (57,986)       28,889          485,211        13,704          1,954         275,196        61,237        (8,798)     (11,142)
------------------------------------------------------------------------------------------------------------------------------------
    (89,382)      (42,075)         576,021      (225,825)          (270)        (62,473)       18,122      (345,134)     (11,183)
------------------------------------------------------------------------------------------------------------------------------------
    320,498       257,975          440,743       735,893         10,010       1,152,165        56,576     1,075,095       11,183
------------------------------------------------------------------------------------------------------------------------------------
 $  231,116      $215,900       $1,016,764     $ 510,068       $  9,740      $1,089,692     $  74,698    $  729,961    $      --
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                  CONSECO SERIES TRUST PORTFOLIOS
                                                                -------------------------------------------------------------------

                                                                                 CONSECO                     FIXED     GOVERNMENT
                                                                  BALANCED       20 FOCUS       EQUITY       INCOME    SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
      investments in portfolio shares ........................  $    523,670   $      --    $  1,197,229    $ 694,806    $ 29,525
Expenses:
   Mortality and expense risk fees ...........................       168,285         821       1,122,351       88,022       6,500
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........................       355,385        (821)         74,878      606,784      23,025
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
       portfolio shares ......................................      (323,271)    (47,871)     (7,813,308)     (20,690)     (4,322)
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................            --          --              --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
           shares ............................................      (323,271)    (47,871)     (7,813,308)     (20,690)     (4,322)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ..........................    (1,399,590)     (7,449)    (16,040,199)     298,506      12,795
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations  $ (1,367,476)  $ (56,141)   $(23,778,629)   $ 884,600    $ 31,498
=================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================


                                                                                       CONSECO SERIES TRUST PORTFOLIOS
                                                                ------------------------------------------------------------------

                                                                               CONSECO                      FIXED     GOVERNMENT
                                                                  BALANCED    20 FOCUS       EQUITY        INCOME     SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $   355,385   $   (821)   $     74,878   $   606,784   $   23,025
   Net realized gain (loss) on investments in portfolio shares     (323,271)   (47,871)     (7,813,308)      (20,690)      (4,322)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................   (1,399,590)    (7,449)    (16,040,199)      298,506       12,795
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..   (1,367,476)   (56,141)    (23,778,629)      884,600       31,498
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ............................    1,760,747     19,863       7,383,518       801,707       55,745
   Contract redemptions ......................................   (2,862,259)    (7,317)    (35,495,011)   (2,047,152)     (99,537)
   Net transfers .............................................     (489,383)   (12,557)     (5,710,638)    1,511,943       91,760
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from contract owners' transactions ...............   (1,590,895)       (11)    (33,822,131)      266,498       47,968
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............   (2,958,371)   (56,152)    (57,600,760)    1,151,098       79,466
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................   18,507,246    124,761     215,495,346    11,280,976      591,101
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ........................  $15,548,875   $ 68,609    $157,894,586   $12,432,074   $  670,567
==================================================================================================================================

(a) For the period May 1, 2001 (commencement of operations) to December 31,
    2001.


   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

    CONSECO SERIES
   TRUST PORTFOLIOS                                              DREYFUS VARIABLE
      (CONTINUED)                                                INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
------------------------                                     -------------------------    -----------------------------------------

                                DREYFUS
                               SOCIALLY         DREYFUS                                    HIGH                     INTERNATIONAL
   HIGH          MONEY        RESPONSIBLE        STOCK       DISCIPLINED  INTERNATIONAL   INCOME     INTERNATIONAL      SMALL
   YIELD        MARKET          GROWTH           INDEX          STOCK         VALUE       BOND II      EQUITY II    COMPANY II (a)
-----------------------------------------------------------------------------------------------------------------------------------


$    2,603     $ 237,840     $     2,794     $   213,890      $   1,327      $    683     $ 61,740      $ 23,248       $      --

       222        60,399          42,989         197,614          2,505           453        6,024         4,196              --
-----------------------------------------------------------------------------------------------------------------------------------
     2,381       177,441         (40,195)         16,276         (1,178)          230       55,716        19,052              --
-----------------------------------------------------------------------------------------------------------------------------------

       109            --        (110,889)        227,690        (56,023)       (2,874)     (58,659)     (102,153)             --

        --            --              --          97,347             --            --           --        29,963              --
-----------------------------------------------------------------------------------------------------------------------------------
       109            --        (110,889)        325,037        (56,023)       (2,874)     (58,659)      (72,190)             --
-----------------------------------------------------------------------------------------------------------------------------------

    (2,387)           --      (1,061,915)     (3,293,681)        20,311        (3,361)          (8)     (105,531)             --
-----------------------------------------------------------------------------------------------------------------------------------
$      103    $  177,441     $(1,212,999)    $(2,952,368)     $ (36,890)     $ (6,005)    $ (2,951)    $(158,669)      $      --
===================================================================================================================================




===================================================================================================================================

    CONSECO SERIES
   TRUST PORTFOLIOS                                              DREYFUS VARIABLE
      (CONTINUED)                                                INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
------------------------                                     -------------------------    -----------------------------------------

                                DREYFUS
                               SOCIALLY         DREYFUS                                    HIGH                     INTERNATIONAL
   HIGH          MONEY        RESPONSIBLE        STOCK       DISCIPLINED  INTERNATIONAL   INCOME     INTERNATIONAL      SMALL
   YIELD        MARKET          GROWTH           INDEX          STOCK         VALUE       BOND II      EQUITY II    COMPANY II (a)
-----------------------------------------------------------------------------------------------------------------------------------


$    2,381     $  177,441    $   (40,195)    $    16,276     $   (1,178)     $    230     $  55,716     $   19,052     $      --
       109             --       (110,889)        325,037        (56,023)       (2,874)      (58,659)       (72,190)           --

    (2,387)            --     (1,061,915)     (3,293,681)        20,311        (3,361)           (8)      (105,531)           --
-----------------------------------------------------------------------------------------------------------------------------------
       103        177,441     (1,212,999)     (2,952,368)       (36,890)       (6,005)       (2,951)      (158,669)           --
-----------------------------------------------------------------------------------------------------------------------------------

     4,733        732,925        802,421       2,752,267         37,441         5,167        88,856         42,238            --
    (2,387)    (3,589,914)      (788,072)     (4,313,278)        (9,991)      (11,434)      (24,588)      (102,395)           --
    13,344      1,181,674        (48,448)        572,633        (57,335)       24,741        (7,993)        81,632            --
-----------------------------------------------------------------------------------------------------------------------------------
    15,690     (1,675,315)       (34,099)       (988,378)       (29,885)       18,474        56,275         21,475            --
-----------------------------------------------------------------------------------------------------------------------------------
    15,793     (1,497,874)    (1,247,098)     (3,940,746)       (66,775)       12,469        53,324       (137,194)           --
-----------------------------------------------------------------------------------------------------------------------------------
    12,098      7,115,321      5,153,822      22,461,153        375,942        39,113       533,062        477,053            --
-----------------------------------------------------------------------------------------------------------------------------------
$   27,891     $5,617,447    $ 3,906,724     $18,520,407     $  309,167      $ 51,582     $ 586,386     $  339,859     $      --
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2001

===================================================================================================================================

                                                                      FEDERATED
                                                                     INSURANCE
                                                                       SERIES         FIRST AMERICAN          INVESCO VARIABLE
                                                                     (CONTINUED)   INSURANCE PORTFOLIOS       INVESTMENT FUNDS
                                                                     -----------  -----------------------  -----------------------

                                                                                  LARGE CAP     MID CAP     EQUITY     FINANCIAL
                                                                      UTILITY II  GROWTH (a)   GROWTH (a)  INCOME(b)  SERVICES (a)
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
      investments in portfolio shares ..............................  $  15,326    $    --    $     --     $   1,232    $      2
Expenses:
   Mortality and expense risk fees .................................      4,966         --          --           597           2
----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............................     10,360         --          --           635          --
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio
      shares .......................................................    (59,667)        --          --        (5,983)       (114)
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................         --         --          --            91          --
----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ..    (59,667)        --          --        (5,892)       (114)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares .............................................    (32,958)        --          --         4,048          13
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .....  $ (82,265)   $    --    $     --     $  (1,209)   $   (101)
==================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

===================================================================================================================================

                                                                      FEDERATED
                                                                     INSURANCE
                                                                       SERIES         FIRST AMERICAN          INVESCO VARIABLE
                                                                     (CONTINUED)   INSURANCE PORTFOLIOS       INVESTMENT FUNDS
                                                                     -----------  -----------------------  -----------------------

                                                                                  LARGE CAP     MID CAP    EQUITY      FINANCIAL
                                                                      UTILITY II  GROWTH (a)   GROWTH (a)  INCOME     SERVICES (a)
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................................  $  10,360   $      --     $     --   $     635    $     --
   Net realized gain (loss) on investments in portfolio shares .....    (59,667)         --           --      (5,892)       (114)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..............................    (32,958)         --           --       4,048          13
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........    (82,265)         --           --      (1,209)       (101)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..................................     95,245          --           --      56,300         511
   Contract redemptions ............................................    (66,988)         --           --     (41,401)         --
   Net transfers ...................................................    (19,957)         --           --      51,273         119
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ........................      8,300          --           --      66,172         630
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ........................    (73,965)         --           --      64,963         529
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................    514,622          --           --      27,731          --
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................................  $ 440,657   $      --     $     --   $  92,694    $    529
=================================================================================================================================

(a) For the period May 1, 2001 (commencement of operations) to December 31,
    2001.
(b) Invesco Equity Income was renamed Invesco Core Equity effective May 1, 2002.

   The accompanying notes are an integral part of these financial statements.

=====================================================================================




                      INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)
------------------------------------------------------------------------------------

     HEALTH                        REAL ESTATE                           TELECOM-
  SCIENCES (a)     HIGH YIELD    OPPORTUNITY (a)     TECHNOLOGY (a)   MUNICATIONS (a)
-------------------------------------------------------------------------------------



  $       16       $   8,024        $     --          $       --        $      --

          12             897              --                  --               --
-------------------------------------------------------------------------------------
           4           7,127              --                  --               --
-------------------------------------------------------------------------------------

          (2)        (11,658)             --                  --               --

          --              --              --                  --               --
-------------------------------------------------------------------------------------
          (2)        (11,658)             --                  --               --
-------------------------------------------------------------------------------------
          37         (14,277)             --                  --               --
-------------------------------------------------------------------------------------
  $       39       $ (18,808)       $     --          $       --        $      --
=====================================================================================


================================================================================

                                                                    LAZARD
                                                                  RETIREMENT
                                                                     SERIES
                      JANUS ASPEN SERIES PORTFOLIOS                PORTFOLIOS
   -------------------------------------------------------       -------------

       AGGRESSIVE                               WORLDWIDE
         GROWTH              GROWTH              GROWTH              EQUITY
-------------------------------------------------------------------------------




    $        --         $     6,544         $    114,988            $    287

          84,704              99,181             244,296                 365
-------------------------------------------------------------------------------
         (84,704)            (92,637)           (129,308)                (78)
-------------------------------------------------------------------------------

        (445,910)           (165,625)          1,370,810                (114)

              --              19,286                  --                  --
-------------------------------------------------------------------------------
        (445,910)           (146,339)          1,370,810                (114)
-------------------------------------------------------------------------------
      (4,283,439)         (2,861,821)         (8,210,746)             (2,532)
-------------------------------------------------------------------------------
    $ (4,814,053)       $ (3,100,797)       $ (6,969,244)           $ (2,724)
===============================================================================


====================================================================================================================================





                     INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                 JANUS ASPEN SERIES PORTFOLIOS
----------------------------------------------------------------------------------   -----------------------------------------------

  HEALTH                      REAL ESTATE                            TELECOM-        AGGRESSIVE                      WORLDWIDE
SCIENCES (a)    HIGH YIELD   OPPORTUNITY (a)     TECHNOLOGY (a)    MUNICATIONS (a)     GROWTH           GROWTH          GROWTH
------------------------------------------------------------------------------------------------------------------------------------


$       4     $    7,127       $        --         $        --       $        --     $    (84,704)  $    (92,637)    $   (129,308)
       (2)       (11,658)               --                  --                --         (445,910)      (146,339)        1,370,810

       37        (14,277)               --                  --                --       (4,283,439)    (2,861,821)       (8,210,746)
------------------------------------------------------------------------------------------------------------------------------------
       39        (18,808)               --                  --                --       (4,814,053)    (3,100,797)       (6,969,244)
------------------------------------------------------------------------------------------------------------------------------------

    3,449         10,564                --                  --                --        1,754,504      1,591,780         3,226,342
     (117)          (236)               --                  --                --       (1,207,679)    (2,218,541)       (5,029,135)
    1,613            562                --                  --                --         (287,338)      (227,911)         (742,489)
------------------------------------------------------------------------------------------------------------------------------------

    4,945         10,890                --                  --                --          259,487       (854,672)       (2,545,282)
------------------------------------------------------------------------------------------------------------------------------------
    4,984         (7,918)               --                  --                --       (4,554,566)    (3,955,469)       (9,514,526)
------------------------------------------------------------------------------------------------------------------------------------
       --         82,146                --                  --                --       11,923,292     12,355,000        31,074,529
------------------------------------------------------------------------------------------------------------------------------------
$   4,984     $   74,228       $        --         $        --       $        --     $  7,368,726   $  8,399,531     $  21,560,003
====================================================================================================================================

==========================


       LAZARD
     RETIREMENT
       SERIES
     PORTFOLIOS
   --------------


        EQUITY
--------------------



      $         (78)
               (114)

             (2,532)
--------------------
             (2,724)
--------------------

                805
                 --
             29,889
--------------------

             30,694
--------------------
             27,970
--------------------
             19,330
--------------------
      $      47,300
====================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                       LAZARD
                                                                     RETIREMENT
                                                                       SERIES                            NEUBERGER BERMAN
                                                                      PORTFOLIOS                        ADVISERS MANAGEMENT
                                                                     (CONTINUED)                         TRUST PORTFOLIOS
                                                                     -----------                ------------------------------------

                                                                                     LORD
                                                                                    ABBETT
                                                                                    SERIES
                                                                                     FUND       LIMITED
                                                                                    GROWTH      MATURITY      MIDCAP
                                                                      SMALL CAP    AND INCOME      BOND      GROWTH (a)   PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from investments
      in portfolio shares ..........................................  $    6,070   $   1,901    $  32,536   $      --    $   1,913
Expenses:
   Mortality and expense risk fees .................................         838       2,295        2,597          --        5,137
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............................       5,232        (394)      29,939          --       (3,224)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio
      shares .......................................................       1,929      (3,711)       5,695          --      (49,381)
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................       3,057       7,976           --          --       18,170
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ..       4,986       4,265        5,695          --      (31,211)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares .............................................       4,422      (3,827)     (10,571)         --       24,780
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .....  $   14,640   $      44    $  25,063   $      --    $  (9,655)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                       LAZARD
                                                                     RETIREMENT
                                                                       SERIES                             NEUBERGER BERMAN
                                                                      PORTFOLIOS                         ADVISERS MANAGEMENT
                                                                     (CONTINUED)                          TRUST PORTFOLIOS
                                                                     -----------                -----------------------------------

                                                                                     LORD
                                                                                    ABBETT
                                                                                    SERIES
                                                                                     FUND       LIMITED
                                                                                    GROWTH      MATURITY     MIDCAP
                                                                      SMALL CAP    AND INCOME      BOND     GROWTH (a)   PARTNERS
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $     5,232   $    (394)   $  29,939   $    --     $   (3,224)
   Net realized gain (loss) on investments in portfolio shares ....        4,986       4,265        5,695        --        (31,211)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        4,422      (3,827)     (10,571)       --         24,780
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......       14,640          44       25,063        --         (9,655)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .................................       19,567     210,167        9,384        --         48,342
   Contract redemptions ...........................................          (31)    (67,845)    (483,095)       --       (111,611)
   Net transfers ..................................................      111,976     193,069       10,102        --         70,915
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................      131,512     335,391     (463,609)       --          7,646
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .......................      146,152     335,435     (438,546)       --         (2,009)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       10,716      51,913      516,598        --        561,591
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .............................  $   156,868   $ 387,348    $  78,052   $    --     $  559,582
====================================================================================================================================

(a) For the period May 1, 2001 (commencement of operations) to December 31,
    2001.

(b) For the period January 2, 2001 (commencement of operations) to December 31, 2001.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                        STRONG
                                                                                                                        VARIABLE
                                                                                                                       INSURANCE
     PIONEER VARIABLE CONTRACTS TRUST                RYDEX VARIABLE TRUST                  SELIGMAN PORTFOLIOS           FUNDS
---------------------------------------     --------------------------------------   -------------------------------  ------------



                                                                          U.S.
                                                                       GOVERNMENT    COMMUNICATIONS
  EQUITY                                                                  MONEY            AND             GLOBAL       MID CAP
 INCOME (b)    EUROPE (b)     FUND (b)        NOVA            OTC       MARKET (a)    INFORMATION        TECHNOLOGY    GROWTH II
----------------------------------------------------------------------------------------------------------------------------------


$    2,841      $    100     $     296     $   3,271     $       --      $      7      $       --      $       95      $      --

     1,557            37           334           171          3,519             5           1,505             462         11,375
----------------------------------------------------------------------------------------------------------------------------------
     1,284            63           (38)        3,100         (3,519)            2          (1,505)           (367)       (11,375)
----------------------------------------------------------------------------------------------------------------------------------

       (85)         (995)          (29)          (92)       (44,777)           --         (18,120)         (2,013)      (260,421)

    11,530            --           116            --             --            --          32,786           8,842             --
----------------------------------------------------------------------------------------------------------------------------------

    11,445          (995)           87           (92)       (44,777)           --          14,666           6,829       (260,421)
----------------------------------------------------------------------------------------------------------------------------------

   (26,365)           --        (4,630)       (7,648)      (110,249)           --          (5,576)        (18,534)      (188,358)
==================================================================================================================================
$  (13,636)     $   (932)    $  (4,581)    $  (4,640)    $ (158,545)     $      2      $    7,585      $  (12,072)    $ (460,154)
==================================================================================================================================




                                                                                                                        STRONG
                                                                                                                        VARIABLE
                                                                                                                       INSURANCE
     PIONEER VARIABLE CONTRACTS TRUST                RYDEX VARIABLE TRUST                  SELIGMAN PORTFOLIOS           FUNDS
---------------------------------------     --------------------------------------   -------------------------------  ------------



                                                                           U.S.
                                                                        GOVERNMENT    COMMUNICATIONS
  EQUITY                                                                  MONEY           AND             GLOBAL       MID CAP
 INCOME (b)    EUROPE (b)     FUND (b)           NOVA          OTC       MARKET (a)    INFORMATION      TECHNOLOGY    GROWTH II
----------------------------------------------------------------------------------------------------------------------------------


$    1,284      $      63    $      (38)       $   3,100     $  (3,519)   $        2    $    (1,505)     $    (367)  $   (11,375)
    11,445           (995)           87              (92)      (44,777)          --          14,666          6,829      (260,421)

   (26,365)            --        (4,630)          (7,648)     (110,249)          --          (5,576)       (18,534)     (188,358)
----------------------------------------------------------------------------------------------------------------------------------
   (13,636)          (932)       (4,581)          (4,640)     (158,545)           2           7,585        (12,072)     (460,154)
----------------------------------------------------------------------------------------------------------------------------------

     4,574             --        55,828           16,170       137,176        2,336          24,165         16,200       274,306
       (41)            --            --               --        (9,633)          --         (25,896)            (8)     (175,844)
   291,819            932        26,501              780        63,520          (21)         34,533          2,045       139,008
----------------------------------------------------------------------------------------------------------------------------------
   296,352            932        82,329           16,950       191,063        2,315          32,802         18,237       237,470
----------------------------------------------------------------------------------------------------------------------------------
   282,716             --        77,748           12,310        32,518        2,317          40,387          6,165      (222,684)
----------------------------------------------------------------------------------------------------------------------------------
        --             --            --            8,889       355,136           --         133,513         45,908     1,264,202
----------------------------------------------------------------------------------------------------------------------------------
$  282,716      $      --    $   77,748       $   21,199    $  387,654       $2,317    $    173,900      $  52,073   $ 1,041,518
==================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                ----------------------------------------------------

                                                                  STRONG
                                                                OPPORTUNITY                     EMERGING        HARD       REAL
                                                                  FUND II            BOND        MARKETS       ASSETS     ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
      investments in portfolio shares .........................  $   18,411     $   1,432    $       --     $    2,336     $    809
Expenses:
   Mortality and expense risk fees ............................       6,117           376         1,171          1,746          402
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................      12,294         1,056        (1,171)           590          407
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
       portfolio shares .......................................     (67,026)       (4,815)      (62,516)        (6,789)         852
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................      97,110            --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares    30,084        (4,815)      (62,516)        (6,789)         852
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of .......
   investments in portfolio shares                                  (62,832)        2,173        58,424        (21,635)       1,428
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations   $  (20,454)    $  (1,586)   $   (5,263)    $  (27,834)   $   2,687
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2001


===================================================================================================================================

                                                                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                               ---------------------------------------------------

                                                                  STRONG
                                                                OPPORTUNITY                   EMERGING        HARD       REAL
                                                                  FUND II           BOND       MARKETS       ASSETS     ESTATE
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $    12,294   $     1,056    $   (1,171)   $      590   $     407
   Net realized gain (loss) on investments in portfolio shares        30,084        (4,815)      (62,516)       (6,789)        852
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................      (62,832)        2,173        58,424       (21,635)      1,428
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...      (20,454)       (1,586)       (5,263)      (27,834)      2,687
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................      263,962         4,693        16,464        12,629       4,395
   Contract redemptions .......................................      (90,894)      (22,364)      (14,860)      (47,576)    (11,887)
   Net transfers ..............................................      295,964       (11,502)       (1,757)      (52,884)     29,680
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from contract owners' transactions ................      469,032       (29,173)         (153)      (87,831)     22,188
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................      448,578       (30,759)       (5,416)     (115,665)     24,875
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      364,662        55,782       107,765       221,883      17,915
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................  $   813,240   $    25,023    $  102,349    $  106,218   $  42,790
===================================================================================================================================



   The accompanying notes are an integral part of these financial statements.

================================================================================



    COMBINED
     TOTAL
--------------



  $  3,280,841

     2,322,100
--------------
       958,741
--------------

    (9,758,117)

     1,188,394
--------------
    (8,569,723)
--------------

   (39,824,672)
--------------
  $(47,435,654)
==============










================================================================================


  COMBINED
    TOTAL
--------------


  $    958,741
    (8,569,723)

   (39,824,672)
--------------
   (47,435,654)
--------------

    24,897,129
   (60,684,621)
    (2,364,393)
--------------
   (38,151,885)
--------------
   (85,587,539)
--------------
   358,735,270
--------------
  $273,147,731
==============

CONSECO VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002 AND 2001

================================================================================

(1) GENERAL

   Conseco Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the Balanced, Equity, Fixed Income, Government Securities and Money Market Portfolios of the Conseco Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

   The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance Company of Texas, a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly owned subsidiary of Inviva, Inc., a New York based insurance holding company.

   Currently,   the  following  investment  subaccounts  are  available  to  new investors:

THE ALGER AMERICAN FUND

   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST

   Growth Fund
   International Fund
   Large Cap Growth Fund

CONSECO SERIES TRUST

   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND

   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES

   High Income Bond Fund II
   International Equity Fund II
   International Small Company Fund II
   Utility Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS

   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   Core Equity Fund
   Financial Services Fund
   Health Sciences Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Technology Fund
   Telecommunications Fund

JANUS ASPEN SERIES

   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio

PIONEER VARIABLE CONTRRACT TRUST, CLASS II

   Equity Income Portfolio
   Fund Portfolio

RYDEX VARIABLE TRUST

   Nova Fund
   OTC Fund
   U. S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)

   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.

   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II
LEVCO SERIES TRUST

   LEVCO Equity Value Fund
   Van Eck Levin Mid Cap Value Fund

VAN ECK WORLDWIDE INSURANCE TRUST

   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2002 AND 2001

================================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' deferred payment reserves are computed according to the 1983 Group Annuitant Mortality Table and the Progressive Annuity Mortality Table. The standard assumed investment return is
3.5 percent or 5 percent based upon annuitant's selection. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $29,815,045 and $37,079,599 for the years ended December 31, 2002 and 2001, respectively. The aggregate proceeds from sales of investments in portfolio shares were $90,499,486 and $73,461,473 for the years ended December 31, 2002 and 2001, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

   The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the Conseco Series Trust which are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $1,777,720 and $2,322,100 for the years ended December 31, 2002 and 2001, respectively.

   Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an annual contract fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $498,468 and $274,092 for the years ended December 31, 2002 and 2001, respectively.

(5) FINANCIAL HIGHLIGHTS

   Beginning in 2001, disclosure of total returns, investment income and expense ratios became a new requirement. The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. The investment income ratio is the ratio of income dividends to the average daily net assets. Details begin on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2002 AND 2001


==================================================================================================================================


                                                                                NET ASSETS                  INVESTMENT     EXPENSES
                                                        UNITS                  -----------      TOTAL         INCOME       AS % OF
                                                        (000s)    UNIT VALUE      (000s)       RETURN          RATIO      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund:
   Growth Portfolio
      December 31, 2002.............................    1,198       $ 1.14        $ 1,368       -33.66%        0.04%        1.00%
      December 31, 2001.............................    1,753         1.72          3,018       -12.70%        0.23%        1.00%
   Leveraged AllCap Portfolio
      December 31, 2002.............................    1,322         2.07          2,737       -34.57%        0.01%        1.00%
      December 31, 2001.............................    1,652         3.16          5,228       -16.77%        0.00%        1.00%
   MidCap Portfolio
      December 31, 2002.............................      446         1.41            629       -30.24%        0.00%        1.00%
      December 31, 2001.............................      411         2.02            829        -7.46%        7.07%        1.00%
   Small Capitalization Portfolio
      December 31, 2002.............................    1,081         0.83            897       -26.96%        0.00%        1.00%
      December 31, 2001.............................    1,407         1.14          1,597       -30.22%        0.05%        1.00%
Alliance Variable Products Series Fund, Inc.:
   Growth and Income Portfolio
      December 31, 2002.............................        1         0.79              1       -22.83%        0.86%        1.00%
      December 31, 2001.............................        7         1.03              8         2.27%        0.00%        1.00%
American Century Variable Portfolios, Inc.:
   Income and Growth Fund
      December 31, 2002.............................      134         0.81            109       -20.17%        1.12%        1.00%
      December 31, 2001.............................      227         1.02            231        -9.27%        0.91%        1.00%
   International Fund
      December 31, 2002.............................      217         0.95            207       -21.17%        0.71%        1.00%
      December 31, 2001.............................      179         1.21            216       -29.88%        0.07%        1.00%
   Value Fund
      December 31, 2002.............................      667         1.42            944       -13.49%        0.94%        1.00%
      December 31, 2001.............................      621         1.64          1,017        11.69%        0.88%        1.00%
Berger Institutional Products Trust:
   Growth Fund
      December 31, 2002.............................      324         0.63            204       -40.27%        0.00%        1.00%
      December 31, 2001.............................      484         1.05            510       -33.18%        0.00%        1.00%
   International Fund
      December 31, 2002.............................       10         0.80              8       -22.09%        1.83%        1.00%
      December 31, 2001.............................       10         1.02             10       -21.07%        1.09%        1.00%
   Large Cap Growth Fund
      December 31, 2002.............................      491         1.02            501       -34.30%        1.10%        1.00%
      December 31, 2001.............................      702         1.55          1,090       -26.01%        0.50%        1.00%
   Small Company Growth Fund
      December 31, 2002.............................      296         0.80            238       -49.77%        0.00%        1.00%
      December 31, 2001.............................      456         1.60            730       -34.14%        0.00%        1.00%
Conseco Series Trust:
   Balanced Portfolio
      December 31, 2002.............................    4,288         2.43         10,437       -13.77%        3.02%        1.00%
      December 31, 2001.............................    5,430         2.82         15,328        -7.54%        3.11%        1.00%
   Conseco 20 Focus Portfolio
      December 31, 2002.............................       67         0.21             14       -52.88%        0.00%        1.00%
      December 31, 2001.............................      152         0.45             69       -46.54%        0.00%        1.00%
   Equity Portfolio - Qualified
      December 31, 2002.............................    3,332        28.20         93,956       -13.97%        0.28%        0.64%
      December 31, 2001.............................    4,643        32.78        152,183       -10.88%        0.68%        0.64%
   Equity Portfolio - Nonqualified
      December 31, 2002.............................       84        22.32          1,870       -13.97%        0.28%        0.64%
      December 31, 2001.............................      111        25.95          2,871       -10.88%        0.28%        0.64%
   Fixed Income Portfolio - Qualified
      December 31, 2002.............................    1,277         6.95          8,872         3.91%        6.58%        0.74%
      December 31, 2001.............................    1,777         6.69         11,879         8.03%        5.84%        0.74%
   Fixed Income Portfolio - Nonqualified
      December 31, 2002.............................       41         6.67            271         3.91%                     0.74%
      December 31, 2001.............................       67         6.42            430         8.03%                     0.74%

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2002 AND 2001

==================================================================================================================================


                                                                                NET ASSETS                  INVESTMENT     EXPENSES
                                                        UNITS                  -----------      TOTAL         INCOME       AS % OF
                                                        (000s)    UNIT VALUE      (000s)       RETURN          RATIO      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Conseco Series Trust (continued)
   Government Securities Portfolio
      December 31, 2002.............................      600       $1.62         $   974         8.24%         3.91%       1.00%
      December 31, 2001.............................      447        1.50             671         5.07%         4.54%       1.00%
   High Yield Portfolio
      December 31, 2002.............................       68        1.09              75         4.41%        10.16%       1.00%
      December 31, 2001.............................       27        1.05              28         2.14%        11.73%       1.00%
   Money Market Portfolio - Qualified
      December 31, 2002.............................    1,151        3.18           3,658         0.25%         1.26%       0.99%
      December 31, 2001.............................    1,738        3.17           5,508         2.94%         3.90%       0.99%
   Money Market Portfolio - Nonqualified
      December 31, 2002.............................       52        3.18             165         0.25%         1.26%       0.99%
      December 31, 2001.............................       28        3.17              87         2.94%         3.90%       0.99%
The Dreyfus Socially Responsible Growth Fund, Inc.
      December 31, 2002.............................    1,648        1.41           2,320       -29.65%         0.21%       1.00%
      December 31, 2001.............................    1,926        2.00           3,854       -23.35%         0.06%       1.00%
Dreyfus Stock Index Fund       1.00%
      December 31, 2002.............................    6,282        1.69         $10,589       -23.14%         1.29%       1.00%
      December 31, 2001.............................    8,337        2.19          18,283       -13.06%         1.08%       1.00%
Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio
      December 31, 2002.............................      166        0.75             124       -23.39%         0.56%       1.00%
      December 31, 2001.............................      318        0.97             309       -14.14%         0.53%       1.00%
   International Value Portfolio
      December 31, 2002.............................       87        0.85              74       -13.10%         0.97%       1.00%
      December 31, 2001.............................       53        0.98              51       -14.09%         1.51%       1.00%
Federated Insurance Series:
   High Income Bond Fund II
      December 31, 2002.............................      281        1.27             358         0.36%         9.79%       1.00%
      December 31, 2001.............................      455        1.27             578         0.37%        10.25%       1.00%
   International Equity Fund II
      December 31, 2002.............................      145        1.12             162       -23.53%         0.00%       1.00%
      December 31, 2001.............................      232        1.46             340       -30.13%         5.54%       1.00%
   International Small Company Fund II
      December 31, 2002.............................       --        0.65              --       -18.31%         0.00%       1.00%
      December 31, 2001.............................       --        0.79              --       -21.36%         0.00%       1.00%
   Utility Fund II
      December 31, 2002.............................      275        1.03             282       -24.71%         5.44%       1.00%
      December 31, 2001.............................      318        1.36             433       -14.58%         3.09%       1.00%
First American Insurance Portfolios:
   Large Cap Growth Portfolio
      December 31, 2002.............................        1        0.57               1       -30.83%         0.00%       1.00%
      December 31, 2001.............................       --        0.83              --       -18.31%         0.00%       1.00%
   Mid Cap Growth Portfolio
      December 31, 2002.............................       36        0.60              21       -30.00%         0.00%       1.00%
      December 31, 2001.............................       --        0.85              --       -15.96%         0.00%       1.00%
Invesco Variable Investment Funds, Inc:
   Core Equity Fund
      December 31, 2002.............................      118        0.88             104       -19.92%         1.41%       1.00%
      December 31, 2001.............................       84        1.10              93        -9.88%         2.06%       1.00%
   Financial Services Fund
      December 31, 2002.............................        5        0.82               4       -15.75%         1.08%       1.00%
      December 31, 2001.............................        1        0.97               1        -3.59%         1.00%       1.00%
   Health Sciences Fund
      December 31, 2002.............................       31        0.77              24       -25.20%         0.00%       1.00%
      December 31, 2001.............................        5        1.03               5         2.02%         1.33%       1.00%
   High Yield Fund
      December 31, 2002.............................       26        0.74              19        -2.27%         3.91%       1.00%
      December 31, 2001.............................       98        0.76              74       -15.78%         8.95%       1.00%

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2002 AND 2001

==================================================================================================================================


                                                                                NET ASSETS                  INVESTMENT     EXPENSES
                                                        UNITS                  -----------      TOTAL         INCOME       AS % OF
                                                        (000s)    UNIT VALUE      (000s)       RETURN          RATIO      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Invesco Variable Investment Funds, Inc. (continued)
   Real Estate Opportunity Fund
      December 31, 2002.............................       84       $ 1.07        $    89         5.32%         2.62%       1.00%
      December 31, 2001.............................       --         1.01             --         1.06%         0.00%       1.00%
   Technology Fund
      December 31, 2002.............................        1         0.38              1       -47.38%         0.00%       1.00%
      December 31, 2001.............................       --         0.73             --       -29.22%         0.00%       1.00%
   Telecommunications Fund
      December 31, 2002.............................       --         0.28             --       -51.30%         0.00%       1.00%
      December 31, 2001.............................       --         0.58             --       -43.72%         0.00%       1.00%
Janus Aspen Series:
   Aggressive Growth Portfolio
      December 31, 2002.............................    3,594         1.30          4,657       -28.65%         0.00%       1.00%
      December 31, 2001.............................    4,024         1.82          7,308       -40.06%         0.00%       1.00%
   Growth Portfolio
      December 31, 2002.............................    3,348         1.46          4,903       -27.24%         0.00%       1.00%
      December 31, 2001.............................    4,139         2.01          8,331       -25.49%         0.07%       1.00%
   Worldwide Growth Portfolio
      December 31, 2002.............................    6,526         1.84         12,028       -26.24%         0.84%       1.00%
      December 31, 2001.............................    8,496         2.50         21,232       -23.21%         0.47%       1.00%
Lazard Retirement Series, Inc.:
   Equity Portfolio
      December 31, 2002.............................       37         0.85             32       -17.09%         0.07%       1.00%
      December 31, 2001.............................       46         1.03             47        -8.39%         0.79%       1.00%
   Small Cap Portfolio
      December 31, 2002.............................      302         1.02            310       -18.50%         0.00%       1.00%
      December 31, 2001.............................      125         1.26            157        17.44%         7.24%       1.00%
Lord Abbett Series Fund, Inc.:
   Growth and Income Portfolio
      December 31, 2002.............................      676         1.00            676       -18.85%         0.75%       1.00%
      December 31, 2001.............................      314         1.23            387        -7.65%         0.83%       1.00%
Neuberger Berman Advisers Management Trust:
   Limited Maturity Bond Portfolio
      December 31, 2002.............................       97         1.29            125         4.29%         3.25%       1.00%
      December 31, 2001.............................       63         1.24             78         7.69%        12.53%       1.00%
   Midcap Growth Portfolio
      December 31, 2002.............................        1         0.60              1       -30.04%         0.00%       1.00%
      December 31, 2001.............................       --         0.86             --       -14.32%         0.00%       1.00%
   Partners Portfolio
      December 31, 2002.............................      229         0.98            225       -24.90%         0.70%       1.00%
      December 31, 2001.............................      428         1.31            560        -3.80%         0.37%       1.00%
Pioneer Variable Contracts Trust:
   Equity Income Portfolio
      December 31, 2002.............................      181         0.76            138       -16.88%         2.04%       1.00%
      December 31, 2001.............................      307         0.92            283        -6.85%         1.82%       1.00%
   Europe Portfolio
      December 31, 2002.............................       --         0.60             --       -19.87%         0.00%       1.00%
      December 31, 2001.............................       --         0.75             --       -24.20%         2.70%       1.00%
   Fund Portfolio
      December 31, 2002.............................       97         0.70             68       -20.06%         0.85%       1.00%
      December 31, 2001.............................       88         0.88             78       -10.51%         0.89%       1.00%
Rydex Variable Trust:
   Nova Fund
      December 31, 2002.............................        2         7.31             15       -36.37%        12.94%       1.00%
      December 31, 2001.............................        2        11.48             21       -24.34%        19.13%       1.00%
   OTC Fund
      December 31, 2002.............................       30         9.20            273       -39.46%         0.00%       1.00%
      December 31, 2001.............................       25        15.20            388       -35.82%         0.00%       1.00%

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2002 AND 2001

================================================================================================================================


                                                                                NET ASSETS                  INVESTMENT     EXPENSES
                                                        UNITS                  -----------      TOTAL         INCOME       AS % OF
                                                        (000s)    UNIT VALUE      (000s)       RETURN          RATIO      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust (continued)
   U.S. Government Money Market Fund
      December 31, 2002.............................        1       $1.00         $    1         -0.53%        0.51%        1.00%
      December 31, 2001.............................        2        1.01              2          0.66%        1.40%        1.00%
Seligman Portfolios, Inc.:
   Communications and Information Portfolio
      December 31, 2002.............................      321        0.36            117        -36.87%        0.00%        1.00%
      December 31, 2001.............................      301        0.58            174          4.02%        0.00%        1.00%
   Global Technology Portfolio
      December 31, 2002.............................      220        0.35             77        -32.47%        0.00%        1.00%
      December 31, 2001.............................      100        0.52             52        -22.98%        0.21%        1.00%
Strong Variable Insurance Funds, Inc.:
   Mid Cap Growth Fund II
      December 31, 2002.............................      441        1.09            480        -38.19%        0.00%        1.00%
      December 31, 2001.............................      591        1.76          1,041        -31.46%        0.00%        1.00%
Strong Opportunity Fund II, Inc.
      December 31, 2002.............................      547        1.35            738        -27.55%        0.44%        1.00%
      December 31, 2001.............................      436        1.86            813         -4.67%        3.01%        1.00%
LEVCO Series Trust:
   LEVCO Equity Value Fund
      December 31, 2002.............................       --        0.86             --        -13.72%        0.00%        1.00%
      Inception June 24, 2002.......................       --        1.00             --          N/A           N/A         1.00%
   Levin Mid Cap Value Fund
      December 31, 2002.............................       --        0.81             --        -18.93%        0.00%        1.00%
      Inception June 24, 2002.......................       --        1.00             --          N/A           N/A         1.00%
Van Eck Worldwide Insurance Trust:
   Worldwide Bond Fund
      December 31, 2002.............................      191        1.22            233         20.45%        0.00%        1.00%
      December 31, 2001.............................       25        1.01             25         -6.06%        3.81%        1.00%
   Worldwide Emerging Markets Fund
      December 31, 2002.............................      137        0.56             77         -3.87%        0.26%        1.00%
      December 31, 2001.............................      175        0.58            102         -2.79%        0.00%        1.00%
   Worldwide Hard Assets Fund
      December 31, 2002.............................      104        0.95             99         -3.81%        0.49%        1.00%
      December 31, 2001.............................      108        0.98            106        -11.35%        1.34%        1.00%
   Worldwide Real Estate Fund
      December 31, 2002.............................       47        0.96             45         -5.43%        2.00%        1.00%
      December 31, 2001.............................       42        1.02             43          4.28%        2.01%        1.00%

CONSECO VARIABLE ANNUITY ACCOUNT C

================================================================================
(6) UNIT PROGRESSION

The changes in units outstanding for the year ended December 31, 2002, were as follows:


                                                                                                                       ALLIANCE
                                                                                                                       VARIABLE
                                                                                                                       PRODUCTS
                                                                THE ALGER AMERICAN FUNDS                                SERIES
                                         ------------------------------------------------------------------------     -----------
                                                               LEVERAGED           MIDCAP              SMALL           GROWTH AND
                                           GROWTH               ALLCAP             GROWTH         CAPITALIZATION         INCOME
=================================================================================================================================
Number of units, beginning of year ...... 1,752,800.5         1,652,033.9         410,608.4         1,407,152.6        7,333.9
Units purchased .........................   388,407.5           245,404.2         253,318.5           624,055.4          682.6
Units redeemed ..........................  (943,634.3)         (575,804.6)       (217,531.5)         (949,939.7)      (7,038.0)
---------------------------------------------------------------------------------------------------------------------------------
      Number of units, end of year ...... 1,197,573.7         1,321,633.5         446,395.4         1,081,268.3          978.5
=================================================================================================================================

                                                                                  CONSECO SERIES TRUST PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                                                      CONSECO                            FIXED
                                                                 BALANCED             20 FOCUS            EQUITY         INCOME
=================================================================================================================================
Number of units, beginning of year ...........................  5,429,730.6           152,076.7       4,753,704.1    1,844,034.9
Units purchased ..............................................  1,035,752.9           111,461.5         257,762.0      272,382.6
Units redeemed ............................................... (2,177,666.4)         (196,712.7)     (1,595,427.8)    (798,574.9)
--------------------------------------------------------------------------------------------------------------------------------
      Number of units, end of year ...........................  4,287,817.1            66,825.5       3,416,038.3    1,317,842.6
=================================================================================================================================

                                                                     FEDERATED INSURANCE                     FIRST AMERICAN
                                                                      SERIES (CONTINUED)                  INSURANCE PORTFOLIOS
                                                             ---------------------------------      ----------------------------
                                                              INTERNATIONAL                         LARGE CAP           MID CAP
                                                                EQUITY II           UTILITY II       GROWTH             GROWTH
=================================================================================================================================
Number of units, beginning of year ...........................   232,182.2           317,990.4          --                  --
Units purchased ..............................................   150,993.9           141,772.4       1,065.4            35,488.5
Units redeemed ...............................................  (238,642.4)         (184,678.4)       (215.9)             (16.4)
--------------------------------------------------------------------------------------------------------------------------------
      Number of units, end of year ...........................   144,533.7           275,084.4         849.5            35,472.1
=================================================================================================================================

                                                                                                                       LORD
                                                          JANUS ASPEN SERIES               LAZARD RETIREMENT          ABBETT
                                                        PORTFOLIOS (CONTINUED)             SERIES PORTFOLIOS          SERIES
                                                     ---------------------------      ----------------------------     FUND
                                                                       WORLDWIDE                                      GROWTH
                                                     GROWTH             GROWTH        EQUITY             SMALL CAP   AND INCOME
================================================================================================================================
Number of units, beginning of year .............  4,139,584.5         8,496,430.6     46,069.2           124,849.7    314,293.8
Units purchased ................................    915,544.1         1,304,428.0      8,447.9           361,961.6    497,108.3
Units redeemed ................................. (1,706,628.4)       (3,274,688.2)   (17,071.7)         (184,310.3)  (135,614.7)
--------------------------------------------------------------------------------------------------------------------------------
      Number of units, end of year .............  3,348,500.2         6,526,170.4     37,445.4           302,501.0    675,787.4
================================================================================================================================

                                                                                                    STRONG
                                              RYDEX                                                VARIABLE
                                          VARIABLE TRUST                                           INSURANCE
                                           (CONTINUED)            SELIGMAN PORTFOLIOS                FUNDS
                                         ----------------    -----------------------------        ----------
                                                             COMMUNICATIONS                                             STRONG
                                          U.S. GOVERNMENT         AND             GLOBAL             MID CAP         OPPORTUNITY
                                           MONEY MARKET       INFORMATION       TECHNOLOGY          GROWTH II          FUND II
================================================================================================================================
Number of units, beginning of year ....      2,301.6          300,841.5          100,203.2           590,928.6        436,551.4
Units purchased .......................      7,843.8          119,947.6          174,488.1           177,241.2        443,742.3
Units redeemed ........................     (9,084.0)         (99,602.9)         (54,799.1)         (327,231.2)      (333,664.5)
--------------------------------------------------------------------------------------------------------------------------------
      Number of units, end of year ....      1,061.4          321,186.2          219,892.2           440,938.6        546,629.2
================================================================================================================================

a) For the period 01/01/02 through 04/30/02 (termination of fund).

================================================================================================================================


                    AMERICAN CENTURY
                   VARIABLE PORTFOLIOS                                  BERGER INSTITUTIONAL PRODUCTS TRUST
------------------------------------------------    ------------------------------------------------------------------------
                                                                                                                    SMALL
 INCOME AND                                                                        LARGE CAP            NEW        COMPANY
   GROWTH      INTERNATIONAL       VALUE                GROWTH      INTERNATIONAL   GROWTH         GENERATION(a)   GROWTH
================================================================================================================================
  227,080.9      178,675.8        621,519.2            484,251.8        9,538.3     701,603.4        251,546.9     456,105.6
  256,469.4      507,651.0        855,469.7             59,264.2       13,412.4     122,334.8         17,064.4     108,958.7
 (349,191.9)    (468,891.4)      (809,920.9)          (219,312.8)     (13,105.6)   (333,164.9)      (268,611.3)   (268,560.4)
-----------------------------------------------------------------------------------------------------------------------------
  134,358.4      217,435.4        667,068.0            324,203.2        9,845.1     490,773.3             --       296,503.9
==============================================================================================================================

                                                                                          FEDERATED
                                                                                      DREYFUS VARIABLE             INSURANCE
 CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)                                          INVESTMENT FUNDS               SERIES
--------------------------------------------                                    ----------------------------     -------------
                                                  DREYFUS
                                                  SOCIALLY       DREYFUS
 GOVERNMENT       HIGH           MONEY           RESPONSIBLE      STOCK         DISCIPLINED    INTERNATIONAL     HIGH INCOME
 SECURITIES      YIELD           MARKET            GROWTH         INDEX           STOCK           VALUE           BOND II
================================================================================================================================
   447,132.1      26,639.2      1,765,090.8      1,925,971.9     8,337,240.0       317,572.7        52,695.0          454,854.4
   636,741.0      84,375.2      3,054,121.6        891,694.5     2,163,565.0       292,263.6       118,589.3          250,582.0
  (483,900.1)    (42,511.5)    (3,616,208.4)    (1,169,218.2)   (4,218,635.9)     (443,392.9)      (84,110.8)        (424,499.0)
-------------------------------------------------------------------------------------------------------------------------------
   599,973.0      68,502.9      1,203,004.0      1,648,448.2     6,282,169.1       166,443.4        87,173.5          280,937.4
================================================================================================================================

                                                                                                               JANUS
                                                                                                               ASPEN
                                                                                                               SERIES
                                     INVESCO VARIABLE INVESTMENT FUNDS                                       PORTFOLIOS
-------------------------------------------------------------------------------------------------------   ---------------
                                                           REAL
    CORE         FINANCIAL    HEALTH                      ESTATE                              TELE-           AGGRESSIVE
   EQUITY         SERVICES   SCIENCES    HIGH YIELD     OPPORTUNITY      TECHNOLOGY      COMMUNICATIONS        GROWTH
=========================================================================================================================
   84,424.5        544.1      4,861.2      97,818.2            --             --                --           4,023,856.2
  287,000.3      9,573.3     27,653.8      13,966.6       128,534.4          543.5           1,108.0           954,606.9
 (253,600.9)    (4,826.3)    (1,858.3)    (85,520.4)      (44,997.1)          --            (1,108.0)       (1,384,610.8)
-------------------------------------------------------------------------------------------------------------------------
  117,823.9      5,291.1     30,656.7      26,264.4        83,537.3          543.5              --           3,593,852.3
=========================================================================================================================

                   NEUBERGER BERMAN                                    PIONEER VARIABLE
         ADVISERS MANAGEMENT TRUST PORTFOLIOS                           CONTRACT TRUST                     RYDEX VARIABLE TRUST
----------------------------------------------------   ----------------------------------------------      ----------------------
      LIMITED         MIDCAP                               EQUITY
   MATURITY BOND      GROWTH        PARTNERS               INCOME           EUROPE        FUND              NOVA         OTC
---------------------------------------------------------------------------------------------------------------------------------
      63,119.9           --         427,900.4            307,554.2           --          88,332.2          1,846.3      25,496.8
     251,827.5       10,512.5       195,003.7             36,350.5          475.8        14,373.5          2,915.8      18,624.5
    (218,343.4)      (9,706.9)     (393,912.5)          (163,082.6)        (475.8)       (5,476.8)        (2,688.8)    (14,424.7)
---------------------------------------------------------------------------------------------------------------------------------
      96,604.0          805.6       228,991.6            180,822.1           --          97,228.9          2,073.3      29,696.6
=================================================================================================================================

                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
--------------------------------------------------------------------------------                   --------------------------
                        EMERGING                HARD                  REAL                                 COMBINED
    BOND                MARKETS                ASSETS                ESTATE                                 TOTAL
--------------------------------------------------------------------------------                   --------------------------
  24,692.1             175,217.1              107,947.0             42,170.0                            54,245,000.5
 219,350.4              95,724.6              260,125.9             70,762.1                            19,560,890.7
 (53,386.4)           (134,278.0)            (263,734.0)           (66,417.8)                          (30,344,263.5)
--------------------------------------------------------------------------------                   --------------------------
 190,656.1             136,663.7              104,338.9             46,514.3                            43,461,627.7
================================================================================                   ==========================

CONSECO VARIABLE ANNUITY ACCOUNT C

================================================================================
UNIT PROGRESSION





                                                                                                                  ALLIANCE
                                                                                                                  VARIABLE
                                                                                                                  PRODUCTS
                                                              THE ALGER AMERICAN FUNDS                             SERIES
                                          -------------------------------------------------------------------   -----------

                                                             LEVERAGED           MIDCAP          SMALL           GROWTH AND
                                             GROWTH            ALLCAP            GROWTH      CAPITALIZATION      INCOME (B)
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period      1,625,582.8       1,598,001.6         303,861.3     1,518,472.3                --
Units purchased ....................        440,360.0         344,596.1         289,244.6       500,306.5           7,333.9
Units redeemed .....................       (313,142.3)       (290,563.8)       (182,497.5)     (611,626.2)               --
---------------------------------------------------------------------------------------------------------------------------
     Number of units, end of period       1,752,800.5       1,652,033.9         410,608.4     1,407,152.6           7,333.9
===========================================================================================================================


                                                                             CONSECO SERIES TRUST PORTFOLIOS
                                                           ----------------------------------------------------------------

                                             BRINSON
                                             SERIES
                                              TRUST
                                              GROWTH                             CONSECO                           FIXED
                                          AND INCOME (B)     BALANCED           20 FOCUS        EQUITY            INCOME
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period         10,919.4       5,974,170.1         147,829.2     5,790,777.5       1,806,067.4
Units purchased ....................          1,842.0       1,404,979.1         136,929.4       303,379.6         486,218.1
Units redeemed .....................        (12,761.4)     (1,949,418.6)       (132,681.9)   (1,340,453.0)       (448,250.6)
---------------------------------------------------------------------------------------------------------------------------
     Number of units, end of period                --       5,429,730.6         152,076.7     4,753,704.1       1,844,034.9
===========================================================================================================================


                                                                                                    FIRST AMERICAN
                                                FEDERATED INSURANCE SERIES (CONTINUED)            INSURANCE PORTFOLIOS
                                          -----------------------------------------------      -------------------------

                                                           INTERNATIONAL
                                          INTERNATIONAL        SMALL                           LARGE CAP          MID CAP
                                            EQUITY II      COMPANY II (C)       UTILITY II     GROWTH (C)        GROWTH (C)
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period        227,718.7                 --        316,840.4              --                --
Units purchased ....................         84,415.6                 --        152,601.5              --                --
Units redeemed .....................        (79,952.1)                --       (151,451.5)             --                --
---------------------------------------------------------------------------------------------------------------------------
     Number of units, end of period         232,182.2                 --        317,990.4              --                --
===========================================================================================================================

                                                                                                                    LORD
                                                JANUS ASPEN SERIES                   LAZARD RETIREMENT             ABBETT
                                              PORTFOLIOS (CONTINUED)                 SERIES PORTFOLIOS             SERIES
                                          ------------------------------        -------------------------           FUND
                                                             WORLDWIDE                                             GROWTH
                                            GROWTH             GROWTH             EQUITY        SMALL CAP        AND INCOME
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period      4,537,895.9       9,424,505.0          17,246.5        10,016.7          38,899.0
Units purchased ....................        942,447.6       1,517,723.5          28,961.6       134,327.4         364,743.0
Units redeemed .....................     (1,340,759.0)     (2,445,797.9)           (138.9)      (19,494.4)        (89,348.2)
---------------------------------------------------------------------------------------------------------------------------
     Number of units, end of period       4,139,584.5       8,496,430.6          46,069.2       124,849.7         314,293.8
===========================================================================================================================

                                                                                                 STRONG
                                           RYDEX                                                VARIABLE
                                       VARIABLE TRUST                                           INSURANCE
                                         (CONTINUED)              SELIGMAN PORTFOLIOS             FUNDS
                                       --------------       ------------------------------      ---------
                                                            COMMUNICATIONS                                         STRONG
                                       U.S. GOVERNMENT           AND              GLOBAL         MID CAP        OPPORTUNITY
                                       MONEY MARKET (C)      INFORMATION        TECHNOLOGY      GROWTH II         FUND II
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period               --         240,260.3          68,036.9       491,584.1         186,616.0
Units purchased ....................          2,700.1         110,060.1          36,952.5       239,176.2         645,426.2
Units redeemed .....................           (398.5)        (49,478.9)         (4,786.2)     (139,831.7)       (395,490.8)
---------------------------------------------------------------------------------------------------------------------------
     Number of units, end of period           2,301.6         300,841.5         100,203.2       590,928.6         436,551.4
===========================================================================================================================

(a) Berger Growth and Income was renamed Berger Large Cap Growth effective May 1, 2001.

(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Product Series Growth and Income Fund, which is not open to new investors.

(c)  See Statements of Operations for period represented.


   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================


                AMERICAN CENTURY
               VARIABLE PORTFOLIOS                                       BERGER INSTITUTIONAL PRODUCTS TRUST
---------------------------------------------      --------------------------------------------------------------------------------

                                                                                                                           SMALL
   INCOME AND                                                                         LARGE CAP           NEW             COMPANY
     GROWTH       INTERNATIONAL      VALUE           GROWTH        INTERNATIONAL     GROWTH (A)        GENERATION          GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
    285,708.5       149,695.8       300,916.7       466,809.7           7,737.9       548,888.4         96,214.0         442,433.2
     31,479.2       208,117.0       713,138.6        75,983.0           2,319.8       256,740.8        162,390.6         138,834.4
    (90,106.8)     (179,137.0)     (392,536.1)      (58,540.9)           (519.4)     (104,025.8)        (7,057.7)       (125,162.0)
-----------------------------------------------------------------------------------------------------------------------------------
    227,080.9       178,675.8       621,519.2       484,251.8           9,538.3       701,603.4        251,546.9         456,105.6
===================================================================================================================================

                                                                                                                         FEDERATED
                                                                                           DREYFUS VARIABLE              INSURANCE
  CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)                                              INVESTMENT FUNDS               SERIES
----------------------------------------------                                      --------------------------------    -----------

                                                   DREYFUS
                                                   SOCIALLY           DREYFUS
    GOVERNMENT         HIGH          MONEY        RESPONSIBLE          STOCK         DISCIPLINED      INTERNATIONAL     HIGH INCOME
    SECURITIES         YIELD        MARKET          GROWTH             INDEX            STOCK             VALUE           BOND II
-----------------------------------------------------------------------------------------------------------------------------------
    414,137.2        11,801.3     2,302,771.1     1,946,032.8       8,840,617.5       331,573.3         34,328.3         410,606.6
    146,656.0        23,445.3     2,585,891.4       708,512.4       2,996,715.1       247,621.4         29,756.6         215,186.6
   (113,661.1)       (8,607.4)   (3,123,571.7)     (728,573.3)     (3,500,092.6)     (261,622.0)       (11,389.9)       (170,938.8)
-----------------------------------------------------------------------------------------------------------------------------------
    447,132.1        26,639.2     1,765,090.8     1,925,971.9       8,337,240.0       317,572.7         52,695.0         454,854.4
===================================================================================================================================

                                                                                                                          JANUS
                                                                                                                          ASPEN
                                                                                                                          SERIES
                                       INVESCO VARIABLE INVESTMENT FUNDS                                                PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------   ----------

                                                                        REAL
     EQUITY          FINANCIAL       HEALTH                            ESTATE                            TELE-          AGGRESSIVE
     INCOME         SERVICES (C)   SCIENCES (C)    HIGH YIELD      OPPORTUNITY (C)  TECHNOLOGY (C)  COMMUNICATIONS (C)    GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
     22,761.0              --              --        91,169.2                --              --               --       3,896,189.3
    101,293.0         1,200.6         4,978.3       123,157.3                --              --               --       1,449,969.6
    (39,629.5)         (656.5)         (117.1)     (116,508.3)               --              --               --      (1,322,302.7)
----------------------------------------------------------------------------------------------------------------------------------
     84,424.5           544.1         4,861.2        97,818.2                --              --               --       4,023,856.2
===================================================================================================================================


               NEUBERGER BERMAN                                    PIONEER VARIABLE
     ADVISERS MANAGEMENT TRUST PORTFOLIOS                           CONTRACT TRUST                        RYDEX VARIABLE TRUST
-----------------------------------------------    ---------------------------------------------      -----------------------------

     LIMITED           MIDCAP                        EQUITY
  MATURITY BOND      GROWTH (C)     PARTNERS        INCOME (C)         EUROPE (C)      FUND (C)          NOVA               OTC
-----------------------------------------------------------------------------------------------------------------------------------
    449,909.2              --       413,115.9              --                --              --            585.7          14,990.7
    136,500.1              --       152,079.6       308,758.5           7,692.2        88,332.2          1,260.6          11,977.9
   (523,289.4)             --      (137,295.1)       (1,204.3)         (7,692.2)             --               --          (1,471.8)
-----------------------------------------------------------------------------------------------------------------------------------
     63,119.9              --       427,900.4       307,554.2                --        88,332.2          1,846.3          25,496.8
===================================================================================================================================


            VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------------------------------------------------------------                  --------------

                    EMERGING          HARD             REAL                          COMBINED
       BOND          MARKETS         ASSETS           ESTATE                          TOTAL
----------------------------------------------------------------                  --------------
     51,707.7       179,332.8       199,902.1        18,411.5                      56,263,648.5
     56,076.6       150,567.1       140,595.6        55,184.2                      19,507,136.2
    (83,092.2)     (154,682.8)     (232,550.7)      (31,425.7)                    (21,525,784.2)
----------------------------------------------------------------                  --------------
     24,692.1       175,217.1       107,947.0        42,170.0                      54,245,000.5
================================================================                  ==============

Report of Independent Auditors






================================================================================

To the Board of Directors of Conseco Variable Insurance Company and Contract Owners of Conseco Variable Annuity Account C

We have audited the accompanying statement of assets and liabilities of Conseco Variable Annuity Account C comprised of the following subaccounts: Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance Variable Product Series Growth and Income Portfolio, American Century Income and Growth Fund, American Century International Fund, American Century Value Fund, Berger Institutional Products Trust (IPT) Growth Fund, Berger IPT International Fund, Berger IPT Large Cap Growth Fund, Berger IPT New Generation Fund, Berger IPT Small Company Growth Fund, Conseco Series Trust (CST) Balanced Portfolio, CST Conseco 20 Focus Portfolio, CST Equity Portfolio, CST Fixed Income Portfolio, CST Government Securities Portfolio, CST High Yield Portfolio, CST Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund (VIF) Disciplined Stock Portfolio, Dreyfus VIF International Value Portfolio, Federated Insurance Series High Income Bond Fund II, Federated Insurance Series International Equity Fund II, Federated Insurance Series Utility Fund II, First American Insurance Large Cap Growth Portfolio, First American Insurance Mid Cap Growth Portfolio, Invesco Variable Investment Fund (VIF) Core Equity Fund, Invesco VIF Financial Services Fund, Invesco VIF Health Sciences Fund, Invesco VIF High Yield Fund, Invesco VIF Real Estate Opportunity Fund, Invesco VIF Technology Fund, Invesco VIF Telecommunications Fund, Janus Aspen Series Institutional Shares Aggressive Growth Portfolio, Janus Aspen Series Institutional Shares Growth Portfolio, Janus Aspen Series Institutional Shares Worldwide Growth Portfolio, Lazard
Retirement Series Equity Portfolio, Lazard Retirement Series Small Cap Portfolio, Lord Abbett Series Fund Growth and Income Portfolio, Neuberger Berman Advisers Management Trust (AMT) Limited Maturity Bond Portfolio, Neuberger Berman AMT Midcap Growth Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Variable Contract Trust (VCT) Equity Income Portfolio, Pioneer VCT Fund Portfolio, Pioneer VCT Europe Portfolio, Rydex Variable Trust Nova Fund, Rydex Variable Trust OTC Fund, Rydex Variable Trust U.S. Government Money Market Fund, Seligman Portfolios Communications and Information Portfolio, Seligman Portfolios Global Technology Portfolio, Strong Variable Insurance Mid Cap Growth Fund II, Strong Opportunity Fund II, Van Eck Worldwide Insurance Trust Worldwide Bond Fund, Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund, Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund, Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund, as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Conseco Variable Annuity Account C's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of assets and liabilities of Conseco Variable Annuity Account C as of December 31, 2001, and the related statements of operations and changes in net assets for the respective year or period then ended were audited by other auditors whose report dated February 15, 2002, expressed an unqualified opinion on those financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by corresponding with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2002 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Conseco Variable Annuity Account C, as of December 31, 2002, the results of their operations and changes in their net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                               /s/ Ernst & Young

Ernst & Young
New York, NY
March 31, 2003

================================================================================

                           CONSECO VARIABLE ANNUITY ACCOUNT C

                           SPONSOR
                           Conseco Variable Insurance Company

                           DISTRIBUTOR
                           Conseco Equity Sales, Inc.

                           INDEPENDENT AUDITORS
                           Ernst & Young LLP

CONSECO VARIABLE INSURANCE COMPANY

Statutory-Basis Financial Statements and
Report of Independent Auditors

Years Ended December 31, 2002 and 2001

                       Conseco Variable Insurance Company

                      Statutory-Basis Financial Statements


                     Years ended December 31, 2002 and 2001




                                    CONTENTS

   Report of Independent Auditors                                     1

   Statutory-Basis Balance Sheets                                     2
   Statutory-Basis Statements of Operations                           3
   Statutory-Basis Statements of Changes in Capital and Surplus       4
   Statutory-Basis Statements of Cash Flow                            5
   Notes to Statutory-Basis Financial Statements                      6

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors of
The Conseco Variable Insurance Company

We have audited the accompanying statutory-basis balance sheet of The Conseco Variable Insurance Company as of December 31, 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of The Conseco Variable Insurance Company for the year ended December 31, 2001, were audited by other auditors whose report dated May 29, 2002, expressed an unqualified opinion as to the conformity of those financial statements with accounting practices prescribed or permitted by the Texas Department of Insurance and not in conformity with accounting principles generally accepted in the United States.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the The Conseco Variable Insurance Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Conseco Variable Insurance Company at December 31, 2002, or the results of its operations or its cash flow for the year then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Conseco Variable Insurance Company at December 31, 2002, and the results of its operations and its cash flow for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


                                            /s/ ERNST & YOUNG LLP
New York, New York
April 29, 2003

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

                                                                                           DECEMBER 31,
                                                                                      2002                2001
                                                                                  ------------     -------------
ASSETS
       Investments and Cash:
          Bonds                                                                   $   600,024      $  1,299,230
          Preferred stocks                                                              3,345            14,836
          Common stocks                                                                    10             1,517
          Mortgage loans on real estate                                                21,790            27,267
          Policyholder loans                                                           22,435            73,673
          Short-term investments                                                       82,000             8,320
          Cash (overdraft)                                                             (6,453)          140,757
          Other invested assets                                                             -            23,312
                                                                                  ------------     -------------
          Total investments and cash                                                  723,151         1,588,912
       Life and accident and health premiums due and unpaid                                 -             5,317
       Accrued investment income                                                        9,154            22,626
       Federal income tax recoverable                                                       -            10,127
       Deferred taxes                                                                   4,166             8,836
       Amounts recoverable on reinsurance ceded                                        13,139             2,344
       Other assets                                                                     1,876             2,439
       Separate account assets                                                      1,116,590         1,649,066
                                                                                  ------------     -------------
           Total assets                                                           $ 1,868,076      $  3,289,667
                                                                                  ============     =============

LIABILITIES
       Policy and contract reserves                                                   692,622         1,342,114
       Claim reserves                                                                     286            11,730
       Policyholders dividend payable                                                       -             3,441
       Borrowed money and interest thereon                                                  -           151,833
       Reinsurance payable                                                             19,161            10,550
       Payable for securities                                                               -             2,972
       Accounts payable and accrued expenses                                            3,971             3,660
       Due to affiliates                                                                1,255                16
       Asset valuation reserve                                                          1,066            20,783
       Interest maintenance reserve                                                     3,163            48,258
       Transfers from separate accounts                                               (39,743)          (61,423)
       Federal income tax payable                                                       9,259                 -
       Other liabilities                                                                5,254             8,037
       Separate account liabilities                                                 1,116,590         1,649,066
                                                                                  ------------     -------------
           Total liabilities                                                        1,812,884         3,191,037
                                                                                  ------------     -------------

CAPITAL AND SURPLUS:
       Common stock, $4.80 par value, 1,065,000 shares
           authorized, 1,043,565 shares issued and outstanding                          5,009             5,009
       Paid in surplus                                                                 41,028            41,028
                                                                                  ------------     -------------
           Total capital                                                               46,037            46,037
       Unassigned surplus                                                             (32,038)           52,593
       Special surplus funds                                                           41,193                 -
                                                                                  ------------     -------------
           Total capital and surplus                                                   55,192            98,630
                                                                                  ------------     -------------
           Total liabilities and capital and surplus                              $ 1,868,076      $  3,289,667
                                                                                  ============     =============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                      2002             2001
                                                                                  ------------     ------------
REVENUES
       Premium, annuity and other considerations                                  $   308,565      $   467,834
       Net investment income                                                           57,269          103,447
       Reserve adjustment on reinsurance ceded                                       (503,679)            (305)
       Commission and expense allowances on reinsurance ceded                          39,274              229
       Amortization of the interest maintenance reserve                                 2,116            6,546
       Other revenue                                                                   21,894           15,302
                                                                                  ------------     ------------
         Total revenue                                                                (74,561)         593,053
                                                                                  ------------     ------------

BENEFITS AND EXPENSES
       Death and disability benefits                                                   15,724           50,236
       Annuity and surrender benefits                                                 659,064          365,461
       Decrease in insurance and annuity reserves                                    (621,515)         (58,579)
       Other benefits                                                                   4,589            2,415
       Commissions                                                                     16,615           30,130
       General and administrative expenses                                             32,160           47,921
       Taxes, licenses and fees                                                         1,530            6,093
       Net transfers (from) to separate accounts                                     (206,030)         135,267
       Other expenses                                                                     (30)              76
                                                                                  ------------     ------------
           Total benefits and expenses                                                (97,893)         579,020
                                                                                  ------------     ------------

       Gain from operations before dividends to policyholders, federal income
         taxes and net realized capital losses                                         23,332           14,033
       Dividends to policyholders                                                          11            2,382
                                                                                  ------------     ------------
       Gain from operations before federal income taxes and net realized
         capital losses                                                                23,321           11,651
       Federal income tax (benefit)                                                     5,575           (5,768)
                                                                                  ------------     ------------
       Gain from operations before realized capital losses                             17,746           17,419
       Net realized capital losses, net of taxes and transfers to IMR                 (47,775)         (11,890)
                                                                                  ------------     ------------
         Net (loss) income                                                        $   (30,029)     $     5,529
                                                                                  ============     ============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                     2002             2001
                                                                                  ------------     -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                            $   98,630       $ 101,978
       Adjustment to surplus:
         Net (loss) income                                                           (30,029)          5,529
         Accrued capital contribution from parent                                      7,500               -
         Change in net unrealized capital gains (losses)                               1,008          (3,122)
         Change in net admitted deferred tax asset                                    (7,950)         (1,905)
         (Increase) decrease in non-admitted assets                                      423             241
         Increase in surplus as a result of reinsurance, net of tax                   41,193               -
         Decrease in asset valuation reserve                                          19,717           8,036
         Change in treasury stock                                                         -           20,812
         Cumulative effect of changes in accounting principles                            -           (2,027)
         Capital change related to treasury stock                                         -             (254)
         Paid in surplus change related to treasury stock                                  -         (20,558)
         Dividends to shareholder                                                    (75,300)        (10,100)
                                                                                  ------------     -----------
            Net adjustment to surplus                                                (43,438)         (3,348)
                                                                                  ------------     -----------
CAPITAL AND SURPLUS, END OF YEAR                                                  $   55,192       $  98,630
                                                                                  ============     ===========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

CONSECO VARIABLE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW
(IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                        YEARS ENDED DECEMBER 31,
                                                                                        2002             2001
                                                                                    -------------     ------------
OPERATIONS:
  Premiums, policy proceeds, and other considerations received, net of
     reinsurance paid                                                               $      315,69    $     467,308
                                                                                    -------------    -------------
  Net investment income received                                                           51,730          106,547
  Commission and expense allowances on reinsurance ceded                                    5,407              (75)
  Miscellaneous income                                                                     77,928           25,624
                                                                                    -------------    -------------
         Total income received                                                            450,756          599,404
  Benefits paid                                                                           683,812          420,153
  Commissions and other expenses paid                                                      44,720           84,933
  Net transfers (from) to Separate Accounts                                              (227,710)         130,202
  Dividends paid to policyholders                                                             (11)           2,112
  Federal income taxes paid                                                                 5,439           14,394
  Other revenues received less other expenses paid                                          4,280            1,591
                                                                                    -------------    -------------
         Total operating expenses paid                                                    510,530          653,385
                                                                                    -------------    -------------
               Net cash used in operations                                                (59,774)         (53,981)
                                                                                    -------------    -------------
INVESTMENT ACTIVITIES:
  Proceeds from sales, maturities, or repayments of investments:
     Bonds and stocks                                                                   1,667,607        1,933,565
     Mortgage loans and other invested assets                                              33,268           28,345
     Miscellaneous proceeds                                                                     -              183
                                                                                    -------------    -------------
         Total investment proceeds                                                      1,700,875        1,962,093
  Taxes paid on capital gains                                                                   -               98
                                                                                    -------------    -------------
     Net proceeds from sales, maturities, or repayments of investments                  1,700,875        1,962,191
  Cost of investments acquired:
     Bonds and stocks                                                                   1,302,397        1,916,449
     Other invested assets                                                                  2,283            4,844
  Miscellaneous applications                                                                2,973           (2,666)
                                                                                    -------------    -------------
         Total cost of investments acquired                                             1,307,653        1,918,627
  Net (increase) decrease in policy loans                                                 (50,682)            (874)
                                                                                    -------------    -------------
         Net cash provided by investment activities                                       443,904           44,438
                                                                                    -------------    -------------
FINANCING AND MISCELLANEOUS ACTIVITIES:
  Other cash provided:
     Deposits on deposit-type contract fund and other liabilities
          without life or disability contingencies                                         25,262           27,237
     Other sources                                                                          2,960           21,256
                                                                                    -------------    -------------
            Total other cash provided                                                      28,222           48,493
                                                                                    -------------    -------------
  Other cash applied:
     Return of paid in surplus                                                                  -           20,812
     Borrowed money                                                                       151,833          (93,378)
     Dividends to shareholders                                                             75,300           10,100
     Withdrawals on deposit-type contract fund and other liabilities
          without life or disability contingencies                                         45,212           26,713
  Net payment on reinsurance                                                              132,555
     Other applications, net                                                               80,982            4,353
                                                                                    -------------    -------------
          Total other cash applied (receipts)                                             485,882          (31,400)
                                                                                    -------------    -------------
         Net cash (used in) provided by financing and miscellaneous activities           (457,660)          79,893
                                                                                    -------------    -------------
     Net (decrease) increase in cash and short-term investments                           (73,530)          70,350
     Cash and short-term investments:
     Beginning of year                                                                    149,077           78,727
                                                                                    -------------    -------------
     End of year                                                                    $      75,547    $     149,077
                                                                                    =============    =============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

CONSECO VARIABLE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2002 AND 2001
(IN THOUSANDS)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Conseco Variable Insurance Company (the "Company" or "CVIC") is a life insurance company domiciled in the State of Texas. The Company markets primarily variable annuities, deferred annuities and certain employee benefit-related insurance products through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 15%, 12%, 12%, 11% and 11% of premiums collected during 2002 were on policies issued in Texas, Florida, California, New Jersey and Illinois, respectively. No other state comprised greater than 10% of premiums of collected.

     Effective October 1, 2002, the Company was acquired from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company, by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company. As part of the acquisition of CVIC by Inviva, Inviva issued 17,500 share of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. The holder of the Series D Preferred Shares has the right, so long as it owns 1/3 of the JNF Stock issued upon exchange of the Series D Preferred to appoint one designee to the JNF board of directors. These shares automatically convert to JNF stock on October 23, 2003. Inviva plans to eventually redeem these shares.

2.   BASIS OF PRESENTATION

     The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance ("Department"). Effective January 1, 2001, insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices.

     Accounting changes adopted to conform to the provisions of NAIC SAP or Texas SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported an adjustment that decreased unassigned funds (surplus) by $2,027 as of January 1, 2001. Included in this total adjustment is an increase of approximately $7,474 related to net deferred tax assets and a decrease of approximately $14,100 related to non-admitting certain other invested assets partially offset by a decrease in asset valuation reserve of $9,639.

     Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves ("IMR")and amortized into investment income over the estimated remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at market value for GAAP; 6) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; 7) premiums from interest sensitive and annuity policies are recognized as income rather than policy liabilities: 8) admitted deferred tax assets are limited by NAIC SAP and differ from the valuation allowance determined under GAAP. Changes in deferred income taxes are not reported as component of net income. The differences between GAAP and NAIC SAP would have a material effect on the Company's financial statements.

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS

     BONDS - Bonds not in default are generally stated at amortized cost using the interest method. All other bonds are stated at the lower of amortized cost or market value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment or the lower of amortized cost or fair market value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective adjustment method is used to value all securities except for interest only securities or securities where the yield had become negative, that are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

     PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or market value. Nonredeemable preferred stocks are reported at market value or lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

     COMMON STOCK - Common stock is stated at market value except that investments in stocks of subsidiaries and affiliates in which the Company has an interest of 20% or more are carried on the equity basis. Market value is determined by reference to valuations quoted by the SVO. Unrealized gains and losses are recorded directly to unassigned surplus. When an impairment is considered other than temporary, the cost of common stocks is written down and a realized loss is recognized.

     MORTGAGE LOANS - Mortgage loans on real estate are stated at the amortized cost, net of other than temporary impairment or valuation allowances, and exclude accrued interest.

     POLICY LOANS - Policy loans are stated at the unpaid principal balance of the loan.

     CASH AND SHORT-TERM INVESTMENTS - Cash includes bank deposits. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Market values for such investments approximate carrying value.

     REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

     ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

     INVESTMENT INCOME AND EXPENSES - Investment income is reported as earned and is presented net of related investment expenses.

     SPECIAL SURPLUS FUNDS

     Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

     NON-ADMITTED ASSETS

     Certain assets, principally past due receivables, furniture and fixtures and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet.

     LIFE AND ACCIDENT AND HEALTH PREMIUMS

     Life premiums deferred represents modal premium payments which are due after the valuation date, but before the next contract anniversary date. Deferred premiums generally are measured from the next modal premium due date to the next contract anniversary date. This balance is net of loading.

     Life premiums uncollected represent gross premium amounts that are due on or before the valuation date but have not been received.

     Accident and health premiums that are due and uncollected are identified separately as they generally are accrued to premium revenue.

     POLICY AND CONTRACT RESERVES

     Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 6% to 7.5%), which meet or exceed statutory requirements.

     Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2002 and 2001, averaged 6.2%, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions which meet statutory requirements.

     Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), which meet or exceed statutory requirements.

     Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

     Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

     Certain of the Company's variable annuity contracts contain a withdrawal provision, which provides for a reduction in the guaranteed minimum death benefit (GMDB) on a dollar-for-dollar basis when a partial withdrawal occurs. Currently there is ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a GMDB. Our discussions with the Texas Department of Insurance ("Department") indicate that they are currently studying this complex issue and have not yet determined their position. As a result, the Company continues to follow their current method of reserving for these variable annuity contracts until guidance is issued that clarifies this matter. While the Company has not yet determined the impact of this contract provision under these adverse scenarios and acknowledges that it could be significant, it does not believe the Department's ultimate position will result in a material increase to its policy reserves. The Department has indicated that it is unlikely any new guidance, including clarification of this issue, would be applied retroactively.

     The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Transfers from separate accounts represents the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

     CLAIM RESERVES

     Claims payable are amounts due on life and accident and health claims, which were incurred as of the statement date, but have not yet been paid. The accrual has two components: 1) claims in process of settlement as of the statement date and 2) those not yet reported but estimable based on historical experience.

     Extra premiums are charged for substandard lives for policies issued prior to July 1, 2000, plus the gross premium for rated age. Mean reserves are determined by computing the regular mean reserve for the plan at the end of the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1, 2000, for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality.

     The Tabular Interest, the Tabular Less Actual Reserve Released and the Tabular Cost have been determined by formula. For the determination of Tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product such valuation rate of interest times the mean amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

     REINSURANCE

     Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see Note 7.

     FEDERAL INCOME TAX

     The federal income tax provision (benefit) included in the statement of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

     DEFERRED INCOME TAXES

     Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

     SEPARATE ACCOUNT ASSETS/LIABILITIES

     Investments held in the separate accounts are stated at market value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

     PREMIUMS AND ANNUITY CONSIDERATIONS

     Insurance premiums and annuity considerations are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.

     OTHER REVENUE

     Other revenue consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts are recognized as income when charged to the underlying account.

     GENERAL AND ADMINISTRATIVE EXPENSES

     General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by its parent. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

     POLICYHOLDER DIVIDENDS

     Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payments subsequent to plan anniversary dates and payable in the next calendar year.

     ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

     RECLASSIFICATION

     Certain 2001 amounts included in the accompanying financial statements have been reclassified to conform to the 2002 presentation.

4.   INVESTMENTS

     FIXED MATURITIES AND EQUITY SECURITIES

     The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2002 are as follows:

                                                       GROSS UNREALIZED
                                        AMORTIZED   ----------------------     NAIC MARKET
                                          COST          GAINS       LOSSES        VALUE
                                       ----------   ----------   ----------    ----------
      Fixed maturities:
        Governments                    $   47,161   $    1,281  $         -    $   48,442
        Special revenue                   191,877        1,819       (1,171)      192,525
        Public utilities                   44,843            -       (2,270)       42,573
        Industrial and miscellaneous      273,666       11,850      (12,273)      273,243
        Credit tenant loans                42,477          470         (470)       42,477
                                       ----------   ----------   ----------    ----------
        Sub - total debt securities       600,024       15,420      (16,184)      599,260

        Preferred Stock                     3,345            -          (91)        3,254

        Common Stock                           10            -            -            10
                                       ----------   ----------   ----------    ----------
        Total                          $  603,379   $   15,420   $  (16,275)   $  602,524
                                       ==========   ==========   ==========    ==========

     The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2001 are as follows:

                                                                                GROSS UNREALIZED
                                                             AMORTIZED    ---------------------------     NAIC MARKET
                                                               COST           GAINS        LOSSES            VALUE
                                                           ------------   ------------   ------------    ------------
     Fixed maturities:
       Governments                                         $     42,812   $      1,291   $       (129)   $     43,974
       Political subdivisions of states, territories and
            possessions                                           2,130            139              -           2,269
       Special revenue                                          345,336          2,562         (5,817)        342,081
       Public utilities                                          81,582            360         (2,496)         79,446
       Industrial and miscellaneous                             758,023          4,350        (45,889)        716,484
       Credit tenant loans                                       51,123            371         (1,258)         50,236
       Parent, subsidiaries and affiliates                       18,224              -        (12,274)          5,950
                                                           ------------   ------------   ------------    ------------
       Sub - total debt securities                            1,299,230          9,073        (67,863)      1,240,440

       Preferred Stock                                           14,836            203              -          15,039
       Common Stock                                               1,517              -              -           1,517
                                                           ------------   ------------   ------------    ------------
       Total                                               $  1,315,583   $      9,276   $    (67,863)   $  1,256,996
                                                           ============   ============   ============    ============

     As of December 31, 2002 and 2001, the Company had fixed maturity securities with a statement value of $11,843 and $11,885, respectively, on deposit with various state regulatory agencies.

     The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2002 are as follows:

                                                                                 NAIC
                                                            STATEMENT           MARKET
                                                              VALUE             VALUE
                                                          -------------    -------------
    Due in one year or less                                $    11,784      $    11,783
    Due after one year through five years                       46,960           48,299
    Due after five years through ten years                     109,243          109,710
    Due after ten years                                        191,759          187,432
                                                          -------------    -------------
           Subtotal                                            359,746          357,224
    Mortgage-backed securities                                 240,278          242,036
                                                          -------------    -------------
           Total bonds                                     $   600,024      $   599,260
                                                          =============    =============

     Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     Net realized capital losses consisted of the following:

                                                                                   2002             2001
                                                                               -------------    -----------
    Bonds                                                                      $   (48,419)     $ (12,016)
    Preferred stocks                                                               (24,794)            96
    Common stocks                                                                       41            316
    Mortgage loans on real estate                                                        -           (165)
    Other invested assets                                                                -           (439)
    Federal income tax expense                                                          25             98
                                                                               -------------    -----------
           Net realized capital losses, net of tax                                 (73,147)       (12,110)
    Transfer from IMR, net of tax                                                   25,372            220
                                                                               -------------    -----------
           Net realized capital losses, net of tax and transfer
             to IMR                                                            $   (47,775)       (11,890)
                                                                               =============    ===========

     In 2002, net realized capital losses on bonds consisted of $184 gross realized gains and $48,603 gross realized losses. In 2001, net realized capital losses on bonds consisted of $13,802 gross realized gains and $25,818 gross realized losses. For the years ended December 31, 2002 and 2001, proceeds from the sales of fixed maturity securities were $1,923,211 and $1,906,909, respectively. During 2002, as part of Inviva's acquisition of the Company, certain investment assets identified by the Inviva were either sold or exchanged for their fair value, and replaced with new securities. These sales resulted in realized losses of $31,647, which are reflected in the above table.

     In 2002 and 2001, gross realized losses included $30,035 and $15,666, respectively, of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

     At December 31, 2002 and 2001, the Company held unrated or less-than-investment grade corporate bonds of $64,158 and $140,939 respectively, with an aggregate fair value of $53,644 and $92,079, respectively. Those holdings amounted to 10.7% and 10.8% of the Company's investments in bonds at December 31, 2002 and 2001, respectively, and 3.4% and 4.3%, of the Company's total admitted assets at December 31, 2002 and 2001, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

     INVESTMENT INCOME

     Net investment income for the years ended December 31, 2002 and 2001, including accrual of discount and amortization of premiums, arose from the following sources:

                                                                             2002              2001
                                                                         ------------       ----------
    Bonds                                                                $    47,943        $  93,858
    Preferred stocks                                                           5,085            2,454
    Common stocks                                                                 34               67
    Mortgage loans on real estate                                              2,058            2,625
    Policy loans                                                                (104)           4,606
    Cash and short-term investments                                            2,053            4,132
    Other invested assets                                                      2,065              125
                                                                         ------------       ----------
         Total gross investment income                                        59,134          107,867
    Investment expenses                                                        1,865            4,420
                                                                         ------------       ----------
         Net investment income                                           $    57,269        $  103,447
                                                                         ============       ==========

     Accrued investment income excluded from surplus at December 31, 2002 and 2001 amounted to $2 and $43, respectively, and consists principally of bond interest where collection is not probable.

     COMMON AND PREFERRED STOCKS

     Affiliated common stock amounting to $470 at December 31, 2001, representing the Company's 100% investment in Eagle Mortgage Company, Inc., which engages in mortgage banking and purchasing first and second mortgages on commercial and residential property was sold in 2002 to Conseco Life of Texas. Proceeds from the sales of investments were $500; resulting in a gross realized gain of $30. The cost of all other common stocks held by the Company at December 31, 2002 and 2001 was $10 and $1,056, respectively.

     MORTGAGE LOANS

     At December 31, 2002, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 21%, 16%, 15% and 11% of the mortgage loan balance was on properties located in Michigan, West Virginia, New York and California, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

     During 2002, the respective minimum and maximum lending rates for mortgage loans were 9% and 11% for residential, 7% and 11% for commercial loans, and 9% and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. At December 31, 2002 and 2001, the Company held mortgages aggregating $12 and $0, respectively, with interest overdue beyond 180 days (excluding accrued interest). During 2002 and 2001, the Company had no impaired mortgage loans.

     During 2002 and 2001, no new mortgage loans were issued and no rates were reduced on existing mortgages.

     SHORT TERM BORROWINGS

     At December 31, 2001 the Company had an outstanding liability for borrowed money and accrued interest thereon of $151,833 relating to dollar repurchase agreements with brokers to sell and subsequently repurchase mortgage-backed securities. These securities were sold for cash with a specific date to repurchase similar securities. The securities were repurchased in January 2002 with an average finance rate of 6.14%.

     SECURITY LENDING

     The Company did not enter into any securities lending agreements during 2002 and there were none open at December 31, 2002. The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy is to require a minimum collateral of 102% of the fair value of the securities loaned calculated on a daily basis and collateralized by either cash or securities. The fair value of the securities loaned to others at December 31, 2001 was $8,663. The fair value of the collateral maintained against these securities was $8,896 or 103% of the fair value of the securities loaned.

5.   POLICY AND CLAIM RESERVES

     As of December 31, 2002 and 2001, the Company had $5,398,813 and $6,080,971, respectively of individual and group life insurance in force. On $450,162 and $497,916 of insurance in force as of December 31, 2002 and 2001, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,087 and $1,156 at December 31, 2002 and 2001, respectively.

     Substantially all of the separate account business of CVIC relates to individual variable annuities with non-guaranteed returns. However, CVIC also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

     Guaranteed minimum income benefit ("GMIB") - Certain of the Company variable products provide an annuitization benefits equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

     Guaranteed minimum death benefit ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

     At December 31, 2002, the Company had the following with guaranteed benefits as follows:

         BENEFIT AND TYPE    SUBJECTED ACCOUNT                             REINSURANCE RESERVE
           OF RISK                  VALUE             GROSS RESERVE               CREDIT
       -------------------- ---------------------- ---------------------- -----------------------
       GMDB                           $1,048,235                $39,126                 $27,302
       GMIB                                3,811                     29                      29

     At December 31, 2001, the Company had the following with guaranteed benefits as follows:

         BENEFIT AND TYPE    SUBJECTED ACCOUNT                             REINSURANCE RESERVE
           OF RISK                  VALUE             GROSS RESERVE               CREDIT
       -------------------- ---------------------- ---------------------- -----------------------
       GMDB                             $1,485,558                $40,481                 $33,701
       GMIB                                  3,889                     15                      15

     At December 31, 2002, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                                          % OF
                                                                                        AMOUNT           TOTAL
                                                                                   ------------     -------------
    Subject to discretionary withdrawal:
          With market value adjustment                                             $      1,355              0.1%
          At book value less current surrender charge of 5% or more                     119,700              6.8%
          At market value                                                             1,075,171             61.2%
                                                                                   ------------     -------------
          Total with adjustment or at market value                                    1,196,226             68.1%
          At book value with minimal or no charge or adjustment                         494,928             28.1%
    Not subject to discretionary withdrawal                                              67,169              3.8%
                                                                                   ------------     -------------
    Total gross                                                                       1,758,323            100.0%
    Reinsurance ceded                                                                         -                 -
                                                                                   ------------     -------------
    Total net                                                                      $  1,758,323            100.0%
                                                                                   ============     =============

     At December 31, 2001, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                                       % OF
                                                                                      AMOUNT          TOTAL
                                                                                    -----------     ---------
      Subject to discretionary withdrawal:
            With market value adjustment                                            $       731          0.0%
            At book value less current surrender charge of 5% or more                   149,002          6.1%
            At market value                                                           1,586,654         65.3%
                                                                                    -----------     ---------
            Total with adjustment or at market value                                  1,736,387         71.4%
            At book value with minimal or no charge or adjustment                       625,322         25.7%
      Not subject to discretionary withdrawal                                            69,789          2.9%
                                                                                    -----------     ---------
      Total gross                                                                     2,431,498        100.0%
      Reinsurance ceded                                                                       -            -
                                                                                    -----------     ---------
      Total net                                                                     $ 2,431,498        100.0%
                                                                                    ===========     =========

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments as of December 31, 2002 are as follows:

                                                                             STATEMENT         ESTIMATED
                                                                               VALUE           FAIR VALUE
                                                                           ------------      -------------
        ASSETS
        Bonds                                                              $   600,024       $    599,260
        Preferred stocks                                                         3,345              3,254
        Common stock                                                                10                 10
        Cash and short-term investments                                         75,547             75,547
        Policy loans                                                            22,435             22,435
        Mortgage loans on real estate                                           21,790             22,611

        LIABILITIES
        Policy and contract reserves                                       $   692,622       $    633,682

     Amounts related to the Company's financial instruments as of December 31, 2001 are as follows:

                                                                            STATEMENT          ESTIMATED
                                                                              VALUE           FAIR VALUE
                                                                           ------------      ------------
        ASSETS
        Bonds                                                              $ 1,299,230       $  1,240,440
        Preferred stocks                                                        14,836             15,575
        Common stock                                                             1,517              1,517
        Cash and short-term investments                                        149,077            149,077
        Policy loans                                                            73,673             73,673
        Mortgage loans on real estate                                           27,267             26,605

        LIABILITIES
        Policy and contract reserves                                       $ 1,342,114       $  1,226,134

     BONDS AND EQUITY SECURITIES - Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

     CASH AND SHORT-TERM INVESTMENTS - The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

     POLICY LOANS - The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

     MORTGAGE LOANS ON REAL ESTATE - Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

     POLICY AND CONTRACT RESERVES - Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

     The fair values of liabilities was calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.   REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

     The Company reinsured substantially its entire individual life business to Protective Life Insurance Company, effective January 1, 2002, and 100% of its group life and accident and health business and the balance of the individual life business to Washington National Insurance Company ("WNIC"), a Conseco subsidiary, effective October 1, 2002. Protective Life Insurance Company and WNIC will provide for full servicing of the insurance policies. The Company has transferred the ownership of the assets and rights under these agreements. The total reserves transferred under these agreements during 2002 were $503,678. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions was recorded as an increase to surplus, as special surplus funds, net to tax.

     The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $26,400 of its $39,126 GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation.

     Neither Inviva nor any of its related parties control directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). CVIC has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by CVIC prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2002 were approximately $500.

     No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2002, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

     Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                                 2002          2001
                                                                              --------      --------
      Premiums, annuity considerations and fund deposits                     $  40,118      $  4,308
      Policyholder benefits                                                     67,653         4,760
      Change in insurance and annuity reserves                                 464,518        38,019
      Policy and contract reserves                                             544,041        61,011


     The Company reinsures certain of its risks with other companies which are accounted for as transfers of risk. The Company retains a maximum of $500 of coverage per individual life. Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

     In 2002 and 2001, the Company entered into new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. As of December 31, 2002 and 2001, respectively, the amount of reinsurance credits, whether an asset or reduction of liability, taken for such new agreements was $491,453 and $10,618.

     The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $23 and $6, at December 31, 2002 and 2001, respectively. During 2002 and 2001, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

     The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $300 and $918 as of December 31, 2002 and 2001, respectively):

                                                                                2002          2001
                                                                             ----------    ----------
    SHORT DURATION CONTRACTS
    Direct premiums                                                          $   15,113    $   17,670
    Reinsurance assumed                                                              30             -
    Reinsurance ceded                                                             3,941           750
                                                                             ----------    ----------
      Premiums                                                               $   11,202    $   16,920
                                                                             ==========    ==========

    LONG DURATION CONTRACTS
    Direct premiums                                                          $  333,540    $  452,598
    Reinsurance assumed                                                               -           955
    Reinsurance ceded                                                            36,177         3,557
                                                                             ----------    ----------
      Premiums                                                               $  297,363    $  449,996
                                                                             ==========    ==========

     The Company does have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no estimated amount of the aggregate reduction in surplus of a unilateral cancellation by the reinsurer as of the date of the financial statements for those agreements in which cancellation results in a net obligation of the Company to the reinsurer and for which such obligation is not presently accrued. The Company held no reinsurance credit for the unilateral cancellation by the reinsurer.

8.   COMMITMENTS AND CONTINGENCIES

     Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition.

     The Department has notified the Company that they intend to commence a triennial examination of the Company for the years 1999-2001 within the next several months.

     The Company has established a liability for guaranty fund assessments on several insolvencies of $400 and $1,700, as of December 31, 2002 and 2001, respectively. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2002 and 2001, respectively, the Company has estimated probable recoveries through premium tax credits to be $701 and $942. The period over which the credits are realized varies by state but typically range from five to ten years.

     As part of Inviva's acquisition of the Company, certain accounts (suspense accounts) which had a net balance of approximately a $2,800 asset as of September 30, 2002, were written off. Management believes that any subsequent activity pertaining to these unreconciled amounts will not have a material impact on the Company's financial position.

9.   FEDERAL INCOME TAXES

     For 2002, the Company will file two federal income tax returns. The first return will be a consolidated return filed by Conseco, Inc. and cover the period January1, 2002 through September 30, 2002. The Company was subject to a tax sharing agreement as part of the consolidated Conseco tax return filed with the Internal Revenue Service. The tax allocation method was based upon separate return calculations with current credit for net losses subject to certain limitations. The second return will include the period October 1, 2002 through December 31, 2002 and will be filed a separate life insurance company federal income tax return.

     As of December 31, 2002, the Company had tax capital loss carryforwards of $26,158 which expire in 2007. As of December 31, 2002, the Company had no tax operating loss carryforwards.

     The federal income tax payable at December 31, 2002 of $9,259 included $5,989 payable to Conseco and $3,270 payable to the Internal Revenue Service. The federal income tax recoverable at December 31, 2002 of $10,127 included $15,509 receivable from Conseco Life of Texas and $5,382 payable to Conseco.

     Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:

                                                                           2002         2001
                                                                        ---------    --------
          Gross deferred tax assets                                     $  24,283    $ 34,435
          Gross deferred tax liabilities                                       47       2,249
                                                                        ---------    --------
          Net deferred tax assets                                          24,236      32,186
          Nonadmitted deferred tax assets                                  20,070      23,350
                                                                        ---------    --------
          Admitted deferred tax assets                                  $   4,166    $  8,836
                                                                        ---------    --------
          Decrease in deferred tax assets nonadmitted                   $   3,280    $  3,267
                                                                        =========    ========

     The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:

                                                                   2002            2001          CHANGE
                                                              -------------   -------------   -------------
     DTAS:
         Insurance reserves                                   $       1,894   $       9,262   $     (7,368)
         Proxy DAC                                                    3,832          13,846        (10,014)
         Investments                                                 17,051           7,679          9,372
         Other                                                        1,506           3,648         (2,142)
                                                              -------------   -------------   -------------
           Gross DTAs                                                24,283          34,435        (10,152)
         Nonadmitted DTAs                                            20,070          23,350         (3,280)
                                                              -------------   -------------   -------------
           Net admitted DTA                                           4,213          11,085         (6,872)
     DTLS:
         Investment income                                               40             374            334
         Life insurance premiums due & uncollected                        -           1,861          1,861
         Other                                                            7              14              7
                                                              -------------   -------------   -------------
           Gross DTL                                                     47           2,249          2,202
                                                              -------------   -------------   -------------
           Net admitted deferred tax assets                   $       4,166   $       8,836   $     (4,670)
                                                              =============   =============   =============

     Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                                                     2002           2001
                                                                                  ----------    ----------
Current year expense on operating income                                          $    8,075    $    1,052
Prior year over accrual of tax                                                        (3,141)       (6,820)
Other                                                                                    641             -
                                                                                  ----------    ----------
Current income taxes incurred on operating income                                 $    5,575    $   (5,768)
                                                                                  ==========    ==========

The significant book to tax differences in 2002 are as follows:

                                                                                  TAX EFFECT        RATE
                                                                                  ----------    ------------
Income before taxes                                                               $    8,167          35.0%
Difference in statutory and tax reserves                                              (4,780)        (20.5)%
Difference in statutory and tax investment income                                      1,709           7.3%
Deferred acquisition costs                                                            (6,721)        (28.8)%
Reinsurance commissions                                                                7,959          34.1%
Other                                                                                  1,741           7.5%
                                                                                  ----------    ------------
Taxable income from operations                                                    $    8,075          34.6%
                                                                                  ==========    ============

10.  RELATED PARTY TRANSACTIONS

     The Company declared an ordinary dividend in the amount of $7,300 on April 17, 2002 to its previous sole shareholder, Conseco Life Insurance Company of Texas. An extraordinary dividend in the amount of $68,000 was declared on April 18, 2002, subject to the receipt of a ceding commission from the coinsurance of 100% of the Company's life insurance in force to an unaffiliated insurer. The ceding commission in the amount of $49,500 was received on June 28, 2002. The declared dividend totaling $75,300 was paid on October 23, 2002. On December 21, 2001, the Company paid a common stock dividend in the amount of $10,100 in cash to Conseco Life of Texas.

     On October 23, 2002, the Company sold certain invested assets to Conseco Health Insurance Company, a former affiliate, for cash in the amount of $25,189 after approval by the Texas Department of Insurance.

     The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

     During 2002 and 2001, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

     The Company has not made any guarantees or undertakings for the benefit of an affiliate, which would result in a material contingent exposure of the Company's or any affiliated insurer's assets to loss.

     Under an investment advisory services agreement, Conseco Capital Management, Inc., a Conseco affiliate, manages the Company's investments and provided investment accounting services, for which expenses totaled $1,680 and $2,593 in 2002 and 2001, respectively.

     Conseco Mortgage Capital, Inc., another Conseco affiliate, provides origination and servicing for the Company's mortgage loans, for which expenses totaled $126 and $185 in 2002 and 2001, respectively.

     The Company also has a service agreement with Conseco Services, LLC, also a Conseco affiliate, under which certain administrative services are provided to the Company. This agreement stipulates that fees for such services will be 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. Expenses under this agreement totaled $21,772 and $39,366 in 2002 and 2001, respectively.

     The Company also has an administrative agreement with Conseco Securities, Inc., also a Conseco affiliate, which provides administrative services in connection with the Company's variable products. The Company paid $72 and $132 in 2002 and 2001, respectively, under this agreement.

     In addition, Conseco Services, LLC, provides accounting, tax, marketing, actuarial, legal, data processing, and other functional support services. The expenses incurred under this service agreement, while Conseco Services, LLC was an affiliated party of the Conseco, are allocated to the appropriate expense classification on Exhibit 2 as if they had been borne directly by the Company.

     Effective October 23, 2002, Inviva, Inc. provides certain general and administrative expenses to the Company under a service agreement. The expenses incurred under this service agreement of approximately $2,705 are allocated to the appropriate expense classification on Exhibit 2 as if they had been borne directly by the Company.

     During 2002, the Company recognized an impairment write down in the amount of $16,401 on its investment in collateralized obligations issued by securitization trusts through Conseco Finance Corp. These securities were sold during 2002.

     During 2002, the Company did not have an investment in an SCA entity that exceeded 10% of admitted assets.

11.  SEPARATE ACCOUNTS

     Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

     Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the year ended December 31, are as follows:

                                                              2002                                  2001
                                             -------------------------------------   ----------------------------------
                                                  SEPARATE                NON-            SEPARATE             NON-
                                                ACCOUNTS WITH          GUARANTEED      ACCOUNTS WITH        GUARANTEED
                                                  GUARANTEES            SEPARATE         GUARANTEES          SEPARATE
                                                   INDEXED              ACCOUNTS          INDEXED            ACCOUNTS
                                             -------------------------------------   ----------------------------------
     Premiums, deposits and other
      considerations                            $         44        $    255,664     $          49     $    336,010
                                             =====================================   ==================================

     For accounts with assets at:
        Market value                            $      1,355        $  1,075,492     $         731     $  1,586,911
                                             =====================================   ==================================

     Reserves for separate accounts by
      withdrawal characteristics:
        Subject to discretionary withdrawal:
          With market value adjustment          $      1,355       $           -     $         731     $          -
          At market value                                -              1,072,219                -         1,582,265
                                             --------------------------------------  ----------------------------------
        Subtotal                                       1,355            1,072,219              731         1,582,265
        Not subject to discretionary
         withdrawal                                      -                  3,273                -             4,646
                                             --------------------------------------  ----------------------------------
        Total separate account liabilities      $      1,355       $    1,075,492    $         731     $    1,586,911
                                             ======================================  ==================================

     Amounts transferred to and from non-guaranteed separate accounts in the Statement of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:

                                                                     2002                   2001
                                                               -------------------   ------------------
     Transfers to Separate Accounts                               $   256,874           $  337,022
     Transfers from Separate Accounts                                 462,904              201,755
                                                               -------------------   ------------------
     Net transfers from (to) Separate Accounts                    $  (206,030)          $  135,267
                                                               ===================   ==================

12.  CAPITAL AND SURPLUS

     The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2002 was $17,746. Statutory surplus as regards policyholders as of December 31, 2002 was $55,192. The maximum dividend payout which may be made without prior approval in 2003 is $17,746. However, due to restrictions on dividends within a twelve month period, the maximum dividend payout may not be made without prior approval until October 23, 2003.

     The Company owned all of the 2,538 shares of its $100 par value Series A preferred stock. These shares were being carried as treasury stock. On May 2, 2001, the Company cancelled all of these preferred shares and no longer has any preferred stock outstanding.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002 and 2001, respectively, the Company meets its RBC requirements.

13.  RECONCILIATION TO STATUTORY ANNUAL STATEMENT

     The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2002 Annual Statement, to the amounts reported in the accompanying statutory-basis financial statements:

                                                                          CAPITAL AND         NET INCOME
                                                                            SURPLUS           YEAR ENDED
                                                                          DECEMBER 31,       DECEMBER 31,
                                                                              2002               2002
                                                                         --------------    --------------
     As reported in Annual Statement                                     $       61,586    $      (19,475)
     Deduct nonadmitted receivable from affiliate-capital
          contribution                                                           (7,500)                -
     Decrease in insurance annuity reserves                                       1,000             1,000
     Decrease other miscellaneous                                                   106               106
     Decrease in ceding commission income recognized                                  -           (11,660)
                                                                         --------------    --------------
     Total as reported in the accompanying audited statutory-basis
       balance sheet                                                     $       55,192    $      (30,029)
                                                                         ==============    ==============

     The Company recorded a receivable from its parent, Inviva, as a capital contribution at December 31, 2002. This amount was collected in March 2003. Under NAIC SAP capital contribution receivables not collected by the date on which the annual statement is filed, must be non-admitted. Following correspondence during March 2003 with the Texas Department of Insurance, it was agreed that restatement and refilling of the Annual Statement was not required for this item.

     Other miscellaneous is comprised of the following adjustments: policy loans, accrued interest and expenses, reinsurance recoverables, other-than temporary impairments, current tax expenses, deferred tax assets, non-admitted deferred tax assets and other post-retirement benefits.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of Jefferson National Life Insurance Company ("Company" or "Jefferson National") and Jefferson National Life Annuity Account C are included in Part B hereof.


(b)               Exhibits

    (1) Resolution of the Board of Directors of Great American Reserve Variable Annuity Fund, Great American Reserve Variable Annuity Account C and Great American Reserve Variable Annuity Account D authorizing the reorganization of Separate Account dated July 27, 1992.(3)

    (2)           Not Applicable.

    (3) Form of Principal Underwriting Agreement between Great American Reserve Insurance Company, Great American Reserve Variable Account, and GARCO Equity Sales, Inc.(3)


    (4)           Form of Group Variable Retirement Contract and
                  Certificate.(3)


    (5)           Application for Contracts listed at Exhibit 4.(3)

    (6) (a) Articles of Incorporation of Great American Reserve Insurance Company.(2)

        (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company.(4)

        (c)       Amended and Restated By-Laws of the Company.(4)

    (7)           Not Applicable.


    (8) (a) (i)   Form of Fund Participation Agreement between The Alger
                  American Fund, Great American Reserve Insurance Company and
                  Fred Alger and Company, Incorporated.(1)

            (ii) Amendment to Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and Great American Reserve Insurance Company.(9)

            (iii) Amendment to Participation Agreement among The Alger American
                  Fund, Fred Alger and Company, Incorporated and Conseco Variable Insurance Company, Inc.(9)

        (b) (i)   Participation Agreement among Berger Institutional
                  Products Trust, BBOI Worldwide LLC and Great American Reserve Insurance Company.(9)

            (ii) Amendment to Participation Agreement among Berger Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company.(9)

            (iii) Amendment to Participation Agreement among Berger
                  Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company.(9)

        (c) (i) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.(1)

            (ii) Amendment to Fund Participation Agreement among Conseco Variable Insurance Company, Federated Securities Corp. and Federated Insurance Series.(9)

            (iii) Amendment to Fund Participation Agreement among Federated
                  Securities Corp., Federated Insurance Series and Conseco Variable Insurance Company, Inc.(9)

        (d) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(9)

            (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(9)

            (iii) Amendment to Fund Participation Agreement among Van Eck
                  Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company, Inc.(9)

            (iv) Amendment to Fund Participation Agreement between Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company.(9)

            (v) Amendment to Fund Participation Agreement between Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.(11)

        (e) (i) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.(1)

            (ii) Amendment to Fund Participation Agreement between Lord Abbett Series Fund, Inc. and Great American Reserve Insurance Company.(10)

        (f) (i) Form of Fund Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services, Inc.(1)

            (ii) Amendment to Fund Participation Agreement by and among Great American Reserve Insurance Co. and American Century Investment Services, Inc.(9)

            (iii) Amendment to Fund Participation Agreement by and among Great
                  American Reserve Insurance Co. and American Century Investment Services, Inc.(9)

            (iv) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc.(9)

            (v) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc.(9)

        (g) (i) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and Great American Reserve Insurance Company.(10)

            (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc.(10)

            (iii) Amendment to Participation Agreement among INVESCO Variable
                  Funds, Inc., INVESCO Funds Group, Inc. and Conseco Variable Insurance Company.(10)

            (iv) Amendment to Fund Participation Agreement among INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. and Conseco Variable Insurance Company, Inc.(10)

            (v) Amendment to Fund Participation Agreement between Conseco Variable Insurance Company, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and INVESCO Variable Investment Funds, Inc.(10)

        (h) (i) Form of Fund Participation Agreement among Rydex Variable Trust, PADCO Financial Services, Inc. and Conseco Variable Insurance Company.(4)

            (ii) Form of Fund Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Jefferson National Life Insurance Company.(11)

        (i) Form of Fund Participation Agreement among Pioneer Variable Contracts Trust, Conseco Variable Insurance Company, Pioneer Investment Management Inc., and Pioneer Funds Distributor, Inc.(5)

        (j) Form of Fund Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.(6)

            (ii) Amendment to Fund Participation Agreement among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company, Inc.(9)

        (k) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company.(6)

            (ii) Amendment to Schedule A of the Participation Agreement by and among First American Insurance Portfolios, Inc., U.S. Bancorp Asset Management, Inc. and Conseco Variable Insurance Company.(9)

        (l) (i) Fund Participation Agreement between Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.(9)

            (ii) Amendment to Fund Participation Agreement between the Dreyfus Corporation and Conseco Variable Insurance Company.(9)

        (m) (i) Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company.(9)

            (ii) Amendment to Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company.(9)

            (iii) Fund Participation Agreement between Janus Aspen Series and
                  Jefferson National Life Insurance Company.(11)

        (n) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc.(9)

            (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc.(9)

            (iii) Amendment to Fund Participation Agreement among Lazard Asset
                  Management, Lazard Retirement Series, Inc. and Conseco Variable Insurance Company.(9)

        (o) (i) Fund Participation Agreement between Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Great American Reserve Insurance Company.(9)

            (ii) Addendum to Fund Participation Agreement among Conseco Variable Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(9)

            (iii) Amendment to Fund Participation Agreement among Neuberger
                  Berman Adviser Management Trust, Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.(9)

            (iv) Amendment to Fund Participation Agreement among Neuberger Berman Adviser Management Trust, Neuberger Berman Management Inc. and Conseco Variable Insurance Company, Inc.(11)

        (p) (i) Participation Agreement by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.(9)

            (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.(9)

            (iii) Amendment to Participation Agreement by and among Conseco
                  Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.(9)

            (iv) Amendment to Participation Agreement by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.(9)

        (q) Participation Agreement among Conseco Variable Insurance Company, Conseco Series Trust and Conseco Equity Sales, Inc.(11)

        (r) Participation Agreement by and among Jefferson National Life Insurance Company, Royce Capital Fund and Royce Associates, LLC.(11)

        (s) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Jefferson National Life Insurance Company and Inviva Securities Corporation.(11)

        (t) Participation Agreement by and among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(11)

        (u) Shareholder Services Agreement by and between Jefferson National Life Insurance Company and Third Avenue Management LLC.(11)

    (9)           Opinion and Consent of Counsel.(8)


    (10)(a)       Consent of Morgan, Lewis & Bockius LLP.(11)

        (b)       Consent of Independent Auditors.(11)


    (11)          Not Applicable.

    (12)          None.

    (13)          Schedule for computation of performance quotations.(7)

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(2) Incorporated by reference to the initial registration statement on Form N-4, Great American Reserve Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos. 333-00373 and 811-07501).

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4, Great American Reserve Variable Annuity Account C, filed electronically on May 15, 1998 (File Nos. 33-61122 and 811-4819).

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account C, filed electronically on April 28, 2000 (File Nos. 33-61122 and 811-4819).

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Conseco Variable Annuity Account C, filed electronically on December 29, 2000 (File Nos. 33-61122 and 811-4819).

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 21 to Form N-4, Conseco Variable Annuity Account C, filed electronically on May 1, 2001 (File Nos. 33-2460 and 811-4819).

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4, filed electronically on May 1, 2001 (File Nos. 33-61122 and 811-4819).


(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, filed electronically on May 1, 2002 (File Nos. 33-61122 and 811-4819).

(9) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4, Conseco Variable Annuity Account E, filed electronically on June 24, 2002 (File Nos. 033-74092 and 811-08288).

(10) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account G, filed electronically on June 24, 2002 (File Nos. 333-00373 and 811-07501).

(11) Filed herein.

ITEM 25. DIRECTORS AND OFFICERS OF JEFFERSON NATIONAL

     The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts.



                 NAME                      POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
------------------------------------------------------------------------------------------------------------------------
             David Smilow                  Director, Chairman of the Board and    435 Hudson Street, 2nd Floor
                                                 Chief Executive Officer          New York, NY 10014

          Tracey Hecht Smilow               Director and Vice Chairman of the     435 Hudson Street, 2nd Floor
                                                          Board                   New York, NY 10014

             Shane Gleeson                      Director and President            9920 Corporate Campus Drive, Suite 1000
                                                                                  Louisville, KY 40223

              Dean Kehler                              Director                   CIBC World Markets
                                                                                  425 Lexington Avenue
                                                                                  3rd Floor
                                                                                  New York, NY 10017

             Thomas Leaton                             Director                   305 Roosevelt Ct., NE
                                                                                  Vienna, VA 22180

            Mark Singleton                       Chief Financial Officer          435 Hudson Street, 2nd Floor
                                                                                  New York, NY 10014

            Craig A. Hawley                   General Counsel and Secretary       9920 Corporate Campus Drive, Suite 1000
                                                                                  Louisville, KY 40223

              Gary Thomas                             Chief Actuary               9920 Corporate Campus Drive, Suite 1000
                                                                                  Louisville, KY 40223

             Greg Goulding                       Chief Corporate Actuary          435 Hudson Street, 2nd Floor
                                                                                  New York, NY 10014

                 NAME                      POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
------------------------------------------------------------------------------------------------------------------------
              Todd Solash                     Director of Sales & Marketing       435 Hudson Street, 2nd Floor
                                                                                  New York, NY 10014

              Eric Solash                               Treasurer                 435 Hudson Street, 2nd Floor
                                                                                  New York, NY  10014

            Mary Kaczmarek                   Director - Strategic Relations       435 Hudson Street, 2nd Floor
                                                                                  New York, NY 10014

             Chris Tosney                       Director - Administration         9920 Corporate Campus Drive, Suite 1000
                                                                                  Louisville, KY 40223

              John Smith                    Director - Information Technology     9920 Corporate Campus Drive, Suite 1000
                                                                                  Louisville, KY 40223

             Martin Catron                             Controller                 435 Hudson Street, 2nd Floor
                                                                                  New York, NY 10014

             Martha Reesor                          Chief Underwriter             9920 Corporate Campus Drive, Suite 1000
                                                                                  Louisville, KY 40223

              Simon Walsh                         Director - Marketing            435 Hudson Street, 2nd Floor
                                                                                  New York, NY 10014

              Bob Mittel                     Director - Business Development      435 Hudson Street, 2nd Floor
                                                                                  New York, NY 10014

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company.






EDGAR REPRESENTATION OF THE PRINTED GRAPHIC

--------------------------------
David Smilow and Tracey Hecht
 Smilow and Family Members
--------------------------------

                   100%
--------------------------------           --------------------------------
    Inviva, L.L.C. (CA)                       Inviva, Inc. Management and
--------------------------------                     Employees
                                           --------------------------------

                    78%                                          22%

------------------------------------------------------------------------------
                             Inviva, Inc. (DE)
------------------------------------------------------------------------------

     100%                                 100%                      100%
------------------------  ------------------------  ------------------------
    Lifco Holding            Inviva Securities             JNF Holding
  Company, Inc. (DE)          Corporation (DE)        Company, Inc. (DE)
------------------------  ------------------------  ------------------------

   100%                                               100%
--------------------------------           ---------------------------------
 The American Life Insurance               Jefferson National Life Insurance
  Company of New York (NY)                          Company (TX)
--------------------------------           ---------------------------------


ITEM 27. NUMBER OF CONTRACT OWNERS


     As of April 18, 2003, there was 1 non-qualified contract owner and 3,144 qualified contract owners.


ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

American Separate Account 5
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I
Jefferson National Life Separate Account L
Jefferson National Life Advisor Variable Annuity Account

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.






                           NAME                                                POSITIONS AND OFFICES
-----------------------------------------------------------------------------------------------------------------------
                      Craig A. Hawley                                        President, General Counsel
                                                                                   and Secretary

                       Shane Gleeson                                                  Director

                       Bob Jefferson                                                  Director*

                   Edward J. O'Brien, IV                                      Chief Financial Officer

* The principal business address for Bob Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Pennsylvania, PA 19103.






(c) Prior to May 1, 2003, Conseco Equity Sales, Inc. served as the Registrant's principal underwriter. The information in the table below is for the Registrant's last fiscal year.



                              NET UNDERWRITING        COMPENSATION ON
   NAME OF PRINCIPAL           DISCOUNTS AND           REDEMPTION OR              BROKERAGE
     UNDERWRITER                COMMISSIONS            ANNUITIZATION             COMMISSIONS            COMPENSATION*
--------------------------------------------------------------------------------------------------------------------------
Conseco Equity Sales, Inc.    None                    None                     None                    None


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company c/o Inviva, Inc., 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


     (d) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


     (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Post-Effective Amendment No. 14 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Louisville, the State of Kentucky, on this 30th day of April 2003.

                          JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                          (Registrant)






                          JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                          (Depositor)

                          By:  /s/ David Smilow
                               -----------------------------
                               Name:  David Smilow
                               Title: Chairman of the Board and
                                      Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                         TITLE                              DATE
--------------------------        ---------------------------        --------------------------
/s/ David Smilow                   Chairman of the Board and               April 30, 2003
-----------------------             Chief Executive Officer
Name: David Smilow

/s/ Tracey Hecht Smilow                   Director                         April 30, 2003
-----------------------
Name: Tracey Hecht Smilow

/s/ Shane Gleeson                         Director                         April 30, 2003
-----------------------
Name: Shane Gleeson

/s/ Dean Kehler                           Director                         April 30, 2003
-----------------------
Name: Dean Kehler

/s/ Thomas Leaton                         Director                         April 30, 2003
-----------------------
Name: Thomas Leaton

/s/ Mark Singleton                 Chief Financial Officer                 April 30, 2003
-----------------------
Name: Mark Singleton

                                  EXHIBIT INDEX

Exhibit (8)(d)(v)        Amendment to Fund Participation Agreement
                         between Van Eck Worldwide Insurance Trust, Van Eck
                         Associates Corporation and Jefferson National Life
                         Insurance Company.

Exhibit (8)(h)(ii)       Form of Fund Participation Agreement among Rydex
                         Variable Trust, Rydex Distributors, Inc. and Jefferson
                         National Life Insurance Company.

Exhibit (8)(m)(iii)      Fund Participation Agreement between Janus Aspen
                         Series and Jefferson National Life Insurance Company.

Exhibit (8)(o)(iv)       Amendment to Fund Participation Agreement among
                         Neuberger Berman Adviser Management Trust, Neuberger
                         Berman Management Inc. and Conseco Variable Insurance
                         Company, Inc.

Exhibit (8)(q)           Participation Agreement among Conseco Variable
                         Insurance Company, Conseco Series Trust and Conseco
                         Equity Sales, Inc.

Exhibit (8)(r)           Participation Agreement by and among Jefferson National
                         Life Insurance Company, Royce Capital Fund and Royce
                         Associates, LLC.

Exhibit (8)(s)           Participation Agreement by and among AIM Variable
                         Insurance Funds, AIM Distributors, Inc., Jefferson
                         National Life Insurance Company and Inviva Securities
                         Corporation.

Exhibit (8)(t)           Participation Agreement by and among Jefferson National
                         Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.

Exhibit (8)(u)           Shareholder Services Agreement by and between Jefferson
                         National Life Insurance Company and Third Avenue
                         Management LLC.

Exhibit (10)(a)          Consent of Morgan, Lewis & Bockius LLP.

Exhibit (10)(b)          Consent of Independent Auditors.